UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580 Los Angeles, CA	90025

(Address of principal executive offices)	(Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

METROPOLITAN WEST FUNDS

ULTRA SHORT BOND FUND

LOW DURATION BOND FUND

INTERMEDIATE BOND FUND

TOTAL RETURN BOND FUND

HIGH YIELD BOND FUND

STRATEGIC INCOME FUND

ALPHATRAKSM 500 FUND

SEMI-ANNUAL REPORT

(Unaudited)

September 30, 2005

Metropolitan West Funds

Dear Fellow Shareholder,

Thank you for your continued participation in the Metropolitan West Funds. We are pleased to present the enclosed Semiannual Report for the Funds, including the following:

Metropolitan West Total Return Bond Fund – M-Class (MWTRX), I-Class (MWTIX)

Metropolitan West Intermediate Bond Fund – M-Class (MWIMX), I-Class (MWIIX)

Metropolitan West Low Duration Bond Fund – M-Class (MWLDX), I-Class (MWLIX)

Metropolitan West High Yield Bond Fund – M-Class (MWHYX), I-Class (MWHIX)

Metropolitan West AlphaTrak 500 Fund (MWATX)

Metropolitan West Strategic Income Fund – M-Class (MWSTX), I-Class (MWSIX)

Metropolitan West Ultra Short Bond Fund – M-Class (MWUSX), I-Class (MWUIX)

Market Environment and Review

Nearing the end of the third quarter, Mother Nature struck hard against the U.S. Gulf states, as Hurricane Katrina wreaked calamitous destruction along coastal Louisiana, Mississippi and Alabama in late August. Leaving a virtually destroyed New Orleans in its wake (the result of a compromised series of flood control levees), it was only a matter of a week or so before a new storm took aim at the Texas coast. Hurricane Rita, preceded by the sobering catastrophe of Katrina, commanded duly intensified preparations, spurred chaotic evacuation attempts and further threatened the area’s massive geo-petro infrastructure. To the relief of the storm-ravaged region, Rita dissipated with relative quickness and without the follow-up disaster that was New Orleans. Still, Rita left behind her share of damage, though overall more disruptive than destructive to the oil industry, likely fortuitous given the already staggering costs to rebuild. In the wake of the catastrophe, with the toll on life and property incalculable, an unprecedented recovery and rebuilding effort will move forward. The economic fallout from the shock is likely to be significant, especially on a regular basis most notably from the spigots that will gush forth relief from Washington.

Before the one-two punch of Katrina and Rita, the economy remained expansionary, though the effects of a 54% surge in gasoline prices since early May were clearly weighing on consumer confidence measures. Additionally, the Federal Reserve Board (the Fed) held fast to its commitment to normalize the Fed Funds rate, hiking the monetary bellwether – and, of course, prime-related interest measures – by 25 basis points at, now, eleven straight meetings (as of September 30), lifting the Fed Funds rate to 3.75%. The latest hike came notwithstanding some political and investor calls for a pause in order to assess the impact of the hurricanes. Based on the Fed’s strong signal that it will continue to tighten, Treasury yields moved higher across the curve by approximately 30 basis points in September alone. Year-to-date, however, the Treasury curve story has been one of dramatic flattening, with the 2-Year yield up by 110 basis points (to 3.54%) and the 10-Year higher by only 11 basis points (to 4.32%). (The “long” Treasury yield was, in fact, lower by 26 basis points in 2005, at least through September 30.)

A flatter Treasury yield curve, along with still-low rates and limited volatility, i.e., opportunity, across the fixed income sectors, has contributed to muted returns in 2005 across much of the capital markets. The third quarter met with some recovery in a corporate market that had faced a challenging first half of 2005, when a credit downgrade of billions in auto industry debt stirred volatility across the sector, increased risk premiums and led to modest underperformance in the corporate market (investment grade and high yield). With technical pressures subsiding over the past three months, investment grade corporate bonds added about 30 basis points of incremental duration-adjusted performance, while high yield added approximately 190 basis points. Asset-backed issues, particularly those collateralized by home equity and manufactured housing loans, continued to deliver positive relative performance, with 25 basis points over the third quarter and nearly 100 basis points in 2005. Based on these factors, the Metropolitan West Funds posted the following returns through September 30, 2005.

Data sources for the discussion above include Bloomberg, Lehman Brothers, and Merrill Lynch.

Fund Results

Metropolitan West Total Return Bond Fund – M-Class (MWTRX), I-Class (MWTIX)

	Performance Through September 30, 2005
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	Since Inception (Annualized)
MWTRX (Inception: March 31, 1997)	2.73%	5.16%	8.79%	6.43%	7.41%
Lehman Bros. Aggregate Index	2.31%	2.80%	3.95%	6.62%	6.83%
MWTIX (Inception: March 31, 2000)	2.84%	5.38%	9.06%	6.65%	7.01%
Lehman Bros. Aggregate Index	2.31%	2.80%	3.95%	6.62%	6.91%

Metropolitan West Intermediate Fund – M-Class (MWIMX), I-Class (MWIIX)

	Performance Through September 30, 2005
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	Since Inception (Annualized)
MWIMX (Inception: June 30, 2003)	1.59%	2.37%	—	3.77%
Lehman Bros. Intermediate Gov’t. Credit Index	1.94%	1.48%	—	1.82%
MWIIX (Inception: June 28, 2002)	1.80%	2.58%	6.44%	7.52%
Lehman Bros. Intermediate Gov’t. Credit Index	1.94%	1.48%	3.36%	4.51%

Metropolitan West Low Duration Bond Fund – M-Class (MWLDX), I-Class (MWLIX)

	Performance Through September 30, 2005
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	Since Inception (Annualized)
MWLDX (Inception: March 31, 1997)	1.62%	3.51%	4.66%	4.02%	5.33%
Merrill Lynch 1-3 Year US Treasury Index	1.23%	0.99%	1.55%	4.08%	4.89%
MWLIX (Inception: March 31, 2000)	1.72%	3.71%	4.86%	4.22%	4.55%
Merrill Lynch 1-3 Year US Treasury Index	1.23%	0.99%	1.55%	4.08%	4.41%

Metropolitan West High Yield Bond Fund – M-Class (MWHYX), I-Class (MWHIX)

	Performance Through September 30, 2005
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	Since Inception (Annualized)
MWHYX (Inception: September 30, 2002)	2.58%	7.05%	17.05%	17.05%
Merrill Lynch US Corp. High Yield Index	3.72%	6.72%	15.99%	15.99%
MWHIX (Inception: March 31, 2003)	2.62%	7.22%	—	13.01%
Merrill Lynch US Corp. High Yield Index	3.72%	6.72%	—	13.04%

Metropolitan West AlphaTrak 500 Fund (MWATX)

	Performance Through September 30, 2005
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	Since Inception (Annualized)
MWATX (Inception: June 29, 1998)	5.23%	12.90%	19.41%	-1.33%	3.27%
Standard & Poor’s 500 Equity Index	5.02%	12.26%	16.71%	-1.48%	2.61%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mwamllc.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Unlike a mutual fund, the performance of an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

Metropolitan West Strategic Income Fund – M-Class (MWSTX), I-Class (MWSIX)

	Performance Through September 30, 2005
	6 Months (Cumulative)	1 Year (Annualized)	Since Inception (Annualized)
MWSTX (Inception: June 30, 2003)	1.98%	4.17%	9.65%
Merrill Lynch 3-Month US Treasury Index + 2%	2.56%	4.68%	3.80%
MWSIX (Inception: March 31, 2004)	2.12%	4.43%	4.13%
Merrill Lynch 3-Month US Treasury Index + 2%	2.56%	4.68%	3.09%

Metropolitan West Ultra Short Bond Fund – M-Class (MWUSX), I-Class (MWUIX)

	Performance Through September 30, 2005
	6 Months (Cumulative)	1 Year (Annualized)	Since Inception (Annualized)
MWUSX (Inception: June 30, 2003)	2.03%	3.11%	4.81%
Merrill Lynch 1-Year US Treasury Index	1.28%	1.45%	1.18%
MWUIX (Inception: July 31, 2004)	1.92%	3.08%	2.96%
Merrill Lynch 1-Year US Treasury Index	1.28%	1.45%	1.46%

The Market Ahead

Strategically, MWAM maintains a relatively defensive portfolio positioning with regard to interest rates across the Funds. However, with Treasury rates higher by 65 to 75 basis points since June 30 (through October 28), MWAM’s philosophical approach has called for and will precipitate incrementally more duration versus the various benchmarks as rates push higher. The broadly distributed maturity structure (i.e., barbell) of the past several quarters has been neutralized, as the yield curve has flattened sharply in concert with the Fed’s systematic tightening over the last 15 months. Sector emphasis continues in mortgage- and asset-backed securities with solid credit enhancement, modest yield premiums and protection against duration extension. Holdings focus on “seasoned” home loans, as well as asset-backed securities collateralized by home equity and manufactured housing receivables. While selection in corporate issues remains predicated on yield capture, with a focus on good credit fundamentals and higher seniority in the capital structure, MWAM’s view on credit spreads is becoming increasingly more cautious. Across the Funds, within the corporate sector, value is targeted in enhanced equipment trust certificates (EETCs) and auto industry bonds, both bearing attractive risk-adjusted yields.

A Consistent Long-Term Value Orientation

In closing, MWAM remains committed to a philosophy rooted in a value with a long-term perspective. As such, the investment team continues to target consistent outperformance of the Funds’ benchmarks over a market cycle by diversifying the sources of value-added in the portfolios. Those value-added strategies include: (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution.

Again, we thank you for your continued support of the Metropolitan West Funds and look forward to the ongoing opportunity to meet your investment needs.

Sincerely,

Scott Dubchansky

President and Trustee

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mwamllc.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Unlike a mutual fund, the performance of an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

One-year returns are due in part to market conditions that might not be repeated in the future. U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. A quality rating, such as “BB,” refers to the credit risk of individual securities, and not to the Fund. Investment by a Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Bond Funds have similar interest rates, issues and credit risks as those associated with the underlying bonds in their portfolios, all of which could reduce a Fund’s value. As interest rates rise, the value of a Bond Fund can decline and an investor can lose principal. The High Yield Bond Fund purchases more speculative bonds, which are subject to greater risks than higher-rated bonds. The Strategic Income Fund engages in sophisticated investment strategies. The AlphaTrakSM 500 Fund trades futures and derivative contracts. These Funds may not be suitable for all investors.

The views and forecasts expressed here are as of September 2005, are subject to change without notice and may not come to pass. Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision-making, economic or market conditions or other unanticipated factors.

Funds are distributed by PFPC Distributors, Inc.

760 Moore Rd., King of Prussia, PA 19406.

To be preceded or accompanied by a prospectus.

Metropolitan West Funds

Disclosure of Fund Expenses

For the Six Months Ended September 30, 2005 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to provide an example illustrating a fund’s expenses based on an assumed 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Metropolitan West Funds do not charge any sales loads or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/05	Ending Account Value 09/30/05	Expense Ratio[1]	Expenses Paid During Period[2]

Ultra Short Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,020.40	0.50%	$2.53
Class I	$1,000.00	$1,019.20	0.34%	$1.72
Hypothetical 5% Return
Class M	$1,000.00	$1,022.56	0.50%	$2.54
Class I	$1,000.00	$1,023.36	0.34%	$1.72

[1]	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

	Beginning Account Value 04/01/05	Ending Account Value 09/30/05	Expense Ratio[1]	Expenses Paid During Period[2]

Low Duration Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,016.20	0.58%	$2.93
Class I	$1,000.00	$1,017.20	0.39%	$1.97
Hypothetical 5% Return
Class M	$1,000.00	$1,022.16	0.58%	$2.94
Class I	$1,000.00	$1,023.11	0.39%	$1.98
Intermediate Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,015.90	0.65%	$3.28
Class I	$1,000.00	$1,018.00	0.44%	$2.23
Hypothetical 5% Return
Class M	$1,000.00	$1,021.81	0.65%	$3.29
Class I	$1,000.00	$1,022.86	0.44%	$2.23

Total Return Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,027.30	0.65%	$3.30
Class I	$1,000.00	$1,028.40	0.44%	$2.24
Hypothetical 5% Return
Class M	$1,000.00	$1,021.81	0.65%	$3.29
Class I	$1,000.00	$1,022.86	0.44%	$2.23

High Yield Bond Fund
Actual Fund Return
Class M	$1,000.00	$1,025.80	0.80%	$4.06
Class I	$1,000.00	$1,026.20	0.55%	$2.79
Hypothetical 5% Return
Class M	$1,000.00	$1,021.06	0.80%	$4.05
Class I	$1,000.00	$1,022.31	0.55%	$2.79

Strategic Income Fund
Actual Fund Return
Class M	$1,000.00	$1,019.80	2.24%	$11.34
Class I	$1,000.00	$1,021.10	1.99%	$10.08
Hypothetical 5% Return
Class M	$1,000.00	$1,013.84	2.24%	$11.31
Class I	$1,000.00	$1,015.09	1.99%	$10.05

AlphaTrak 500 Fund
Actual Fund Return	$1,000.00	$1,052.30	0.52%	$2.68
Hypothetical 5% Return	$1,000.00	$1,022.46	0.52%	$2.64

[1]	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Metropolitan West Funds

Summary of Portfolio Holdings

September 30, 2005 (Unaudited)

These tables are provided to give you a quick reference to the composition of each Funds’ portfolio holdings. We hope that this information enhances your understanding of the different kinds of investments in the Funds.

Ultra Short Bond Fund

Sector Diversification:
U.S. Agency Mortgage-Backed	30.23%
Asset-Backed Securities	23.18%
Non-Agency Mortgage-Backed	23.13%
U.S. Agency Discount Notes	15.23%
Corporate Bonds	9.30%
U.S. Agency Securities	0.66%
Money Market RIC	0.09%
Other	-1.82%

Total	100.00%

Distribution by Quality Rating:
US Treasury	3.67%
Agency	42.41%
AAA	33.40%
AA	2.33%
A	10.56%
BBB	2.62%
BB or below	5.02%

Total	100.00%

Distribution by Maturity:
0 to 1 years	19.85%
1 year to 3 years	64.82%
3 years to 5 years	12.45%
5 years to 10 years	1.65%
10 years to 20 years	1.23%
20 years +	—

Total	100.00%

Low Duration Bond Fund

Sector Diversification:
Corporate Bonds	29.47%
Non-Agency Mortgage-Backed	16.41%
Asset-Backed Securities	15.69%
U.S. Treasury Securities	13.97%
U.S. Agency Mortgage-Backed	10.55%
U.S. Agency Securities	4.86%
U.S. Agency Discount Notes	4.23%
Commercial Mortgage-Backed	2.73%
Other	1.58%
Preferred Stock	0.41%
Money Market RIC	0.10%

Total	100.00%

Distribution by Quality Rating:
US Treasury	15.13%
Agency	18.80%
AAA	27.27%
AA	8.25%
A	10.33%
BBB	13.32%
BB or below	6.89%

Total	100.00%

Distribution by Maturity:
0 to 1 years	14.44%
1 year to 3 years	53.98%
3 years to 5 years	22.91%
5 years to 10 years	7.89%
10 years to 20 years	0.45%
20 years +	0.33%

Total	100.00%

Intermediate Bond Fund

Sector Diversification:
U.S. Treasury Securities	33.14%
Corporate Bonds	26.72%
Asset-Backed Securities	12.22%
U.S. Agency Mortgage-Backed	10.86%
Non-Agency Mortgage-Backed	9.39%
U.S. Agency Discount Notes	6.55%
Commercial Mortgage-Backed	1.04%
Money Market RIC	0.13%
Other	-0.05%

Total	100.00%

Distribution by Quality Rating:
US Treasury	34.77%
Agency	15.95%
AAA	17.68%
AA	5.61%
A	6.68%
BBB	11.44%
BB or below	7.86%

Total	100.00%

Distribution by Maturity:
0 to 1 years	13.44%
1 year to 3 years	29.35%
3 years to 5 years	26.42%
5 years to 10 years	27.15%
10 years to 20 years	0.82%
20 years +	2.82%

Total	100.00%

Total Return Bond Fund

Sector Diversification:
U.S. Treasury Securities	29.20%
Corporate Bonds	28.45%
Asset-Backed Securities	12.36%
Non-Agency Mortgage-Backed	11.40%
U.S. Agency Mortgage-Backed	11.14%
Commercial Mortgage-Backed	5.64%
U.S. Agency Securities	3.38%
Preferred Stock	0.37%
Other	-1.94%

Total	100.00%

Distribution by Quality Rating:
US Treasury	29.52%
Agency	14.39%
AAA	17.54%
AA	4.76%
A	5.69%
BBB	11.88%
BB or below	16.22%

Total	100.00%

Distribution by Maturity:
0 to 1 years	4.54%
1 year to 3 years	24.25%
3 years to 5 years	36.60%
5 years to 10 years	19.41%
10 years to 20 years	6.51%
20 years +	8.67%

Total	100.00%

High Yield Bond Fund

Sector Diversification:
Corporate Bonds	90.55%
Other	4.97%
Non-Agency Mortgage-Backed	1.37%
Money Market RIC	1.18%
U.S. Agency Mortgage-Backed	0.92%
Asset-Backed Securities	0.68%
Preferred Stock	0.20%
U.S. Agency Discount Notes	0.13%

100.00%

Distribution by Quality Rating:
US Treasury	0.03%
Agency	1.02%
AAA	2.76%
AA	5.24%
A	1.15%
BBB	6.02%
BB	32.28%
B	46.64%
CCC	3.51%
CC or below	1.35%

Total	100.00%

Distribution by Maturity:
0 to 1 years	16.05%
1 year to 3 years	18.68%
3 years to 5 years	9.15%
5 years to 10 years	50.77%
10 years to 20 years	2.31%
20 years +	3.04%

Total	100.00%

Strategic Income Fund

Sector Diversification:
Asset-Backed Securities	31.56%
Corporate Bonds	30.97%
U.S. Agency Discount Notes	17.10%
U.S. Agency Mortgage-Backed	11.89%
Non-Agency Mortgage-Backed	3.75%
Other	3.15%
Equities	0.80%
Commercial Mortgage-Backed	0.50%
Money Market RIC	0.28%

Total	100.00%

Distribution by Quality Rating:
US Treasury	0.83%
Agency	28.14%
AAA	18.31%
AA	6.07%
A	3.77%
BBB	16.70%
BB or below	26.18%

Total	100.00%

Distribution by Maturity:
0 to 1 years 28.19%
1 year to 3 years	20.20%
3 years to 5 years	16.46%
5 years to 10 years	27.98%
10 years to 20 years	4.17%
20 years +	2.99%

Total	100.00%

AlphaTrakSM 500 Fund

Sector Diversification:
Corporate Bonds	32.54%
Asset-Backed Securities	25.63%
Non-Agency Mortgage-Backed	14.52%
U.S. Agency Mortgage-Backed	5.74%
U.S. Agency Securities	8.89%
Other	2.61%
Preferred Stock	0.45%
Money Market RIC	2.55%
U.S. Agency Discount Notes	7.07%

Total	100.00%

Distribution by Quality Rating:
US Treasury	1.17%
Agency	20.69%
AAA	22.41%
AA	13.14%
A	13.44%
BBB	16.10%
BB or below	13.05%

Total	100.00%

Distribution by Maturity:
0 to 1 years	33.71%
1 year to 3 years	43.78%
3 years to 5 years	13.56%
5 years to 10 years	8.95%
10 years to 20 years	—
20 years +	—

Total	100.00%

All figures presented as percentages of total net assets. Credit rating distributions for each fund were determined by giving each fixed income security the highest rating assigned by a nationally recognized statistical rating organization. If a security is not rated, the Adviser has assigned a credit rating based upon the credit rating of comparable quality rated securities.

The summary of Portfolio Holdings does not reflect investments in derivatives. Interested investors should consult the Schedule of Portfolio Investments for each fund for details on derivative investments.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ most recent Form N-Q was filed for the quarter ended June 30, 2005. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Issues	Principal Amount	Value

BONDS 86.50%
ASSET-BACKED SECURITIES—23.18%[3]
Aames Mortgage Trust 2002-1 A3, 6.90%, 06/25/32	$70,842	$73,445
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	100,000	102,006
ABFS Mortgage Loan Trust 2002-2
A5, 6.41%, 07/15/33	37,021	37,821
A7, 5.22%, 07/15/33	119,592	119,162
ABFS Mortgage Loan Trust 2002-3 A, 4.26%, 09/15/33	519,437	515,296
ABFS Mortgage Loan Trust 2002-4 A, 4.43%, 12/15/33	315,975	311,412
Ameriquest Mortgage Securities, Inc. 2003-10 AF3, 3.23%, 12/25/33	225,622	225,063
Amortizing Residential Collateral Trust 2002-BC4 M2, 4.98%, 07/25/32[7]	3,950,000	3,994,062
ARG Funding Corp. 2003-1A A1, 4.25%, 03/20/07[4,7]	1,410,000	1,411,069
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1, 8.04%, 08/25/30	2,500,000	2,552,277
Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05[6]	1,327,000	11,197
Centex Home Equity 2001-B A6, 6.36%, 07/25/32	2,819,565	2,839,963
Centex Home Equity 2002-C M2, 4.98%, 09/25/32[7]	2,250,000	2,260,021
Centex Home Equity 2002-D M2, 5.88%, 12/25/32[7]	1,325,000	1,340,770
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 2M2, 5.23%, 11/25/31[7]	690,550	694,022
CIT Group Home Equity Loan Trust 2002-1 MV2, 5.08%, 08/25/30[7]	1,200,000	1,209,538
Conseco Finance 2000-C B2, 5.82%, 07/15/29[7]	48,848	46,362
Conseco Finance 2001-A
IA5, 7.06%, 03/15/32	327,008	328,987
IIB1, 10.30%, 03/15/32	1,100,000	1,140,625
IM2, 8.02%, 03/15/32	312,438	322,103
Conseco Finance 2001-C A4, 6.19%, 03/15/30	118,628	119,807
Conseco Finance 2002-C AF4, 5.97%, 06/15/32	199,606	200,310
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	228,413	230,103
Conseco Finance Securitizations Corp. 2001-4 A2, 5.15%, 09/01/33	14,295	14,304
Contimortgage Home Equity Loan Trust 1999-3 A6, 7.68%, 12/25/29	25,337	25,562
Countrywide Asset-Backed Certificates 2003-BC1 M1, 4.75%, 12/25/32[7]	2,250,000	2,266,052

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 5.53%, 03/25/32[7]	$927,951	$928,990
	CS First Boston Mortgage Securities Corp. 2001-MH29 A, 5.60%, 09/25/31	344,346	335,352
	Deutsche Financial Capital Securitization LLC 1997-I A3, 6.75%, 09/15/27	511,753	521,635
	EQCC Home Equity Loan Trust 1998-1 A5F, 6.85%, 01/15/28	101,339	101,409
	EQCC Home Equity Loan Trust 1999-1 A4F, 6.13%, 07/20/28	53,788	53,894
	EQCC Home Equity Loan Trust 1999-2 A4F, 6.75%, 08/25/27	1,233,974	1,239,598
	Equity One ABS, Inc. 2003-4 AF3, 3.53%, 10/25/34	321,655	320,722
	Fannie Mae Whole Loan 2003-W14 1A6, 5.82%, 09/25/43	1,000,000	1,010,304
	First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	38,914	38,796
	GE Capital Mortgage Services, Inc. 1998-HE1 A7, 6.47%, 06/25/28	13,688	13,662
	GMAC Mortgage Corporation Loan Trust 1999-2 A4, 8.02%, 11/25/29	34,735	34,665
	GMAC Mortgage Corporation Loan Trust 2003-GH1 A5, 5.60%, 07/25/34	125,000	125,248
	Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	22,686	23,607
	Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	61,689	64,850
	Green Tree Financial Corp. 1998-6 A6, 6.27%, 06/01/30	108,212	109,049
	Green Tree Financial Corp. 1999-1 A4, 5.76%, 11/01/18	75,481	75,630
	Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	350,234	353,527
	Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	691,509	688,474
	Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	183,459	180,519
	Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	78,834	78,884
	Greenpoint Manufactured Housing 1999-3 1A4, 6.53%, 12/15/19	11,644	11,645
	GSAMP Trust 2004-FM1 M2, 5.23%, 11/25/33[7]	2,810,000	2,859,256
	Home Equity Mortgage Trust 2004-1 M2, 5.23%, 06/25/34[7]	5,100,000	5,145,197
	IndyMac Home Equity Loan Asset-Backed Trust 2002-A
	M1, 4.58%, 05/25/33[7]	2,400,000	2,410,164
	M2, 5.08%, 05/25/33[7]	2,275,000	2,286,062
	IndyMac Manufactured Housing Contract 1998-2 A4, 6.64%, 12/25/27	609,729	600,289

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Irwin Acquisition Trust 2000-A1A M1, 8.85%, 07/25/10[4]	$94,521	$94,350
	Irwin Home Equity 2001-2 M2, 5.08%, 07/25/26[7]	8,152	8,158
	Irwin Home Equity 2003-A M2, 5.98%, 10/25/27[7]	2,705,000	2,763,093
	Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	76,126	76,747
	Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	120,288	121,168
	Mid-State Trust 6 A4, 7.79%, 07/01/35	77,112	81,027
	Morgan Stanley ABS Capital I Inc. 2004-NC2 M2, 5.03%, 12/25/33[7]	5,000,000	5,069,959
	Morgan Stanley Dean Witter Capital I Inc. 2002-HE1 M2, 5.13%, 07/25/32[7]	1,600,000	1,612,346
	Morgan Stanley Dean Witter Capital I Inc. 2002-HE2 M2, 5.08%, 08/25/32[7]	1,650,000	1,660,319
	New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	155,686	155,847
	Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	13,033	13,109
	Oakwood Mortgage Investors, Inc. 1998-B
	A3, 6.20%, 01/15/15	18,720	18,871
	A4, 6.35%, 03/15/17	937,216	948,807
	Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	106,358	106,737
	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10[6]	109,046	17,929
	Option One Mortgage Loan Trust 1999-2 A5, 7.26%, 05/25/29[7]	149,951	149,649
	Renaissance NIM Trust 2005-2 N, 5.19%, 07/25/35[4]	1,693,524	1,693,524
	Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.51%, 03/25/31[7]	759,927	758,529
	Residential Asset Mortgage Products, Inc. 2002-RS6 AI4, 4.66%, 02/25/31	133,909	133,682
	Residential Asset Mortgage Products, Inc. 2003-RS1 AI4, 4.50%, 03/25/31	124,854	124,619
	Residential Asset Securities Corp. 1999-KS2 AI9, 7.15%, 07/25/30	127,396	127,113
	Residential Asset Securities Corp. 2002-KS1 AI4, 5.86%, 11/25/29	120,657	120,598
	Residential Asset Securities Corp. 2002-KS8 A4, 4.58%, 11/25/30	1,190,835	1,187,751
	Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7, 8.10%, 09/25/29	676,516	674,967

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7, 8.29%, 02/25/25	$74,804	$74,879
	SACO I Trust 2004-1 AIO (IO), 6.00%, 12/25/06[4,6]	20,637,000	1,124,717
	SACO I Trust 2004-2 IO (IO), 6.00%, 04/25/07[4,6]	17,518,000	1,278,814
	SACO I Trust 2004-3A AIO (IO), 6.00%, 12/25/07[4,6]	16,327,000	1,346,978
	Saxon Asset Securities Trust 2002-1 M2, 5.03%, 11/25/31[7]	819,395	825,125
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	96,250	4,306
	Terwin Mortgage Trust 2003-5SL
	AX (IO), 10.00%, 10/25/34[6]	253,448	13,846
	M2, 5.88%, 10/25/34[7]	1,100,000	1,107,391
	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	747,501	68,774
	Terwin Mortgage Trust 2004-10SL AX (IO), 6.00%, 09/25/34[4,6]	17,233,333	1,154,547
	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34[4,6]	3,758,335	296,724
	Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34[4,6]	4,875,000	366,956
	Terwin Mortgage Trust 2005-11SL A1A, 4.50%, 10/25/35	3,250,000	3,245,125
	UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	1,243	1,288
	Vanderbilt Acquisition Loan Trust 2002-1 A2, 4.77%, 10/07/18	162,601	162,743
	Vanderbilt Mortgage Finance 1999-B 1A4, 6.55%, 04/07/18	24,272	24,442
	Vanderbilt Mortgage Finance 1999-D IA3, 7.06%, 10/07/17	19,747	19,909
	Vanderbilt Mortgage Finance 2002-C A2, 4.23%, 02/07/15	1,337,020	1,328,618

	Total Asset-Backed Securities (Cost $72,187,329)		72,166,848

CORPORATES—9.30%[2]
Automotive —1.86%	DaimlerChrysler NA Holding Corp., 4.03%, 03/07/07[7]	1,140,000	1,138,772
	Ford Motor Credit Co., 4.83%, 09/28/07[7] (MTN)	1,600,000	1,560,200
	General Motors Acceptance Corp.,
	4.87%, 10/20/05[7] (MTN)	900,000	900,022
	6.75%, 01/15/06	460,000	462,437
	5.11%, 09/23/08[7] (MTN)	1,868,000	1,732,196

			5,793,627

Banking—0.99%	Credit Suisse First Boston London,
	9.65%, 03/24/10[4,7]	2,286,000	2,054,634
	9.65%, 03/24/10[4,7]	1,136,000	1,021,105

			3,075,739

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Basic Industry —1.57%	ARCO Chemical Company, 9.38%, 12/15/05	$1,125,000	$1,140,469
	Oregon Steel Mills, Inc., 10.00%, 07/15/09	1,600,000	1,732,000
	Steel Dynamics, Inc., 9.50%, 03/15/09	1,875,000	2,001,562

			4,874,031

Communications —0.14%	Sprint Capital Corp., 4.78%, 08/17/06	450,000	450,791

Electric —2.05%	CenterPoint Energy Term Loan, 12.75%, 11/11/05[7,10]	1,000,000	1,035,000
	Dominion Resources, Inc., 4.30%, 09/28/07[7]	1,000,000	1,000,292
	Entergy Gulf States, Inc., 4.27%, 12/01/09[7]	550,000	551,949
	NRG Energy Inc., Term Loan, 3.92%, 12/24/11[7,10]	997,188	1,007,990
	Pinnacle West Energy Corp., 4.57%, 04/01/07[4,7]	1,200,000	1,200,000
	Power Contract Financing LLC, 5.20%, 02/01/06[4]	336,630	337,441
	Texas Genco First Lien Term Loan B, 6.02%, 12/08/11[7,10]	995,731	1,003,976
	Virginia Electric & Power Co., 8.25%, 03/01/25	250,000	259,278

			6,395,926

Energy—1.02%	Kerr McGee Corp. Bank Loan, 6.06%, 05/19/07[7,10]	1,000,000	1,004,196
	Tesoro Petroleum Corp., 9.63%, 11/01/08	2,054,000	2,160,295

			3,164,491

Entertainment —0.70%	News America, Inc., 3.26%[5], 02/28/21[8]	3,703,000	2,180,141

Foreign Agencies —0.08%	Pemex Finance Ltd., 8.02%, 05/15/07	250,833	259,411

Transportation —0.89%	Air 2 US A, 8.03%, 10/01/20[4]	672,233	629,476
	Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	893,165	821,711
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	537,553	494,776
	Delta Air Lines Inc. 2003-1 G, 4.40%, 7/25/09[7]	830,549	832,165

			2,778,128

	Total Corporates (Cost $29,372,152)		28,972,285

MORTGAGE-BACKED—53.36%[3]
Non-Agency Mortgage-Backed —23.13%	Banc of America Funding Corp. 2003-2 1A1, 6.50%, 06/25/32	183,616	186,944
	Bank of America Mortgage Securities 2002-9 3A1, 6.00%, 10/25/17	35,194	34,925
	Bank of America Mortgage Securities 2003-A 2A2, 4.57%, 02/25/33	60,074	59,773
	Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1, 5.50%, 12/25/18	1,310,397	1,320,224

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage-Backed (continued)	Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	$2,352,178	$2,391,137
	Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.12%, 02/25/34[7]	898,087	896,113
	Citigroup Mortgage Loan Trust, Inc. 2004-2 2A1, 6.50%, 08/25/33[4]	2,059,818	2,093,534
	Countrywide Alternative Loan Trust 2004-J6 2A1, 6.50%, 11/25/31	1,646,861	1,674,138
	Countrywide Alternative Loan Trust 2005-14 4X (IO), 1.03%, 05/25/35[6,7]	10,431,764	358,853
	Countrywide Alternative Loan Trust 2005-16 A5, 4.11%, 06/25/35[7]	2,895,803	2,892,728
	Countrywide Alternative Loan Trust 2005-27 2A1, 4.22%, 08/25/35[7]	3,467,854	3,500,906
	Countrywide Alternative Loan Trust 2005-43 1A1, 5.39%, 10/25/35[7]	2,324,629	2,319,545
	Countrywide Alternative Loan Trust 2005-51 2A2A, 4.13%, 11/20/35[7]	3,110,000	3,112,177
	CS First Boston Mortgage Securities Corp. 2002-29 2A3, 7.00%, 10/25/32	461,745	464,367
	CS First Boston Mortgage Securities Corp. 2002-AR31 4A2, 5.37%, 11/25/32[7]	200,000	195,078
	CS First Boston Mortgage Securities Corp. 2003-AR24 2A4, 4.06%, 10/25/33[7]	3,020,000	3,017,653
	CS First Boston Mortgage Securities Corp. 2004-1 2A1, 6.50%, 02/25/34	2,312,844	2,339,537
	DSLA Mortgage Loan Trust 2004-AR1 A2A, 4.21%, 09/19/44[7]	1,526,656	1,529,406
	DSLA Mortgage Loan Trust 2005-AR2 2A1A, 4.00%, 03/19/45[7]	3,080,185	3,068,367
	Fifth Third Mortgage Loan Trust 2002-FTB1 5A1, 4.80%, 11/19/32[7]	241,546	240,243
	First Horizon Mortgage Pass- Through Trust 2002-AR2 2A1, 5.27%, 12/27/32[7]	344,035	345,338
	First Horizon Mortgage Pass- Through Trust 2003-AR2 1A1, 4.37%, 07/25/33[7]	599,827	596,252
	Harborview Mortgage Loan Trust 2005-1 X (IO), 1.04%, 03/19/35[6,7]	11,774,647	338,521
	Harborview Mortgage Loan Trust 2005-10 X (IO), 1.47%, 11/19/35[6,7]	18,772,251	633,563
	Harborview Mortgage Loan Trust 2005-11 2A1A, 4.10%, 08/19/45[7]	2,779,512	2,782,291

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage-Backed (continued)	Harborview Mortgage Loan Trust 2005-12 X2A (IO), 0.40%, 10/19/35[6,7]	$50,300,000	$644,494
	IndyMac INDX Mortgage Loan Trust 2004-AR6 6A1, 5.48%, 10/25/34[7]	1,267,262	1,275,066
	IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A, 4.23%, 11/25/34[7]	959,279	959,879
	IndyMac INDX Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.60%, 12/25/34[6,7]	8,219,093	251,710
	JP Morgan Mortgage Trust 2005-A5 2A1, 5.18%, 08/25/35[7]	2,841,025	2,846,681
	MASTR Adjustable Rate Mortgages Trust 2004-1 2A1, 3.61%, 01/25/34[7]	809,977	807,596
	MASTR Adjustable Rate Mortgages Trust 2004-5 3A1, 4.50%, 06/25/34[7]	1,007,206	1,006,793
	MASTR Adjustable Rate Mortgages Trust 2004-13 3A2, 3.79%, 12/21/34[7]	1,252,819	1,248,440
	MASTR Seasoned Securities Trust 2004-1 4A1, 5.21%, 10/25/32[7]	1,321,361	1,327,882
	MASTR Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	1,995,162	2,028,446
	MASTR Seasoned Securities Trust 2005-1 4A1, 5.91%, 10/25/32[7]	1,713,321	1,731,124
	Mellon Residential Funding Corp. 1998-TBC1 A3, 5.23%, 10/25/28[7]	630,781	638,190
	Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	209,559	210,233
	Residential Asset Mortgage Products, Inc. 2003-SL1 A11, 7.13%, 03/25/16	1,779,631	1,818,757
	Residential Asset Mortgage Products, Inc. 2004-SL1
	A2, 8.50%, 11/25/31	753,004	780,900
	A7, 7.00%, 11/25/31	165,532	169,669
	A8, 6.50%, 11/25/31	1,057,228	1,081,271
	Residential Asset Securitization Trust 2004-IP2 2A1, 5.25%, 12/25/34[7]	2,207,937	2,215,165
	Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	60,440	60,558
	Structured Asset Securities Corp. 2002-8A 6A, 6.63%, 05/25/32[7]	10,840	10,935
	Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34[4,6]	18,444,203	442,661
	Washington Mutual 2002-AR6 A, 4.27%, 06/25/42[7]	1,253,428	1,265,722
	Washington Mutual 2002-AR10 A6, 4.82%, 10/25/32	261,419	260,949

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage-Backed (continued)	Washington Mutual 2002-AR17 2A, 3.92%, 11/25/42[7]	$1,723,152	$1,701,616
	Washington Mutual 2002-AR18 A, 4.13%, 01/25/33[7]	1,517,848	1,508,027
	Washington Mutual 2003-AR6 A1, 4.35%, 06/25/33[7]	1,738,804	1,723,624
	Washington Mutual 2005-AR1 A2A2, 4.08%, 01/25/45[7]	1,881,600	1,882,631
	Washington Mutual MSC Mortgage Pass-Through Certificates 2001-MS15 3A1, 6.25%, 01/25/32	3,170,450	3,174,002
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS1 1A, 5.00%, 02/25/18	791,596	783,680
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	712,356	735,057
	Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	598,590	612,877
	Wells Fargo Mortgage Backed Securities Trust 2002-18 1A8, 6.00%, 12/25/32	432,189	432,949

			72,029,197

U.S. Agency Mortgage-Backed —30.23%	Fannie Mae 1988-12 A, 8.69%, 02/25/18[7]	299,210	341,136
	Fannie Mae 1992-50 F, 4.34%, 04/25/07[7]	119,165	119,550
	Fannie Mae 1992-53 G, 7.00%, 04/25/07	64,133	64,948
	Fannie Mae 1993-80 S, 6.18%, 05/25/23[7]	23,787	23,747
	Fannie Mae 1993-210 PL, 6.50%, 04/25/23	903,067	913,462
	Fannie Mae 1994-55 S, 13.62%, 12/25/23[7]	23,224	25,850
	Fannie Mae 1997-23 PB, 6.63%, 01/25/22	145,703	148,937
	Fannie Mae 1998-58 PC, 6.50%, 10/25/28	2,042,083	2,113,261
	Fannie Mae 1999-19 TD, 6.50%, 04/25/13	29,415	29,408
	Fannie Mae 1999-41 PD, 6.50%, 08/25/13	2,580	2,576
	Fannie Mae 2000-27 AN, 6.00%, 08/25/30	38,116	38,739
	Fannie Mae 2001-31 SA, 9.65%, 11/25/17[7]	1,549,861	1,565,316
	Fannie Mae 2001-42 SB, 8.50%, 09/25/31	14,204	15,421
	Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	329,540	331,924
	Fannie Mae 2001-68 PV, 6.00%, 11/25/18	250,000	254,667
	Fannie Mae 2003-6 UH (IO), 5.50%, 07/25/22	684,143	116,620
	Fannie Mae 2003-7 PA, 4.50%, 03/25/20	858,893	857,670

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	$124,741	$1,911
	Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	686,951	103,876
	Fannie Mae 2003-85 IE (IO), 5.50%, 06/25/29	266,448	29,710
	Fannie Mae 2003-124
	IO (IO), 5.25%, 03/25/31	1,691,442	128,275
	TS, 9.80%, 01/25/34[7]	313,762	345,486
	Fannie Mae 2004-96 MT, 7.00%, 12/25/34[7]	532,621	545,351
	Fannie Mae 2005-47 SL, 7.50%, 06/25/35[7]	973,510	971,456
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	418,027	85,716
	Fannie Mae Pool 545350, 6.50%, 11/01/16	2,419,086	2,503,027
	Fannie Mae Pool 111643, 4.42%, 09/01/20[7]	37,010	36,775
	Fannie Mae Pool 190656, 6.50%, 02/01/14	627,918	653,447
	Fannie Mae Pool 254190, 5.50%, 02/01/09	938,924	950,408
	Fannie Mae Pool 303683, 6.50%, 08/01/25	26,473	27,394
	Fannie Mae Pool 523829, 8.00%, 11/01/19	718,205	768,528
	Fannie Mae Pool 555098, 5.16%, 11/01/32[7]	492,615	495,566
	Fannie Mae Pool 555177, 4.86%, 01/01/33[7]	635,222	630,901
	Fannie Mae Pool 555207, 7.00%, 11/01/17	157,245	161,895
	Fannie Mae Pool 555312, 4.31%, 01/01/33[7]	4,231,009	4,258,127
	Fannie Mae Pool 555705, 4.19%, 07/01/33[7]	2,986,825	3,015,363
	Fannie Mae Pool 567002, 8.00%, 05/01/23	301,655	322,354
	Fannie Mae Pool 582521, 7.00%, 05/01/31	85,258	89,275
	Fannie Mae Pool 630599, 7.00%, 05/01/32	543,224	568,797
	Fannie Mae Pool 646884, 5.54%, 05/01/32[7]	48,714	49,402
	Fannie Mae Pool 647903, 4.55%, 04/01/27[7]	376,017	384,657
	Fannie Mae Pool 648860, 6.50%, 05/01/17	1,853,058	1,917,418
	Fannie Mae Pool 655127, 7.00%, 07/01/32	121,152	126,770
	Fannie Mae Pool 655133, 7.00%, 08/01/32	172,038	180,052
	Fannie Mae Pool 655151, 7.00%, 08/01/32	302,168	316,133
	Fannie Mae Pool 655928, 7.00%, 08/01/32	74,194	77,686
	Fannie Mae Pool 735207, 7.00%, 04/01/34	1,954,932	2,049,856
	Fannie Mae Pool 735575, 5.50%, 12/01/18	2,355,175	2,391,996
	Fannie Mae Pool 735686, 6.50%, 12/01/22	2,528,882	2,628,520

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Fannie Mae Pool 735883, 6.00%, 03/01/33	$3,000,000	$3,068,064
	Fannie Mae Pool 762525, 6.50%, 11/01/33	281,442	289,823
	Fannie Mae Pool 805268, 2.71%, 01/01/35[7]	1,866,781	1,854,661
	Fannie Mae Pool 811267, 4.54%, 12/01/34[7]	1,801,049	1,799,286
	Fannie Mae Pool 840634, 6.50%, 06/01/35[6]	1,622,370	1,675,665
	Freddie Mac 1214 KA, 4.64%, 02/15/22[7]	34,583	34,786
	Freddie Mac 1526 L, 6.50%, 06/15/23	75,146	77,135
	Freddie Mac 1610 PM, 6.25%, 04/15/22	73,036	73,380
	Freddie Mac 1625 FC, 3.66%, 12/15/08[7]	51,586	51,072
	Freddie Mac 1662 L, 3.59%, 01/15/19[7]	15,160	15,064
	Freddie Mac 1695 EA, 7.00%, 12/15/23	29,694	29,986
	Freddie Mac 1702 TJ, 7.00%, 04/15/13	319,413	330,120
	Freddie Mac 2043 CJ, 6.50%, 04/15/28	156,865	162,676
	Freddie Mac 2161 PG, 6.00%, 04/15/28	39,119	39,484
	Freddie Mac 2419 VG, 6.50%, 12/15/12	61,051	61,329
	Freddie Mac 2451 SP, 8.65%, 05/15/09[7]	15,627	15,936
	Freddie Mac 2459 GE, 6.50%, 04/15/31	456,181	458,353
	Freddie Mac 2469 AK, 6.00%, 04/15/30	2,395,000	2,404,036
	Freddie Mac 2500 PE, 6.00%, 06/15/31	1,023,149	1,037,500
	Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	990,780	155,401
	Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	110,678	6,639
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	1,026,600	125,502
	Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,000,000	254,930
	Freddie Mac 2588 IG (IO), 5.50%, 03/15/32	1,402,895	187,823
	Freddie Mac 2594 VK, 5.00%, 02/15/23	1,194,572	1,195,490
	Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	118,613	15,328
	Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	515,000	75,131
	Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	113,936	21,389
	Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	680,235	110,278
	Freddie Mac 2809 HX (IO), 6.00%, 10/15/24	1,261,960	96,599
	Freddie Mac 2835 IB (IO), 5.50%, 01/15/19	928,072	68,135
	Freddie Mac 2856 ST, 7.00%, 09/15/23	804,503	810,160

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Freddie Mac 2905 JG, 7.00%, 09/15/34	$1,376,568	$1,424,983
	Freddie Mac 2906 NX (IO), 1.73%, 12/15/34[7]	13,002,530	280,380
	Freddie Mac 2971 AB, 5.00%, 05/15/20	1,385,995	1,369,277
	Freddie Mac 3022 KZ, 5.00%, 10/15/32	3,322,173	3,321,343
	Freddie Mac Gold A45796, 7.00%, 01/01/33[6]	2,652,887	2,782,087
	Freddie Mac Gold C90237, 6.50%, 11/01/18	372,360	386,554
	Freddie Mac Gold C90474, 7.00%, 08/01/21	549,624	576,182
	Freddie Mac Gold D93410, 6.50%, 04/01/19	399,111	414,203
	Freddie Mac Gold G10616, 5.50%, 07/01/09	421,369	426,109
	Freddie Mac Gold G11454, 5.50%, 07/01/15	1,355,672	1,378,516
	Freddie Mac Gold G18087, 6.50%, 09/01/20[6]	1,295,000	1,337,534
	Freddie Mac Gold O30092, 5.50%, 10/01/15	390,698	393,878
	Freddie Mac Gold P20295, 7.00%, 10/01/29	309,433	323,239
	Freddie Mac Gold P50019, 7.00%, 07/01/24	26,434	27,347
	Freddie Mac Gold P60084, 6.00%, 03/01/16[6]	2,311,110	2,359,788
	Freddie Mac Pool 1B0202, 5.45%, 01/01/32[7]	4,296,920	4,345,610
	Freddie Mac Pool 1L0113, 5.62%, 05/01/35[7]	3,958,482	4,053,177
	Freddie Mac Pool 390381, 3.93%, 02/01/37[7]	630,771	633,604
	Freddie Mac Pool 775554, 4.02%, 10/01/18[7]	14,732	14,887
	Freddie Mac Pool 788498, 4.95%, 02/01/30[7]	2,208,358	2,277,710
	Freddie Mac Pool 865369, 5.51%, 06/01/22[7]	9,296	9,401
	Freddie Mac Pool E90474, 6.00%, 07/01/17	2,263,058	2,326,739
	Freddie Mac Pool P50214, 6.50%, 02/01/34[6]	710,325	726,197
	Freddie Mac Pool P50230, 6.50%, 04/01/34	2,166,677	2,215,089
	Government National Mortgage Association 2003-18 PI (IO), 5.50%, 10/20/26	3,790	3
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	872,233	117,758
	Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	235,000	27,683
	Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	100,000	17,554

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	$427,486	$26,868
	Government National Mortgage Association 2003-95 SB, 7.71%, 09/17/31[7]	471,763	459,961
	Government National Mortgage Association 2004-2 FW, 5.09%, 01/16/34[7]	523,224	538,198
	Government National Mortgage Association 2004-41 IE (IO), 5.50%, 05/20/30	2,500,000	483,943
	Government National Mortgage Association 2004-42 AB, 6.00%, 03/20/32	815,006	823,813
	Government National Mortgage Association Pool 8339, 4.13%, 12/20/23[7]	196,283	199,309
	Government National Mortgage Association Pool 8684, 3.75%, 08/20/25[7]	299,063	303,631
	Government National Mortgage Association Pool 80546, 4.00%, 10/20/31[7]	222,902	225,545
	Government National Mortgage Association Pool 80610, 4.38%, 06/20/32[7]	3,707,256	3,715,959
	Government National Mortgage Association Pool 80614, 3.50%, 07/20/32[7]	374,998	376,563
	Government National Mortgage Association Pool 80687, 4.50%, 04/20/33[7]	1,892,667	1,899,711
	Government National Mortgage Association Pool 81018, 4.00%, 8/20/34[7]	1,116,865	1,134,553

			94,135,407

	Total Mortgage-Backed (Cost $166,896,096)		166,164,604

U.S. AGENCY SECURITIES—0.66%
U.S. Agency Securities—0.66%	Freddie Mac, 4.37%, 06/02/09[7]	2,060,000	2,059,501

	Total U.S. Agency Securities (Cost $2,060,728)		2,059,501

	Total Bonds (Cost $270,516,304)		269,363,238

SHORT TERM INVESTMENTS 16.31%
Commercial Paper —0.99%	Preferred Receivables Funding Corp., 3.77%[5], 11/21/05	3,100,000	3,083,751

Money Market RIC —0.09%	J.P. Morgan Prime Money Market Fund	288,954	288,954

U.S. Agency Discount Notes —15.23%	Fannie Mae,
	3.49%[5], 10/19/05[8]	18,000	17,972
	3.83%[5], 12/12/05[8]	11,000	10,920

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Short Term Investments (continued) U.S. Agency Discount Notes (continued)	Freddie Mac,
	3.66%[5], 11/22/05	$4,400,000	$4,377,663
	3.69%[5], 12/06/05	11,400,000	11,324,099
	3.67%[5], 12/12/05[8]	13,000	12,905
	3.70%[5], 12/12/05[8]	8,000	7,942
	3.71%[5], 12/12/05	5,000,000	4,963,590
	3.77%[5], 12/12/05	12,000,000	11,912,616
	3.70%[5], 12/13/05	14,000,000	13,896,596
	3.71%[5], 12/13/05	900,000	893,353

			47,417,656

	Total Short Term Investments (Cost $50,796,398)		50,790,361

	Total Investments—102.81% (Cost $321,312,703)[1]		320,153,599

	Liabilities Less Cash and Other Assets—(2.81)%		(8,765,560)

	Net Assets—100.00%		$311,388,039

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
3,703	News America, Inc. Expire February 2006	$59.525	$—	$(5,814)

	Total Written Call Options		$—	$(5,814)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation
33	Euro Dollars Ninety Day, March 2007	$13,063
55	U.S. Treasury Two Year Note, December 2005	52,891

	Net unrealized appreciation	$65,954

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
2,201	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/08/06	$49,324

Notes:

[1]	Cost for Federal income tax purposes is $321,317,132 and net unrealized appreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$4,743,164
Gross unrealized depreciation	(5,906,697)

Net unrealized (depreciation)	$(1,163,533)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2005 was $16,696,357 representing 5.36% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2005.
[8]	Securities, or a portion there of, pledged as collateral with a value of $2,180,141 for options.
[9]	Securities, or a portion there of, pledged as collateral with a value of $49,739 on 33 short Euro futures contracts and 55 short U.S. Treasury Note futures contracts expiring March 2007 and December 2005, respectively.
[10]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
11/30/04	CenterPoint Energy Term Loan, 12.75%, 11/11/05	$1,009,114	$1,035,000	0.33%
05/17/05	Kerr McGee Corp. Bank Loan, 6.06%, 05/19/07	1,000,000	1,004,196	0.32%
12/20/04	NRG Energy Inc., Term Loan, 3.92%, 12/24/11	997,188	1,007,990	0.33%
12/08/04	Texas Genco First Lien Term Loan B, 6.02%, 12/08/11	995,731	1,003,976	0.32%

		$4,002,032	$4,051,162	1.30%

*	The aggregate value of fair valued securities is $50,583,454, which is 16.24% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Issues	Principal Amount	Value

BONDS 93.68%
ASSET-BACKED SECURITIES—15.69%[3]
ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 07/15/33	$2,428,270	$2,419,528
Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX, 5.62%, 06/15/06[6,7]	948,593	11,193
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F, 7.72%, 06/25/28	245,542	243,240
ARG Funding Corp. 2003-1A B, 5.55%, 03/20/07[4,7]	7,000,000	7,006,981
Bayview Financial Acquisition Trust 2005-A A1, 4.34%, 02/28/40[4,7]	3,000,000	3,004,500
Bear Stearns Asset Backed Securities, Inc. 2000-2 M2, 8.28%, 08/25/30	5,995,000	6,273,190
Castle Trust 2003-1AW A1, 4.52%, 05/15/27[4,7]	4,612,936	4,615,127
Conseco Finance 2001-A IM2, 8.02%, 03/15/32	1,874,628	1,932,620
Conseco Finance 2001-D A5, 6.19%, 11/15/32	1,500,000	1,532,622
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	654,686	659,531
Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33[6]	19,525,000	732,188
Credit-Based Asset Servicing and Securitization LLC 2004-CB4 A2, 4.10%, 05/25/35	5,486,673	5,473,637
Credit-Based Asset Servicing and Securitization LLC 2004-CB7 AV2A, 4.01%, 10/25/34[7]	2,375,342	2,377,211
Diversified Asset Securitization Holdings L.P. 1A A1, 4.10%, 12/30/34[4,7]	7,234,789	6,652,389
Equity One ABS, Inc. 2002-2 AF3, 5.77%, 10/25/32	1,506,243	1,512,324
Equity One ABS, Inc. 2004-3 AF1, 3.99%, 07/25/34[7]	2,029,773	2,031,162
First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	11,674	11,639
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	154,477	142,962
Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	1,338,449	1,392,794
Green Tree Financial Corp. 1995-10
A6, 7.05%, 01/15/27	1,786,018	1,832,470
B1, 7.05%, 01/15/27	3,526,781	3,091,044
Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	2,102,250	2,103,564
Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	460,247	461,061

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	$1,201,541	$1,203,485
	Greenpoint Mortgage Funding Trust 2005-HE2 A1, 3.97%, 04/15/30[7]	2,541,048	2,540,540
	Irwin Acquisition Trust 2000-A1A M1, 8.85%, 07/25/10[4]	2,950,051	2,944,726
	Lehman ABS Manufactured Housing Contract 2001-B
	AIO2 (IO), 1.10%, 10/15/05[6]	258,000,000	813,732
	AIOC (IO), 0.02%, 05/15/41[6,7]	463,077,552	7,131,394
	Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	2,165,188	2,181,017
	Metris Master Trust 2000-3 A, 4.06%, 09/21/09[7]	8,970,000	8,975,309
	Morgan Stanley ABS Capital I 2004-NC2 M2, 5.03%, 12/25/33[7]	1,100,000	1,115,391
	North Street Referenced Linked Notes 2000-1A C, 4.94%, 04/28/11[4,6,7]	3,500,000	1,396,850
	Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	94,703	95,040
	Oakwood Mortgage Investors, Inc. 2002-B
	A1, 4.00%, 05/15/13[7]	800,077	688,064
	A2, 5.19%, 09/15/19	524,170	459,058
	AIO (IO), 6.00%, 05/15/10[6]	16,036,184	2,636,589
	Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30[4,6]	8,806,150	169,959
	Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.51%, 03/25/31[7]	892,282	890,641
	Residential Asset Mortgage Products, Inc. 2004-RS11 A1, 3.97%, 02/25/26[7]	3,146,175	3,148,827
	Structured Asset Investment Loan Trust 2004-1 A2, 4.03%, 02/25/34[7]	1,471,772	1,472,987
	Structured Asset Receivables Trust 2003-1, 2.64%, 01/21/10[4]	6,170,623	6,166,303
	Structured Asset Receivables Trust 2003-2, 3.40%, 01/21/09[4,7]	2,214,083	2,212,533
	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	1,376,944	1,399,536
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	4,195,333	187,678
	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	7,881,034	430,549
	Terwin Mortgage Trust 2004-1HE A1, 4.34%, 02/25/34[4,7]	1,067,202	1,069,284

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Terwin Mortgage Trust 2004-7HE A1, 4.38%, 07/25/34[4,7]	$1,276,071	$1,276,835
	Terwin Mortgage Trust 2005-9HGS A1, 4.00%, 08/25/35[4]	10,048,123	9,971,797

	Total Asset-Backed Securities (Cost $126,428,452)		116,091,101

CORPORATES—29.47%[2]
Automotive —5.80%	DaimlerChrysler NA Holding Corp., 4.03%, 03/07/07[7]	8,000,000	7,991,384
	Ford Motor Credit Co.,
	6.50%, 01/25/07	1,000,000	1,001,472
	4.87%, 03/21/07[7]	7,213,000	7,119,209
	6.63%, 06/16/08	6,420,000	6,278,561
	5.17%, 01/15/10[7]	3,200,000	2,918,966
	General Motors Acceptance Corp.,
	4.87%, 10/20/05[7] (MTN)	2,335,000	2,335,056
	6.75%, 01/15/06	2,600,000	2,613,775
	4.38%, 12/10/07 (MTN)	4,560,000	4,293,787
	6.07%, 12/01/14[7]	8,848,000	7,453,538
	General Motors Corp., 7.20%, 01/15/11	1,018,000	911,110

			42,916,858

Banking—3.74%	BankAmerica Institutional A, 8.07%, 12/31/26[4]	2,250,000	2,416,887
	BankBoston Capital Trust II, 7.75%, 12/15/26	3,500,000	3,740,835
	Credit Suisse First Boston London,
	9.65%, 03/24/10[4,7]	3,146,000	2,827,814
	9.65%, 03/24/10[4,7]	6,764,000	6,079,416
	Deutsche Bank Luxembourg SA, 6.83%, 12/28/07[4]	4,128,000	4,279,085
	JPMorgan Chase & Co. (MTN), 8.55%, 07/23/13	1,500,000	1,363,683
	Roslyn Bancorp Inc., 5.75%, 11/15/07	6,900,000	6,987,237

			27,694,957

Basic Industry —1.03%	ARCO Chemical Co., 9.38%, 12/15/05	1,408,000	1,427,360
	Steel Dynamics, Inc., 9.50%, 03/15/09	5,800,000	6,191,500

			7,618,860

Communications —2.70%	CSC Holdings, Inc., 7.25%, 07/15/08	1,160,000	1,170,150
	New England Telephone & Telegraph Co., 7.65%, 06/15/07	4,964,000	5,173,818
	Qwest Capital Funding, Inc., 7.75%, 08/15/06	7,250,000	7,358,750
	SBC CommunicatIons, Inc., 4.39%, 06/05/21[4]	3,400,000	3,396,403
	Sprint Capital Corp., 4.78%, 08/17/06	2,891,000	2,896,082

			19,995,203

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Electric—4.19%	American Electric Power Company, Inc., 4.71%, 08/16/07	$6,270,000	$6,264,219
	Dominion Resources, Inc., 4.30%, 09/28/07[7]	7,000,000	7,002,044
	Georgia Power Capital Trust VI, 4.88%, 11/01/42	7,360,000	7,334,395
	Pinnacle West Energy Corp., 4.00%, 04/01/07[4,7]	6,400,000	6,400,000
	Power Contract Financing LLC, 5.20%, 02/01/06[4]	1,307,808	1,310,959
	Power Receivables Finance, 6.29%, 01/01/12[4]	2,648,963	2,714,281

			31,025,898

Entertainment —0.80%	News America, Inc., 3.26%[5], 02/28/21[8]	10,097,000	5,944,609

Finance—0.78%	Meridian Funding Co. LLC, 3.75%, 10/06/09[4,7]	5,793,672	5,799,854

Foreign Agencies —0.74%	Pemex Finance Ltd., 8.88%, 11/15/10	3,334,000	3,722,261
	Pemex Finance Ltd. 1992-2 A1, 9.69%, 08/15/09	1,600,000	1,737,560

			5,459,821

Insurance—0.44%	Farmers Insurance Exchange Capital, 6.00%, 08/01/14[4]	1,900,000	1,927,934
	Odyssey Re Holdings Corp., 7.65%, 11/01/13	1,226,000	1,289,439

			3,217,373

Natural Gas —1.02%	Sempra Energy,
	4.62%, 05/17/07	5,000,000	4,991,480
	4.29%, 05/21/08[7]	2,575,000	2,583,317

			7,574,797

Real Estate Investment Trust (REIT)—4.01%	CPG Partners LP, 8.25%, 02/01/11	4,065,000	4,629,299
	Duke Realty LP, 4.18%, 12/22/06[7]	2,917,000	2,920,649
	EOP Operating LP, 4.10%, 10/01/10[7]	3,204,000	3,239,673
	Highwoods Properties, Inc., 7.00%, 12/01/06	7,345,000	7,494,221
	JDN Realty Corp., 6.95%, 08/01/07	5,000,000	5,148,830
	Simon Property Group LP, 7.38%, 01/20/06	1,025,000	1,033,453
	Westfield Capital Corp., 4.00%, 11/02/07[4,7]	5,175,000	5,187,027

			29,653,152

Secured Assets —0.74%	Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	6,000,000	5,478,750

Technology —0.25%	Deluxe Corp., 3.50%, 10/01/07	1,900,000	1,844,051

Transportation —3.23%	Air 2 US A, 8.03%, 10/01/20[4]	8,326,953	7,797,317
	American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	1,971,000	2,018,205

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Transportation (continued)	Continental Airlines, Inc. 2001-1 A-1, 6.70%, 12/15/22	$885,619	$841,956
	Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	3,336,334	3,262,979
	Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	4,042,047	3,965,832
	Continental Airlines, Inc. 2002-1 G2, 6.56%, 08/15/13	2,105,000	2,194,933
	Delta Air Lines, Inc. 2001-1
	A1, 6.62%, 09/18/12	435,750	407,831
	A2, 7.11%, 03/18/13	1,430,000	1,384,257
	Northwest Airlines, Inc. 2001-1 A1, 7.04%, 10/01/23	2,098,280	1,992,350

			23,865,660

	Total Corporates (Cost $221,468,263)		218,089,843

MORTGAGE-BACKED SECURITIES—29.69%[3]
Commercial Mortgage-Backed —2.73%	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	3,000,000	3,318,279
	CS First Boston Mortgage Securities Corp. 2004-C2 A1, 3.82%, 05/15/36	10,449,954	10,028,903
	CS First Boston Mortgage Securities Corp. 2004-C5 A2, 4.18%, 11/15/37	5,800,000	5,659,392
	DLJ Mortgage Acceptance Corp. 1997-CF1 A1B, 7.60%, 05/15/30[4]	1,157,247	1,194,650

			20,201,224

Non-Agency Mortgage-Backed —16.41%	Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10[4,6]	3,792,404	1,228,739
	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	3,941,422	1,277,021
	Blackrock Capital Finance LP 1997-R2 AP, 1.08%, 12/25/35[4,7]	38,690	40,389
	Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	132,725	134,923
	Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.12%, 02/25/34[7]	449,043	448,056
	Countrywide Alternative Loan Trust 2005-14 4X (IO), 1.03%, 05/25/35[6,7]	30,113,898	1,035,918
	Countrywide Alternative Loan Trust 2005-16 A1, 4.51%, 06/25/35[7]	8,945,845	9,041,458
	Countrywide Alternative Loan Trust 2005-27 2A1, 4.22%, 08/25/35[7]	4,885,843	4,932,410
	Countrywide Home Loans 2005-45 1A1, 5.39%, 08/25/35	10,500,000	10,475,388
	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.19%, 01/25/26[4,6,7]	1,289,360	1,547

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed Securities (continued) Non-Agency Mortgage-Backed (continued)	Harborview Mortgage Loan Trust 2005-1 X (IO), 1.04%, 03/19/35[6,7]	$32,634,345	$938,237
	Harborview Mortgage Loan Trust 2005-10 X (IO), 1.47%, 11/19/35[6]	43,412,391	1,465,168
	IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A, 4.23%, 11/25/34[7]	6,706,612	6,710,804
	IndyMac INDX Mortgage Loan Trust 2004-AR12
	A1, 4.22%, 12/25/34[7]	7,198,770	7,209,823
	AX2 (IO), 0.60%, 12/25/34[6,7]	23,434,384	717,678
	J.P. Morgan Mortgage Trust 2005-A5 2A1, 5.18%, 08/25/35	7,195,653	7,209,979
	MASTR Adjustable Rate Mortgages Trust 2004-1 2A1, 3.57%, 01/25/34[7]	3,189,958	3,180,581
	MASTR Adjustable Rate Mortgages Trust 2004-5 3A1, 4.50%, 06/25/34[7]	5,323,805	5,321,622
	MASTR Seasoned Securities Trust 2004-1 4A1, 5.21%, 10/25/32[7]	5,285,442	5,311,530
	MASTR Seasoned Securities Trust 2005-1 4A1, 5.91%, 10/25/32[7]	7,380,168	7,456,855
	Prudential Home Mortgage Securities 1995-A 2B, 8.73%, 03/28/25	40,907	40,907
	Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	3,714,375	3,807,218
	Residential Asset Mortgage Products, Inc. 2004-SL4 A3, 6.50%, 07/25/32	8,269,138	8,449,828
	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	105,786	108,038
	SLH Mortgage Trust 1990-1 G, 9.60%, 03/25/21	14,078	14,052
	Washington Mutual 2002-AR17 2A, 3.92%, 11/25/42[7]	6,547,909	6,466,075
	Washington Mutual 2002-AR18 A, 4.13%, 01/25/33[7]	3,586,792	3,563,584
	Washington Mutual 2004-AR10 A2A, 3.94%, 07/25/44[7]	5,409,753	5,410,551
	Washington Mutual 2004-AR12 A4A, 3.94%, 10/25/44[7]	5,651,730	5,652,147
	Washington Mutual 2005-AR2 2A21, 4.16%, 01/25/45[7]	7,403,374	7,420,578
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1, 5.00%, 03/25/18	6,406,729	6,356,679

			121,427,783

U.S. Agency Mortgage-Backed —10.55%	Fannie Mae 1993-95 SB, 15.05%, 06/25/08	90,913	102,534
	Fannie Mae 1997-44 SB (IO), 4.24%, 06/25/08[7]	1,142,838	48,232
	Fannie Mae 1997-76 FS, 4.26%, 09/17/27[7]	155,347	156,562

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed Securities (continued) U.S. Agency Mortgage-Backed (continued)	Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	$717,970	$723,165
	Fannie Mae 2003-90 UD (IO), 5.50%, 10/25/26	6,731,818	1,077,494
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	1,302,546	267,085
	Fannie Mae Pool 555177, 4.86%, 01/01/33[7]	271,028	269,185
	Fannie Mae Pool 567002, 8.00%, 05/01/23	316,021	337,706
	Fannie Mae Pool 735575, 5.50%, 12/01/18	9,040,980	9,182,328
	Fannie Mae Pool 735686, 6.50%, 12/01/22	9,144,810	9,505,114
	Fannie Mae TBA, 5.32%, 11/01/35	5,950,000	5,940,004
	Freddie Mac 1164 O (IO), 8.71%, 11/15/06[7]	23,589	475
	Freddie Mac 2174 PN, 6.00%, 07/15/29	9,176,551	9,361,847
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	1,979,765	242,027
	Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	7,039,008	836,192
	Freddie Mac 2625 (IO), 5.00%, 12/15/31	7,433,079	960,553
	Freddie Mac 2962CJ, 5.50%, 11/15/23	8,739,203	8,838,898
	Freddie Mac Gold A24156, 6.50%, 10/01/31	4,082,103	4,205,980
	Freddie Mac Gold C46104, 6.50%, 09/01/29	105,786	109,188
	Freddie Mac Gold E96701, 5.00%, 05/01/18	329,144	328,614
	Freddie Mac Gold G11707, 6.00%, 03/01/20	7,700,754	7,917,448
	Freddie Mac Gold P50019, 7.00%, 07/01/24	218,017	225,545
	Freddie Mac Pool 1L0113, 5.62%, 05/01/35[7]	9,081,494	9,298,742
	Freddie Mac Pool 390381, 3.93%, 02/01/37[7]	270,330	271,545
	Freddie Mac Pool 786781, 5.49%, 08/01/29[7]	463,560	480,936
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	3,616,575	488,263
	Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	6,047,273	712,368
	Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	3,547,177	222,942
	Government National Mortgage Association Pool 1849, 8.50%, 08/20/24	5,186	5,686
	Government National Mortgage Association Pool 2020, 8.50%, 06/20/25	14,703	16,118
	Government National Mortgage Association Pool 2286, 8.50%, 09/20/26	7,980	8,664

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed Securities (continued) U.S. Agency Mortgage-Backed (continued)	Government National Mortgage Association Pool 2487, 8.50%, 09/20/27	$49,077	$53,248
	Government National Mortgage Association Pool 80589, 4.63%, 03/20/32[7]	563,687	568,032
	Government National Mortgage Association Pool 80968, 4.00%, 07/20/34	5,196,849	5,183,895
	Government National Mortgage Association Pool 422972, 6.50%, 07/15/29	104,670	109,116

			78,055,731

	Total Mortgage-Backed (Cost $225,812,610)		219,684,738

U.S. AGENCY SECURITIES—4.86%
U.S. Agency Securities —4.86%	Fannie Mae,
	2.63%, 01/19/07	3,412,000	3,338,277
	3.25%, 01/15/08	6,518,000	6,355,180
	5.00%, 04/06/10	4,982,000	4,985,079

			14,678,536

	Freddie Mac,
	3.00%, 09/29/06	6,965,000	6,863,429
	2.88%, 12/15/06	14,710,000	14,453,222

			21,316,651

	Total U.S. Agency Securities (Cost $36,226,384)		35,995,187

U.S. TREASURY SECURITIES—13.97%
U.S. Treasury Notes—13.97%	U.S. Treasury Notes,
	3.00%, 12/31/06	54,685,000	53,928,816
	3.00%, 11/15/07	31,194,000	30,472,670
	3.13%, 09/15/08	3,321,000	3,225,003
	3.50%, 11/15/09	16,137,000	15,707,110

			103,333,599

	Total U.S. Treasury Securities (Cost $103,995,673)		103,333,599

	Total Bonds (Cost $713,931,382)		693,194,468

		Shares

PREFERRED STOCK 0.41%
Finance—0.41%	Woodbourne Pass-Through Trust, 4.80%, 12/31/49[4]	30	3,003,750

	Total Preferred Stock (Cost $3,000,000)		3,003,750

		Principal Amount

SHORT TERM INVESTMENTS 6.34%
Commercial Paper —2.01%	CIT Group Inc., 3.79%[5], 12/13/05	$15,000,000	14,884,211

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Short Term Investments (continued) Money Market RIC —0.10%	J.P. Morgan Prime Money Market Fund	$757,000	$757,000

U.S. Agency Discount Notes —4.23%	Freddie Mac,
	3.67%[5], 11/02/05	10,000	9,970
	3.77%[5], 12/12/05	9,500,000	9,430,821
	3.70%[5], 12/13/05	12,000,000	11,911,368
	3.71%[5], 12/13/05	10,000,000	9,926,140

			31,278,299

	Total Short Term Investments (Cost $46,928,438)		46,919,510

	Total Investments—100.43% (Cost $763,859,820)[1]		743,117,728

	Liabilities Less Cash and Other Assets—(0.43)%		(3,162,972)

	Net Assets—100.00%		$739,954,756

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
10,097	News America, Inc. Expire July 2005	$59.525	$—	$(15,852)

	Total Written Call Options		$—	$(15,852)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation
47	U.S. Treasury Five Year Note, December 2005	$20,004

	Net unrealized appreciation	$20,004

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
49	U.S. Treasury Two Year Note, December 2005	$(17,425)

	Net unrealized (depreciation)	$(17,425)

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
6,000	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty.
	Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/08/06	$134,492

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 5.53% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(7,679)
478	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 7.33% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(19,010)
478	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 5.98% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(7,896)
478	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 5.78% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(7,110)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 5.63% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(7,560)
478	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.03% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(7,561)
796	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 5.33% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(12,601)

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Notional Amount (000’s)		Unrealized (Depreciation)
796	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 5.98% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	$(12,601)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 5.53% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(8,005)
478	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 6.93% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(16,782)
478	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 6.08% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(7,626)
478	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 6.23% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(8,909)
478	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 5.78% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(8,595)
478	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 6.08% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(8,104)

Notional Amount (000’s)		Unrealized (Depreciation)
796	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 6.53% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	$(23,223)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 5.68% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(7,305)

	Net unrealized (depreciation)	$(170,567)

Notes:

[1]	Cost for Federal income tax purposes is $763,877,324 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$27,160,255
Gross unrealized depreciation	(47,919,851)

Net unrealized (depreciation)	$(20,759,596)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2005 was $111,040,319 representing 15.01% of total assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2005.
[8]	Securities, or a portion there of, pledged as collateral with a value of $5,944,609 for options.
[9]	Securities, or a portion there of, pledged as collateral with a value of $9,970 on 47 short U.S. Treasury Five Year Note and 49 long U.S. Treasury Two Year Note futures contracts expiring December 2005.
*	The aggregate value of fair valued securities is $100,572,796, which is 13.59% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium term note

(TBA): To be announced

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Issues	Principal Amount	Value

BONDS 93.37%
ASSET-BACKED SECURITIES—12.22%[3]
ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 07/15/33	$157,838	$157,269
Bayview Financial Acquisition Trust 2005-B 1A1, 4.44%, 04/28/39	214,360	213,556
Bear Stearns Asset Backed Securities, Inc. 2001-A AI4, 6.82%, 02/15/31	74,329	74,622
Centex Home Equity 2002-D AIO (IO), 4.43%, 11/25/05[6,7]	493,482	410
Centex Home Equity 2005-A AF1, 3.70%, 06/25/22	354,315	352,113
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	300,000	307,522
Conseco Finance 2001-D A5, 6.19%, 11/15/32	500,000	510,874
Conseco Finance 2002-A A5, 7.05%, 04/15/32	426,847	440,644
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	383,917	384,915
Credit-Based Asset Servicing And Securitization LLC 2004-CB8 AF1, 3.63%, 12/25/35	334,732	331,477
Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	679,016	119,592
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	281	280
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	109,438	111,627
J.P. Morgan RV Marine Trust 2004-1A A1, 3.12%, 04/15/11[4]	389,952	383,981
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	142,102	143,261
Mid-State Trust 2004-1 B, 8.90%, 08/15/37	387,047	411,900
Oakwood Mortgage Investors, Inc. 1997-A A5, 7.13%, 05/15/27	190,621	194,219
Oakwood Mortgage Investors, Inc. 2001-D
A2, 5.26%, 01/15/19	280,805	209,903
A3, 5.90%, 09/15/22	334,569	261,317
Oakwood Mortgage Investors, Inc. 2002-B A1, 4.00%, 05/15/13[7]	88,897	76,452
Residential Asset Mortgage Products, Inc. 2004-RS12 AI2, 3.77%, 02/25/27	675,000	665,552
Structured Asset Receivables Trust 2003-1, 3.65%, 01/21/10[4,7]	467,471	467,144
Terwin Mortgage Trust 2005-11SL A1A, 4.50%, 10/25/35	625,000	624,062
Terwin Mortgage Trust 2005-9HGS A1, 4.00%, 08/25/35[4]	719,425	713,960
UCFC Home Equity Loan 1998-D
BF1, 8.97%, 04/15/30	3,657	3,789
MF1, 6.91%, 04/15/30	441,989	445,838

Total Asset-Backed Securities (Cost $7,905,306)		7,606,279

	Issues	Principal Amount	Value

Bonds (continued)

CORPORATES—26.72%[2]
Automotive —3.79%	Ford Motor Co., 7.45%, 07/16/31	$279,000	$219,015
	Ford Motor Credit Co.,
	6.63%, 06/16/08	100,000	97,797
	7.38%, 02/01/11	300,000	287,260
	7.25%, 10/25/11	416,000	395,333
	General Motors Acceptance Corp.,
	4.87%, 10/20/05[7] (MTN)	300,000	300,007
	6.88%, 09/15/11	474,000	431,665
	General Motors Corp.,
	7.20%, 01/15/11	100,000	89,500
	8.25%, 07/15/23	650,000	508,625
	8.38%, 07/15/33	38,000	29,830

			2,359,032

Banking—4.35%	BankBoston Corp., 7.75%, 12/15/26	700,000	748,167
	Credit Suisse First Boston London,
	9.65%, 03/24/10[4]	448,000	402,658
	9.65%, 03/24/10[4]	334,000	300,219
	Credit Suisse First Boston USA, 5.13%, 08/15/15	550,000	549,079
	Danske Bank A/S, 5.91%, 12/29/49[4]	120,000	126,476
	Greenpoint Capital Trust I, 9.10%, 06/01/27	227,000	248,626
	National Capital Trust II, 5.49%, 12/29/49[4]	327,000	328,975

			2,704,200

Communications —1.63%	CSC Holdings Inc., 7.25%, 07/15/08	77,000	77,674
	Qwest Corp.,
	5.63%, 11/15/08	489,000	484,110
	7.88%, 09/01/11	175,000	183,313
	Sprint Capital Corp., 4.78%, 08/17/06	270,000	270,475

			1,015,572

Electric—2.60%	Cedar Brakes II LLC, 9.88%, 09/01/13[4]	408,589	474,060
	Pinnacle West Energy Corp., 4.00%, 04/01/07[4]	500,000	500,000
	Power Contract Financing LLC, 5.20%, 02/01/06[4]	84,160	84,363
	Power Receivables Finance, 6.29%, 01/01/12	545,901	559,362

			1,617,785

Entertainment —0.72%	News America Inc., 3.26%[5], 02/28/21[8]	756,000	445,095

Foreign Agencies—0.67%	Pemex Finance Ltd., 8.88%, 11/15/10	375,000	418,671

Health Care —0.63%	HCA, Inc., 5.25%, 11/06/08	400,000	394,971

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Insurance —3.35%	Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	$375,000	$361,875
	Farmers Exchance Capital
	7.05%, 07/15/28[4]	410,000	424,533
	7.20%, 07/15/48[4]	115,000	118,987
	Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	440,000	445,952
	Stingray Pass Through Trust, 5.90%, 01/12/15[4]	225,000	224,733
	Zurich Capital Trust I, 8.38%, 6/01/37[4]	475,000	509,002

			2,085,082

Natural Gas —1.25%	El Paso Corp., 7.00%, 05/15/11	300,000	300,750
	Sempra Energy, 4.29%, 05/21/08[7]	475,000	476,534

			777,284

Real Estate Investment Trust (REIT)—4.21%	Colonial Realty LP, 4.75%, 02/01/10	586,000	573,972
	CPG Partners LP, 8.25%, 02/01/11	330,000	375,810
	EOP Operating LP, 4.10%, 10/01/10	450,000	455,010
	Healthcare Property Investors, Inc., 7.07%, 06/08/15	160,000	177,228
	Highwoods Properties, Inc., 7.13%, 02/01/08	790,000	823,201
	Prime Property Funding, 5.60%, 06/15/11[4]	206,000	210,475

			2,615,696

Transportation —3.52%	Air 2 US A, 8.03%, 10/01/20[4]	628,538	588,560
	American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	110,000	111,485
	American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	20,000	20,479
	American Airlines, Inc 2005-1 G, 0.00%, 03/29/14[4]	500,000	497,735
	Continental Airlines, Inc. 2000-2 A1, 7.71%, 10/02/22	80,140	79,545
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	15,216	14,027
	Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	77,408	71,215
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	162,473	149,544
	Continental Airlines, Inc. 2000-1 A1, 8.05%, 05/01/22	248,402	246,749
	Delta Air Lines, Inc. 2000-1 A1, 7.38%, 11/18/11	125,302	120,503
	Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	10,000	9,680
	Northwest Airlines, Inc. 2001-1 A1, 7.04%, 10/01/23	154,654	146,847
	Northwest Airlines, Corp. 1999-2 A, 7.58%, 09/01/20	82,849	82,905
	United Air Lines, Inc. 2000-2
	A1, 7.03%, 04/01/12	31,202	30,422
	A2, 7.19%, 10/01/12	19,546	19,204

			2,188,900

	Total Corporates (Cost $16,795,545)		16,622,288

	Issues	Principal Amount	Value

Bonds (continued)

MORTGAGE-BACKED—21.29%[3]
Commercial Mortgage-Backed—1.04%	First Union Commercial Mortgage Trust 1999-C1 A2, 6.07%, 10/15/35	$625,000	$646,211

Non-Agency Mortgage-Backed —9.39%	Banc of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	340,974	338,204
	Countrywide Alternative Loan Trust 2005-14 4X (IO), 1.03%, 05/25/35[6,7]	74,663	76,927
	Countrywide Alternative Loan Trust 2005-27
	3A2, 3.97%, 08/25/35[7]	259,826	259,540
	2A1, 4.22%, 08/25/35[7]	741,335	748,400
	First Horizon Mortgage Pass-Through Trust 2002-7 2A2, 5.25%, 12/25/17	496,251	496,000
	Harborview Mortgage Loan Trust 2005-1 X, (IO) 1.04%, 03/19/35[6,7]	2,382,201	68,488
	Harborview Mortgage Loan Trust 2005-10 X, (IO) 1.47%, 11/19/35[6]	3,455,812	116,634
	IndyMac INDX Mortgage Loan Trust 2004-AR6 6A1, 5.48%, 10/25/34[7]	422,864	425,468
	IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A , 4.23%, 11/25/34[7]	513,006	513,326
	IndyMac INDX Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.60%, 12/25/34[6,7]	1,725,937	52,857
	MASTR Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	452,655	460,206
	Residential Asset Mortgage Products, Inc. 2003-SL1 A41, 8.00%, 04/25/31	248,763	257,332
	Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	272,522	279,334
	Residential Asset Securitization Trust 2004-IP2 2A1, 5.25%, 12/25/34[7]	434,897	436,320
	Washington Mutual 2002-AR18 A, 4.13%, 01/25/33[7]	204,559	203,236
	Washington Mutual 2004-AR10 A2A, 3.94%, 07/25/44[7]	422,831	422,894
	Washington Mutual 2004-AR12 A4A, 3.94%, 10/25/44[7]	426,480	426,512
	Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	252,530	258,557

			5,840,235

U.S. Agency Mortgage-Backed —10.86%	Fannie Mae 1993-80 S, 6.18%, 05/25/23[7]	74,334	74,208
	Fannie Mae 1993-225 SG, 11.25%, 12/25/13[7]	320,140	340,220
	Fannie Mae 1994-55 S, 13.62%, 12/25/23[7]	92,894	103,401

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	$117,404	$1,799
	Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	411,284	51,347
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	252,431	51,761
	Fannie Mae Pool 253974, 7.00%, 08/01/31	138,047	144,297
	Fannie Mae Pool 527247, 7.00%, 09/01/26	402	422
	Fannie Mae Pool 545646, 7.00%, 09/01/26	253	266
	Fannie Mae Pool 549740, 6.50%, 10/01/27	186,982	192,495
	Fannie Mae Pool 727247, 5.00%, 09/01/33	275,574	270,494
	Fannie Mae Pool 735575, 5.50%, 12/01/18	637,389	647,354
	Fannie Mae Pool 735686, 6.50%, 12/01/22	694,167	721,517
	Fannie Mae Pool 764388, 4.98%, 03/01/34	668,028	661,185
	Fannie Mae TBA,
	5.00%, 10/25/35	674,000	659,888
	5.32%, 11/01/35	450,000	449,244
	Freddie Mac 1602 SN, 10.09%, 10/15/23	14,590	17,163
	Freddie Mac 2174 PN, 6.00%, 07/15/29	669,551	683,071
	Freddie Mac 2451 SP, 8.65%, 05/15/09[7]	112,516	114,737
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	461,970	56,476
	Freddie Mac 2571 MI (IO), 5.50%, 10/15/23	99,254	1,947
	Freddie Mac 2845 PI (IO), 5.50%, 02/15/32	328,269	34,135
	Freddie Mac Gold A33262, 5.50%, 02/01/35	365,888	366,185
	Freddie Mac Gold G01673, 5.50%, 04/01/34	129,053	129,168
	Freddie Mac Gold P50019, 7.00%, 07/01/24	44,308	45,838
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	408,460	55,145
	Government National Mortgage Association 2004-8 SE, 6.64%, 11/26/23[7]	427,763	424,402
	Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	440,000	52,854
	Government National Mortgage Association Pool 80968, 4.00%, 07/20/34	406,710	405,696

			6,756,715

	Total Mortgage-Backed (Cost $13,439,899)		13,243,161

	Issues	Principal Amount	Value

BONDS (continued)
U.S. TREASURY SECURITIES—33.14%
U.S. Inflation Index Notes —1.70%	U.S. Treasury Notes,
	2.00%, 07/15/14	$111,000	$117,597
	1.63%, 01/15/15	933,000	943,580

			1,061,177

U.S. Treasury Notes—31.44%	U.S. Treasury Notes,
	3.00%, 12/31/06	2,034,000	2,005,874
	3.00%, 11/15/07	2,174,000	2,123,728
	3.13%, 09/15/08	4,187,000	4,065,971
	3.50%, 11/15/09	1,493,000	1,453,226
	3.88%, 05/15/10	4,069,000	4,011,306
	4.25%, 11/15/14	5,940,000	5,899,400

			19,559,505

	Total U.S. Treasury Securities (Cost $20,817,353)		20,620,682

	Total Bonds (Cost $58,958,103)		58,092,410

SHORT TERM INVESTMENTS 8.10%
Commercial Paper —1.42%	CIT Group Inc., 3.84%[5], 12/13/05	500,000	496,140
	DaimlerChrysler NA Holding Corp., 3.84%[5], 10/14/05	390,000	389,544

			885,684

Money Market RIC —0.13%	J.P. Morgan Institutional Prime Money Market	81,900	81,900

U.S. Agency Discount Notes —6.55%	Freddie Mac,
	3.67%[5], 11/02/05[9]	2,000	1,994
	3.68%[5], 11/22/05	200,000	198,985
	3.69%[5], 11/22/05	300,000	298,477
	3.70%[5], 12/12/05	1,400,000	1,389,805
	3.77%[5], 12/12/05	500,000	496,359
	3.70%[5], 12/13/05	1,700,000	1,687,444

			4,073,064

	Total Short Term Investments (Cost $5,041,350)		5,040,648

	Total Investments—101.47% (Cost $63,999,453)[1]		63,133,058

	Liabilities Less Cash and Other Assets—(1.47)%		(917,076)

	Net Assets—100.00%		$62,215,982

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
756	News America, Inc. Expire July 2005	$59.525	$—	$(1,187)

	Total Written Call Options		$—	$(1,187)

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation
5	U.S. Treasury Five Year Note, December 2005	$2,128

	Net unrealized appreciation	$2,128

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
5	U.S. Treasury Two Year Note, December 2005	$(1,778)

	Net unrealized depreciation	$(1,778)

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
449	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/08/06	$10,070

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 5.53% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(562)
35	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 7.33% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(1,392)
35	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 5.98% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(578)
35	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 5.78% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(521)

Notional Amount (000’s)		Unrealized (Depreciation)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 5.63% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	$(554)
35	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.03% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(554)
58	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 5.33% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(923)
58	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 5.98% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(923)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 5.53% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(586)
35	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 6.93% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(1,229)
35	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 6.08% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(559)
35	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 6.23% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(653)

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Notional Amount (000’s)		Unrealized (Depreciation)
35	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 5.78% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	$(630)
35	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 6.08% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(594)
58	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 6.53% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(1,702)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 5.68% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(535)

	Net unrealized (depreciation)	$(12,495)

Notes:

[1]	Cost for Federal income tax purposes is $64,043,112 and net unrealized appreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$690,794
Gross unrealized depreciation	(1,600,848)

Net unrealized (depreciation)	$(910,054)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2005 was $7,441,616 representing 11.96% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid security.
[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2005.
[8]	Securities, or a portion there of, pledged as collateral with a value of $445,095 for options.
[9]	Securities, or a portion there of, pledged as collateral with a value of $1,994 on 5 short U.S. Treasury Five Year Note and 5 long U.S. Treasury Two Year Note futures contracts expiring December 2005.
*	The aggregate value of fair valued securities is $3,355,487, which is 5.39% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium Term Notes

(TBA): To be announced

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Issues	Principal Amount	Value

BONDS 101.57%
ASSET-BACKED SECURITIES—12.36%[3]
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	$9,891,000	$10,089,431
AMRESCO Residential Securities Mortgage 1998-2 B1F, 7.72%, 06/25/28	327,389	324,320
Bayview Financial Acquition Trust 2005-B 1A1, 4.44%, 04/28/39	6,002,074	5,979,566
Centex Home Equity 2002-D AIO (IO), 4.43%, 11/25/05[6]	40,185	9,959
Centex Home Equity 2005-A AF1, 3.70%, 06/25/22	1,687,215	1,676,729
Conseco Finance 2001-A
IA5, 7.06%, 03/15/32	994,106	1,000,120
IM2, 8.02%, 03/15/32	2,499,503	2,576,827
Conseco Finance 2001-C
A4, 6.19%, 03/15/30	2,224,273	2,246,383
A5, 6.79%, 08/15/33	7,848,000	8,054,169
Conseco Finance 2002-C AF4, 5.97%, 06/15/32	751,458	754,107
Conseco Finance Securitizations Corp. 2000-4 A5, 7.97%, 05/01/32	6,500,000	5,182,926
Credit-Based Asset Servicing And Securitization LLC 2004-CB4, 4.10%, 05/25/35	3,040,531	3,033,307
Daimler Chrysler Auto Trust 2005-A A2, 3.17%, 09/08/07	10,838,482	10,806,007
Diversified Asset Securitization Holding 1A A1, 4.65%, 12/30/34[4,7]	13,022,621	11,974,300
Duke Funding I, Ltd. 2000-1A B1, 8.27%, 11/10/35[4]	17,000,000	16,617,500
Embarcadero Aircraft Securitization Trust 2000-A A1, 4.25%, 08/15/25[4,7]	1,700,000	1,102,002
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	355,298	328,812
FMAC Loan Receivables Trust 1998-A A3, 6.69%, 09/15/20[4]	5,500,393	3,168,314
FMAC Loan Receivables Trust 1998-BA A2, 6.74%, 11/15/20[4]	14,216,415	11,036,765
FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	4,344,677	4,229,823
GMAC Mortgage Corporation Loan Trust 2003-HE2 A2, 3.14%, 06/25/25	560,925	557,804
Green Tree Financial Corp. 1995-10 B1, 7.05%, 01/15/27	806,780	707,102

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	$340,924	$341,526
	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	1,560,501	1,563,026
	Greenpoint Mortgage Funding Trust 2005-HE2 A1, 3.97%, 04/15/30[7]	5,045,211	5,044,202
	Keystone Owner Trust 1998-P2 A5, 7.40%, 01/25/29[4]	3,315,477	3,360,019
	Nissan Auto Receivables Owner Trust 2005-A A2, 3.22%, 07/16/07	3,143,954	3,133,406
	North Street Referenced Linked Notes 2000-1A
	C, 4.94%, 04/28/11[4,6,7]	5,500,000	2,195,050
	D1, 6.28%, 04/28/11[4,6,7]	9,000,000	2,604,600
	Oakwood Mortgage Investors, Inc. 2000-A M1, 8.30%, 04/15/30	7,208,997	500,124
	Oakwood Mortgage Investors, Inc. 2001-D
	A3, 5.90%, 09/15/22	485,125	378,909
	A4, 6.93%, 09/15/31	2,160,995	1,718,172
	Oakwood Mortgage Investors, Inc. 2002-B A2, 5.19%, 09/15/19	1,533,197	1,342,745
	Pamco CLO 1998-1A B2, 5.04%, 05/01/10[4,7]	5,250,000	4,932,900
	Provident Bank Home Equity Loan Trust 1997-4 A3, 6.91%, 01/25/29	344,872	345,229
	Prudential Structured Finance CBO 1A B2, 13.13%, 11/15/35[4]	2,500,000	686,328
	Prudential Structured Finance CBO 2000-1, 22.88%[5], 10/15/35	2,903,461	680,952
	Residential Asset Mortgage Products, Inc. 2000-RZ1 A3, 8.27%, 10/25/29	1,079,107	1,080,596
	Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A, 5.98%, 12/25/33	300,000	305,656
	Residential Funding Mortgage Securities I 1999-HI6 AI7, 8.10%, 09/25/29	2,138,985	2,134,088
	Residential Funding Mortgage Securities I 2000-HI1 A17, 8.29%, 02/25/25	1,246,737	1,247,989
	Signature 1 CBO, 7.33%, 10/15/09	2,000,000	1,920,000
	Structured Asset Reveivables Trust 2003-1, 1.64%, 01/21/10[4,7]	12,835,830	12,826,845

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Structured Asset Receivables Trust 2003-2, 1.55%, 01/21/09[4,7]	$5,913,372	$5,909,232
	Terwin Mortgage Trust 2005-7SL A1, 4.10%, 07/25/35[4,7]	4,467,588	4,470,380
	Van Kampen Clo II Ltd. 2A A2 , 5.02%, 07/15/08[4,6,7]	1,694,642	1,498,964
	Vanderbilt Acquisition Loan Trust 2002-1 A4, 6.57%, 05/07/27	5,280,000	5,501,007

	Total Asset-Backed Securities (Cost $184,006,312)		167,178,218

CORPORATES—28.45%[2]
Automotive —4.24%	Ford Motor Co.,
	7.13%, 11/15/25	7,245,000	5,469,975
	7.45%, 07/16/31	19,387,000	15,218,795
	9.98%, 02/15/47	7,289,000	6,614,768
	7.70%, 05/15/97	150,000	108,750
	Ford Motor Credit Co., 7.25%, 10/25/11	436,000	414,339
	General Motors Acceptance Corp.,
	6.75%, 01/15/06	1,268,000	1,274,718
	6.88%, 09/15/11	296,000	269,563
	General Motors Corp.,
	8.25%, 07/15/23	31,686,000	24,794,295
	8.38%, 07/15/33	577,000	452,945
	2.92%[5], 03/15/36	10,430,000	2,711,800

			57,329,948

Banking—2.81%	Banc One Corp., 9.88%, 03/01/19	200,000	256,611
	BankAmerica Institutional A, 8.07%, 12/31/26[4]	350,000	375,960
	BBT Capital Trust I, 5.85%, 08/18/35	5,000,000	4,948,055
	BT Institutional Capital Trust Bank, 7.75%, 12/01/26[4]	500,000	532,874
	Credit Suisse First Boston London,
	9.65%, 03/24/10[4,7]	14,159,000	12,725,968
	9.65%, 03/24/10[4,7]	5,111,000	4,594,073
	Credit Suisse First Boston USA Inc, 5.13, 08/15/15	2,425,000	2,420,938
	Crestar Capital Trust I, 8.16%, 12/15/26	1,500,000	1,609,400
	First Chicago NBD Institution Capital A, 7.95%, 12/01/26[4]	5,229,000	5,580,075
	J.P. Morgan Chase & Co., (MTN) 8.55%, 07/23/13[7]	2,500,000	2,272,805
	National Capital Trust II, 5.49%, 12/29/49[4,7]	2,425,000	2,439,647
	NationsBank Capital Trust III, 4.15%, 01/15/27[7]	260,000	251,372

			38,007,778

Basic Industry —0.09%	Barrick Gold Finance Co., 5.80%, 11/15/34	1,325,000	1,307,030

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Communications —2.24%	Charter Communications Co. Term Loan A, 5.75%, 04/27/10[10]	$4,993,791	$4,996,079
	Qwest Capital Funding, Inc., 7.75%, 8/15/06	24,670,000	25,040,050
	Verizon North Inc., 5.63%, 01/01/21[4]	250,000	244,211

			30,280,340

Electric—3.77%	Calpine CCFC I Term Loan, 7.50%, 08/26/09[10]	7,649,023	8,026,694
	Calpine Generating Co. , 7.00%, 04/01/10[7]	15,800,000	16,037,000
	Cedar Brakes I LLC, 8.50%, 02/15/14[4]	8,381,629	9,386,444
	CenterPoint Energy Term Loan, 12.75%, 11/11/05[10]	10,500,000	10,867,500
	GWF Energy LLC, 6.13%, 12/30/11[4]	5,429,882	5,309,789
	Indianapolis Power & Light Co., 8.00%, 10/15/06	964,000	993,383
	Potomac Electric Power Co., 5.88%, 10/15/08	125,000	128,906
	Public Service Electric & Gas Co., 6.75%, 03/01/26	250,000	252,354

			51,002,070

Energy—0.37%	Kerr McGee Corp. Bank Loan, 5.52%, 05/19/07[10]	5,000,000	5,020,980

Entertainment —1.23%	News America Inc. 3.26%[5], 02/28/21[9]	28,256,000	16,635,720

Insurance —4.75%	Arch Capital Group Ltd., 7.35%, 05/01/34[6]	3,779,000	4,042,132
	Corp-Backed Trust Certificates (IO), 1.25%, 10/15/29[6]	60,000,000	7,618,140
	Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	7,165,000	6,914,225
	Farmers Exchange Capital,
	7.05%, 07/15/28[4]	3,926,000	4,065,161
	7.20%, 07/15/48[4]	1,392,000	1,440,261
	Farmers Insurance Exchange, 8.63%, 05/01/24[4]	7,388,000	8,846,775
	Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	13,706,000	13,891,415
	TIG Holdings, Inc., 8.60%, 01/15/27[4]	5,440,000	4,596,800
	Zurich Capital Trust I, 8.38%, 06/01/37[4]	11,934,000	12,788,272

			64,203,181

Real Estate Investment Trust (REIT)—0.92%	Equity One, Inc., 3.88%, 04/15/19	270,000	258,029
	Highwoods Realty LP, 7.50%, 04/15/18	10,934,000	12,032,287
	Prime Property Funding, 5.60%, 06/15/11[4]	118,000	120,563

			12,410,879

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Secured Assets —1.60%	Ingress I Ltd.
	B-A, 7.38%, 03/30/40[4]	$16,595,000	$15,153,309
	C-A, 8.01%, 03/30/40[4]	12,671,190	6,469,910

			21,623,219

Transportation —6.43%	Air 2 US
	A, 8.03%, 10/01/19[4]	22,881,472	21,426,096
	B, 8.63%, 10/01/20[4,6]	11,736,637	8,054,443
	American Airlines, Inc. 1994 A4, 9.78%, 11/26/11	5,827,336	4,859,445
	American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	7,720,000	7,824,220
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	895,341	825,401
	Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	1,842,813	1,802,295
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	765,944	704,991
	Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	473,259	464,335
	Continental Airlines, Inc. 1999-2 A1, 7.26%, 09/15/21	10,346,097	10,399,303
	Continental Airlines, Inc. 2000-1,
	A1, 8.05%, 05/01/22	3,146,425	3,125,485
	A2, 7.92%, 11/01/11	2,000,000	2,014,430
	Continental Airlines, Inc. 2000-2 A2, 7.49%, 04/02/12	2,000,000	1,992,529
	Delta Air Lines, Inc. 2000-1,
	A1, 7.38%, 11/18/11	5,251,846	5,050,721
	A2, 7.57%, 05/18/12	4,575,000	4,420,424
	Northwest Airlines Inc. Term Loan, 8.33%, 11/19/09[10]	4,000,000	4,017,144
	Northwest Airlines Inc. 2001-1 A1, 7.04%, 04/01/22	58,518	55,564
	Northwest Airlines, Corp. 1999-2 A, 7.58%, 09/01/20	1,010,753	1,011,437
	United Air Lines, Inc. 2000-2 A1, 7.03%, 04/01/12	7,800	7,605
	United Air Lines, Inc. 2001-1 A1, 6.07%, 09/01/14	9,249,001	8,935,264

			86,991,132

	Total Corporates (Cost $391,839,577)		384,812,277

MORTGAGE-BACKED—28.18%[3]
Commercial Mortgage Backed—5.64%	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	22,250,000	24,610,569

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Commercial Mortgage Backed (continued)	Commercial Mortgage Acceptance Corp. 1998-C2 A3, 6.04%, 09/15/30	$13,425,000	$13,862,667
	GMAC Commercial Mortgage Securities Inc. 1998-C2 X (IO), 0.75%, 05/15/35[6,7]	239,143,204	5,041,210
	LB-UBS Commercial Mortgage Trust 2000-C4 A2, 7.37%, 08/15/26	15,155,000	16,671,397
	Prudential Commercial Mortgage Trust 3.67%, 02/11/36	16,660,276	16,093,911

			76,279,754

Non-Agency Mortgage Backed Securities —11.40%	Banco De Credito y Securitizacion 2001-1 AF, 8.00%, 05/31/10[4,6]	4,334,176	1,404,273
	Bank of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	245,501	243,507
	BHN Mortgage Fund 1997-2,
	A1, 5.12%, 05/31/17[4,6,7,8]	3,232,979	1,010,953
	A2, 7.54%, 05/31/17[4,6,8]	5,855,178	1,830,914
	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	2,627,615	851,347
	Blackrock Capital Finance LP 1997-R2 AA, 7.73%, 12/25/35[4]	9,676	10,101
	Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2, 4.76%, 05/25/34[4]	19,094,440	18,582,919
	Countrywide Alternative Loan Trust 1999-2 B2, 7.50%, 01/25/29	3,161,795	3,154,761
	Countrywide Alternative Loan Trust 2005-14 4X (IO), 1.03%, 05/25/35[6,7]	59,552,028	2,048,590
	Countrywide Alternative Loan Trust 2005-16 1A1, 4.51%, 05/25/35[7]	18,081,019	18,274,269
	Countrywide Alternative Loan Trust 2005-27 2A1, 4.22%,08/25/35[7]	19,622,978	19,810,004
	Countrywide Alternative Loan Trust 2005-43 1A1, 5.39%, 10/25/35	18,875,195	18,833,915
	Countrywide Home Loans 2005-45 1A1, 5.39%, 08/25/35	19,455,000	19,409,397
	Countrywide Home Loans 2005-HYB5 4A1, 5.25%, 09/20/35	19,936,443	19,737,079
	DLJ Mortgage Acceptance Corp. 1992-Q7 A2, 5.61%, 09/25/22[7]	18,646	18,614
	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.81%, 06/25/24[4,6]	173,752	209
	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.06%, 11/25/25[6,7]	1,075,167	1,290

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage Backed Securities (continued)	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.19% 01/25/26[4,6,7]	$1,118,869	$1,343
	Harborview Mortgage Loan Trust 2005-1 X (IO), 1.04%, 03/19/35[6]	72,943,078	2,097,114
	Harborview Mortgage Loan Trust 2005-10 X (IO), 1.04%, 03/19/35[6]	66,843,995	2,255,985
	IndyMac INDX Mortgage Loan Trust 2004-AR5 2A1B, 4.23%, 08/25/34[7]	311,276	311,686
	IndyMac INDX Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.60%, 12/25/34[6,7]	48,225,518	1,476,907
	J.P. Morgan Mortgage Trust 2003-A2 2A3, 4.70%, 11/25/33	305,000	297,947
	J.P. Morgan Mortgage Trust 2004-A5 4A4, 4.88%, 12/25/34[7]	400,000	392,447
	Magnus Funding Ltd. 1A,
	B, 5.07%, 06/15/11[4,6,7]	4,626,636	189,692
	C, 10.28%, 06/15/11[4,6]	7,921,691	115,110
	Mastr Seasoned Securities Trust 2004-1 4A1, 5.21%, 10/25/32[7]	337,740	339,407
	Mastr Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	13,231,441	13,452,175
	Morgan Stanley Dean Witter Capital I 2000-LIFE A2, 7.57%, 11/15/36	5,840,000	6,400,467
	Ocwen Residential MBS Corp. 1998-R2 AP, 5.86%, 11/25/34[4]	106,545	106,385
	Residential Asset Mortgage Products, Inc. 2004-SL1 A8, 6.50%, 11/25/31	187,952	192,226
	Ryland Mortgage Securities Corp. 1994-5 M3, 4.48%, 10/25/23[7]	559,845	502,590
	Structured Asset Securities Corp. 1997-2 2A4, 7.25%, 03/28/30	51,370	51,254
	Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	6,400	6,412
	Structured Asset Securities Corp. 2002-8A 6A, 6.63%, 05/25/32[7]	7,917	7,986
	Structured Mortgage Asset Residential Trust 1991-7 I (IO), 8.50%, 12/25/22[6]	10,500	2,153
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1, 5.00%, 03/25/18	284,967	282,741
	Wells Fargo Mortgage Backed Securities Trust 2004-G A3, 4.77%, 06/25/34	445,000	435,027

			154,139,196

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage Backed Securities—11.14%	Collateralized Mortgage Obligation Trust 57 D, 9.90%, 02/01/19	$13,157	$14,274
	Fannie Mae 1989-27 Y, 6.90%, 06/25/19	3,311	3,394
	Fannie Mae 1989-69 G, 7.60%, 10/25/19	1,905	2,002
	Fannie Mae 1992-123 Z, 7.50%, 07/25/22	11,784	12,370
	Fannie Mae 1992-83 Z, 7.00%, 06/25/22	82,060	83,748
	Fannie Mae 1993-132 D (PO) 6.42%%[5], 10/25/22	681,293	596,451
	Fannie Mae 1993-29 PK, 7.00%, 03/25/23	202,000	213,852
	Fannie Mae 1993-199 SD (IO), 0.88%, 10/25/23	2,056,887	50,797
	Fannie Mae 1994-55 H, 7.00%, 03/25/24	130,000	137,295
	Fannie Mae 1997-34 SA, 15.90%, 10/25/23[7]	61,954	89,932
	Fannie Mae 1997-44 SB (IO), 4.13%, 06/25/08[7]	399,993	16,881
	Fannie Mae 2003-52 SV, 8.81%, 05/25/31[7]	7,188,235	6,994,194
	Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	12,344,901	1,541,204
	Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	17,256,606	1,860,293
	Fannie Mae G92-36 Z, 7.00%, 07/25/22	2,288	2,382
	Fannie Mae Pool 233672 , 5.96%, 09/01/23[7]	36,232	37,838
	Fannie Mae Pool 254232, 6.50%, 03/01/22	146,600	151,970
	Fannie Mae Pool 308798 , 4.89%, 04/01/25[7]	20,865	21,492
	Fannie Mae Pool 312155 , 4.30%, 03/01/25[7]	37,955	38,777
	Fannie Mae Pool 545191, 7.00%, 09/01/31	114,500	119,675
	Fannie Mae Pool 633698, 7.50%, 02/01/31	26,215	27,793
	Fannie Mae Pool 655928, 7.00%, 08/01/32	234,296	245,326
	Fannie Mae Pool 725257, 5.50%, 02/01/34	19,642,624	19,657,869
	Fannie Mae Pool 727247, 5.00%, 09/01/33	7,258,142	7,124,333
	Fannie Mae Pool 735575, 5.50%, 12/01/18	17,720,321	17,997,363
	Fannie Mae Pool 735883, 6.00%, 01/01/33	19,870,632	20,321,457
	Fannie Mae Pool 765387, 6.00%, 08/01/34	297,315	302,442
	Fannie Mae TBA,
	5.00% 10/25/35	18,775,000	18,381,889
	5.32% 11/01/35	12,600,000	12,578,832
	Freddie Mac 165 K, 6.50%, 09/15/21	1,770	1,767
	Freddie Mac 1004 H, 7.95%, 10/15/20	2,952	2,949
	Freddie Mac 1073 G, 7.00%, 05/15/21	7,749	7,753

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage Backed Securities (continued)	Freddie Mac 1164 O (IO), 8.71%, 11/15/06[7]	$23,589	$475
	Freddie Mac 1311 K, 7.00%, 07/15/22	18,365	18,351
	Freddie Mac 1515 SA, 8.61%, 05/15/08	53,103	55,665
	Freddie Mac 1980 Z, 7.00%, 07/15/27	1,026,325	1,063,005
	Freddie Mac 2098 TZ, 6.00%, 01/15/28	724,000	736,511
	Freddie Mac 2209 TC, 8.00%, 01/15/30	335,135	357,219
	Freddie Mac 2312 JA, 6.50%, 02/15/30	31,363	31,363
	Freddie Mac 2316 PB, 6.50%, 09/15/30	501,615	502,573
	Freddie Mac 2571 MI (IO), 5.50%, 10/15/23	68,451	1,343
	Freddie Mac 2588 IG (IO), 5.50%, 03/15/32	270,057	36,156
	Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	18,778,256	2,230,744
	Freddie Mac 2625 (IO), 5.00%, 12/15/31	20,243,279	2,615,974
	Freddie Mac 2627 NI (IO), 5.00%, 04/15/29	14,570,201	1,653,279
	Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	265,000	38,659
	Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	224,074	42,065
	Freddie Mac 2845 PI (IO), 5.50%, 02/15/32	203,053	21,114
	Freddie Mac A24156, 6.50%, 10/01/31	6,205,724	6,394,045
	Freddie Mac Gold C46104, 6.50%, 09/01/29	228,983	236,347
	Freddie Mac Gold C55789, 7.50%, 10/01/27	86,253	91,713
	Freddie Mac Gold C90573, 6.50%, 08/01/22	1,113,185	1,152,834
	Freddie Mac Gold G01601, 4.00%, 09/01/33	270,009	248,885
	Freddie Mac Gold G01611, 4.00%, 09/01/33	103,324	95,241
	Freddie Mac Gold G01673, 5.50%, 04/01/34	4,721,753	4,725,995
	Freddie Mac Gold G11707, 6.00%, 03/01/20	14,734,408	15,149,023
	Freddie Mac Gold P50019, 7.00%, 07/01/24	1,835,019	1,898,384
	Government National Mortgage Association 2000-22 SG (IO), 7.03%, 05/16/30[7]	5,740,789	613,256
	Government National Mortgage Association 2001-2 PB, 7.00%, 07/20/30	328,155	329,776
	Government National Mortgage Association 2002-69 SB (IO), 2.85%, 06/20/28[7]	5,550,039	123,474

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage Backed Securities (continued)	Government National Mortgage Association 2003-18 PI, 5.50%, 10/20/26	$2,822	$2
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	9,629,373	1,300,033
	Government National Mortgage Association Pool 81018, 4.00%, 08/20/34	239,328	243,118

			150,645,216

	Total Mortgage-Backed (Cost $395,964,851)		381,064,166

U.S. AGENCY SECURITIES—3.38%
Foreign Sovereign —1.01%	Indonesia Aid, 9.30%, 07/01/20	10,987,500	13,749,900

U.S. Agency Securities—2.37%	Fannie Mae,
	7.13%, 03/15/07	18,547,000	19,258,593
	3.25%, 01/15/08	13,054,000	12,727,911

			31,986,504

	Total U.S. Agency Securities (Cost $46,913,893)		45,736,404

U.S. TREASURY SECURITIES—29.20%
U.S. Inflation Index Notes —2.00%	U.S. Treasury Notes,
	2.00%, 07/15/14	7,861,000	8,328,174
	1.63%, 01/15/15	18,606,000	18,816,994

			27,145,168

U.S. Treasury Bonds—2.63%	U.S. Treasury Bonds, 6.13%, 11/15/27	29,432,000	35,521,922

U.S. Treasury Notes—24.57%	U.S. Treasury Notes,
	3.00%, 12/31/06[11]	252,000	248,515
	3.00%, 11/15/07	37,669,000	36,797,942
	3.13%, 09/15/08	98,743,000	95,888,735
	3.88%, 05/15/10	166,818,000	164,452,688
	4.25%, 11/15/14	35,142,000	34,901,804

			332,289,684

	Total U.S. Treasury Securities (Cost $396,332,915)		394,956,774

	Total Bonds (Cost 1,415,057,548)		1,373,747,839

		Shares

PREFERRED STOCK 0.37%
Finance—0.37%	Woodbourne Pass-Through Trust, 4.27%, 12/31/49[4]	50	5,006,250

	Total Preferred Stock (Cost $5,000,000)		5,006,250

	Total Investments—101.94% (Cost $1,420,057,548)[1]		1,378,754,089

	Liabilities Less cash and Other Assets—(1.94)%		(26,301,087)

	Net Assets—100.00%		$1,352,453,002

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
28,256	News America, Inc. Expire February 2006	$59.525	$—	$(44,362)

	Total Written Call Options		$—	$(44,362)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation
5	U.S. Treasury Five Year Note, December 2005	$52,778

	Net unrealized appreciation	$52,778

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
5	U.S. Treasury Two Year Note, December 2005	$(46,232)

	Net unrealized (depreciation)	$(46,232)

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
16,791	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/08/06	$376,370

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 5.53% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(16,160)
1,006	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 7.33% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(40,009)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 5.98% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(16,620)

Notional Amount (000’s)		Unrealized (Depreciation)
1,006	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 5.78% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	$(14,964)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 5.63% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(15,912)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.03% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(15,912)
1,676	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 5.33% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(26,520)
1,676	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 5.98% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(26,520)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 5.53% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(16,849)
1,006	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 6.93% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(35,319)
1,006	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 6.08% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(16,051)

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Notional Amount (000’s)		Unrealized (Depreciation)
1,006	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 6.23% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	$(18,751)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 5.78% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(18,089)
1,006	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 6.08% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(17,056)
1,676	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 6.53% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(48,875)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 5.68% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(15,376)

	Net unrealized (depreciation)	$(358,983)

Notes:

[1]	Cost for Federal income tax purposes is $1,420,388,908 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$49,428,769
Gross unrealized depreciation	(91,063,588)

Net unrealized (depreciation)	$(41,634,819)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities Backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144 of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2005 was $253,764,564 representing 18.76% of total assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2005.
[8]	Non-income producing security
[9]	Securities, or a portion there of, pledged as collateral with a value of $16,635,720 for options.
[10]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/07/03	Calpine CCFC I Term Loan, 7.50%, 08/26/09	$7,865,157	$8,026,694	0.60%
05/09/03	CenterPoint Energy Term Loan, 12.75%, 11/11/05	10,560,452	10,867,500	0.80%
02/25/05	Charter Communications Co. Term Loan A, 5.75%, 04/27/10	4,996,565	4,996,079	0.37%
05/17/05	Kerr McGee Corp. Bank Loan, 5.52%, 05/19/07	5,000,000	5,020,980	0.37%

		$28,422,174	$28,911,253	2.14%

[11]	Securities, or a portion there of, pledged as collateral with a value of $248,515 on 5 short U.S. Treasury Note and 5 long U.S. Treasury Note futures contracts expiring December 2005.
*	The aggregate value of fair valued securities is $258,436,047, which is 18.81%% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO) : Interest only

(PO): Principal only

(MTN): Medium Term Note

(TBA): To be announced

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

BONDS 93.52%
ASSET-BACKED SECURITIES—0.68%[3]
	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	$437,752	$446,507

	Total Asset-Backed Securities (Cost $434,031)		446,507

CORPORATES—90.55%[2]
Automotive —5.40%	Cooper-Standard Automotive, Inc. 8.38%, 12/15/14	210,000	177,450
	Ford Motor Co., 7.13%, 11/15/25	1,000,000	755,000
	General Motors Acceptance Corp., 6.07%, 12/01/14[6]	1,010,000	850,822
	General Motors Corp., 8.25%, 07/15/23	760,000	594,700
	Goodyear Tire & Rubber Co., 9.00%, 07/01/15[4]	200,000	198,000
	Navistar International Corp., 7.50%, 06/15/11	750,000	761,250
	Tenneco Automotive Inc., 8.63%, 11/15/14	225,000	227,813

			3,565,035

Banking—1.05%	Credit Suisse First Boston London,
	9.65%, 03/24/10[4]	584,000	524,893
	9.65%, 03/24/10[4]	189,000	169,884

			694,777

Basic Industry —12.21%	Arch Western Finance, 6.75%, 07/01/13	700,000	717,500
	Borden US Finance Corp./Nova Scotia Finance Ulc, 8.35%, 07/15/10[4,6]	627,000	630,135
	Equistar Chemicals LP/Equistar Funding Corp., 10.63%, 05/01/11	750,000	821,250
	Freeport-McMoRan Copper & Gold, Inc., 10.13%, 02/01/10	550,000	610,500
	Huntsman Advanced Materials LLC, 11.00%, 07/15/10	500,000	562,500
	Huntsman LLC, 11.85%, 07/15/11[6]	500,000	535,625
	Massey Energy Co., 6.63, 11/15/10	500,000	512,500
	Murray Bank Loan, 11.13%, 01/31/11[9]	997,500	1,052,363
	Nalco Co., 7.75%, 11/15/11	500,000	513,750
	Newpage Corp., 9.94%, 05/01/12[6]	350,000	332,500
	Oregon Steel Mills, Inc., 10.00%, 07/15/09	450,000	487,125
	Peabody Energy Corp., 5.88%, 04/15/16	300,000	299,625
	Steel Dynamics, Inc.
	9.50%, 03/15/09	825,000	880,688
	9.50%, 03/15/09	100,000	106,750

			8,062,811

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Capital Goods —9.27%	Ainsworth Lumber Co. Ltd., 7.77%, 10/01/10[6]	$450,000	$451,125
	Allied Waste North America, Inc., 8.88%, 04/01/08	550,000	576,125
	BE Aerospace, Inc., 8.00%, 03/01/08	300,000	301,500
	Columbus McKinnon Corp.,
	10.00%, 08/01/10	500,000	548,750
	8.86%, 11/01/13[4]	100,000	101,500
	Crown Cork & Seal Finance PLC, 10.88%, 03/01/13	500,000	582,500
	Euramax, 10.49%, 06/29/13[9]	500,000	504,107
	Graham Packaging Co., 9.88%, 10/15/14	775,000	747,875
	L-3 Communications Corp.,
	6.13%, 07/15/13	250,000	250,000
	5.88%, 01/15/15	500,000	486,250
	6.38%, 10/15/15[4]	125,000	126,563
	Mueller Group Inc., 8.44%, 11/01/11[6]	560,000	574,000
	United Rentals North America Inc, 7.75%, 11/15/13	900,000	873,000

			6,123,295

Communications —14.88%	AirGate PCS, Inc., 7.35%, 10/15/11[6]	225,000	232,875
	American Towers Inc., 7.25%, 12/01/11	100,000	106,750
	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	1,000,000	992,500
	Centennial Communications Corp.,
	10.13%, 06/15/13	250,000	282,500
	8.13%, 02/01/14	500,000	531,250
	Century Communications Corp., 0.00%, 01/15/08	750,000	483,750
	Citizens Communications Co., 7.63%, 08/15/08	250,000	264,375
	Dex Media East LLC/Dex Media East Financial Corp., 9.88%, 11/15/09	250,000	273,125
	Dex Media Inc., 2.30%[7], 11/15/13	250,000	198,125
	Dobson Cellular Systems, Inc.,
	8.44%, 11/01/11[6]	300,000	312,375
	9.88%, 11/01/12	325,000	357,500
	Dobson Communications Corp., 10.87%, 07/01/10	350,000	371,437
	Level 3 Financing Inc. Bank Loan, 9.92%, 12/01/11[9]	1,000,000	1,055,000
	MCI Inc.
	5.91%, 05/01/07	250,000	252,500
	8.74%, 05/01/14	925,000	1,033,688
	Nextel Communications, Inc., 6.88%, 10/31/13	325,000	345,278
	PanAmSat Corp., 9.00%, 08/15/14	162,000	171,720
	PanAmSat Holding Corp., 4.15%[7], 11/01/14	200,000	139,000
	PRIMEDIA Inc, 9.17%, 05/15/10[6]	150,000	159,000
	Qwest Capital Funding, Inc., 7.75%, 08/15/06	900,000	913,500

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Communications (continued)	Qwest Communications International Inc., 7.29%, 02/15/09[6]	$300,000	$297,750
	Qwest Corp., 5.63%, 11/15/08	125,000	123,750
	RH Donnelly Financial Corp. I, 10.88%, 12/15/12[4]	250,000	281,875
	Rogers Wireless Inc., 7.00%, 12/15/10[6]	620,000	649,450

			9,829,073

Consumer Products—0.92%	Jostens Holding Corp., 3.78%[7], 12/01/13	390,000	282,750
	Riddell Bell Holdings, Inc., 8.38%, 10/01/12	325,000	321,750

			604,500

Electric—10.02%	Aquila, Inc., 8.00%, 3/01/23	700,000	724,500
	Calpine CCFC I Term Loan, 7.50%, 08/26/09[9]	656,600	689,020
	Calpine Generating Co.,
	11.50%, 04/01/11	300,000	277,500
	13.22%, 04/01/11[6]	100,000	95,500
	Cedar Brakes I LLC, 8.50%, 02/15/14[4]	370,253	414,640
	CenterPoint Energy Term Loan, 12.75%, 11/15/05[9]	1,000,000	1,035,000
	KGEN Partners LLC Term Loan, 6.12%, 08/15/11[9]	997,500	996,253
	Midwest Generation LLC, 8.75%, 05/01/34	559,000	625,381
	Mission Energy Holding Co., 13.50%, 07/15/08	250,000	295,625
	TECO Energy, Inc., 5.69%, 05/01/10[4,6]	450,000	459,000
	Texas Genco LLC First Lien Term Loan B, 5.46%, 12/08/11[9]	1,000,000	1,008,281

			6,620,700

Energy—7.98%	Belden & Blake Corp, 8.75%, 07/15/12	100,000	105,000
	Chesapeake Energy Corp.,
	7.75%, 01/15/10	75,000	80,250
	7.50%, 06/15/14	150,000	160,875
	7.00%, 08/15/14	750,000	791,250
	Hilcorp Energy I LP/Hilcorp Finance Co., 10.50%, 09/01/10[4]	1,000,000	1,105,000
	Kerr McGee Corp. Bank Loan, 6.11%, 05/19/07[9]	1,000,000	1,004,196
	Parker Drilling Co., 8.62%, 09/01/10[6]	350,000	362,250
	Pogo Producing Co., 8.25%, 04/15/11	250,000	263,750
	Pride International Inc., 7.38%, 07/15/14	700,000	763,875
	Range Resources Corp., 6.38%, 03/15/15	150,000	151,875
	Tesoro Corp., 9.63%, 11/01/08	405,000	425,959
	Whiting Petroleum Corp., 7.00%, 02/01/14[4]	55,000	56,031

			5,270,311

Entertainment —1.21%	Intrawest Corp., 7.50%, 10/15/13	300,000	308,625
	Loews Cineplex Entertainment Corp., 9.00%, 08/01/14	500,000	488,750

			797,375

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Food—0.41%	Del Monte Corp., 6.75%, 02/15/15[4]	$162,500	$164,125
	Dole Food Company, Inc., 8.87%, 03/15/11	100,000	104,250

			268,375

Gaming—3.11%	CCM Merger Inc., 8.00%, 08/01/13[4]	100,000	101,375
	MGM Mirage, 6.62%, 07/15/15[4]	50,000	49,687
	Penn National Gaming, Inc., 6.75%, 03/01/15	250,000	246,250
	Pinnacle Entertainment, Inc. 8.25%, 03/15/12	400,000	402,000
	Station Casinos, Inc., 6.88%, 03/01/16	500,000	509,375
	Wynn Las Vegas LLC/Wynn Las Vegas Corp., 6.63%, 12/01/14	775,000	744,969

			2,053,656

Health Care —4.79%	AmerisourceBergen Corp., 5.63%, 09/15/12[4,5]	550,000	544,500
	Extendicare Health Services Inc., 9.50%, 07/01/10	100,000	107,000
	Fisher Scientific International Inc., 6.13%, 07/01/15[4]	275,000	277,062
	HCA, Inc., 6.38%, 01/15/15	1,000,000	994,351
	HEALTHSOUTH Corp., 7.63%, 06/01/12	675,000	634,500
	Tenet Healthcare Corp., 9.25%, 02/01/15[4]	600,000	609,000

			3,166,413

Homebuilding —2.00%	D.R. Horton, Inc., 5.25%, 02/15/15	325,000	305,839
	LNR Property, 6.56%, 02/03/08[9]	1,000,000	1,013,125

			1,318,964

Insurance—0.87%	Aon Corp., 8.21%, 01/01/27[5]	500,000	574,915

Natural Gas —2.43%	El Paso CGP Co., 7.63%, 09/01/08	50,000	51,062
	El Paso Corp., 7.65%, 08/16/07[4]	50,000	51,125
	El Paso Term Loan, 6.44%, 11/22/09[9]	988,000	1,000,830
	The Williams Companies, Inc, 7.13%, 09/01/11	475,000	499,938

			1,602,955

Pharmaceuticals —1.52%	Warner Chilcott Bank Loan, 5.34%, 01/04/12[9]	997,831	1,006,295

Restaurants —0.15%	Denny’s Corp. Holdings, Inc., 10%, 10/01/12	100,000	100,500

Services—1.30%	Corrections Corp. of America, 6.25%, 03/15/13	350,000	348,250
	Service Corp. International, 6.50%, 03/15/08	500,000	510,000

			858,250

Technology —2.99%	Amkor Technology, Inc. Bank Loan, 8.33%, 10/27/10[9]	1,000,000	1,028,750
	Amkor Technology, Inc. 7.75%, 5/15/13	9,146	7,866

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

BONDS (continued) Corporates (continued) Technology (continued)	Sungard Data Systems Inc.,
	9.13%, 08/15/13[4]	$200,000	$208,250
	10.25%, 08/15/15[4]	50,000	50,875
	Xerox Capital Trust I, 8.00%, 02/01/27	650,000	677,625

			1,973,366

Tobacco—1.22%	RJ Reynolds Tobacco Holdings, Inc.,
	6.50%, 06/01/07	100,000	102,000
	6.50%, 07/15/10[4]	700,000	701,750

			803,750

Transportation —6.82%	Air 2 US A, 8.03%, 10/01/19[4]	672,233	629,476
	Continental Airlines, Inc., 8.00%, 12/15/05	625,000	621,875
	Delta Air Lines, Inc. 2000-1 A2
	7.57%, 05/18/12	250,000	241,553
	7.11%, 03/18/13	750,000	726,009
	Horizon Lines, LLC. 9.00%, 11/01/12	250,000	269,062
	Northwest Airlines, Corp. Term Loan B, 9.83%, 11/23/10[9]	990,000	1,002,788
	United Air Lines, Inc. Term Loan, 8.00%, 09/30/05[9]	1,000,000	1,012,188

			4,502,951

	Total Corporates (Cost $59,449,603)		59,798,267

MORTGAGE-BACKED—2.29%[3]
Non Agency Mortgage-Backed—1.37%	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,5]	1,265,634	410,065
	Countrywide Alternative Loan Trust 2005-14 4X (IO), 1.03%, 05/25/35[5]	2,428,164	83,529
	Harborview Mortgage Loan Trust 2005-1 X (IO), 1.04%, 03/19/35[5]	3,018,129	86,771
	Harborview Mortgage Loan Trust 2005-10X (IO), 1.47%, 11/19/35[5]	2,866,526	96,745
	Harborview Managment Loan Trust 2005-12 X2A (IO), 0.40%, 10/19/35[5]	12,980,000	166,313
	IndyMac INDX Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.60%, 12/25/34[5]	1,933,850	61,062

			904,485

U.S. Agency Mortgage-Backed—0.92%	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	565,446	115,944
	Fannie Mae 1993-225 SG, 11.25%, 12/25/13[6]	141,918	150,819
	Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	1,892,206	224,783
	Freddie Mac 2696 NI (IO), 5.50%, 03/15/23	1,586,899	96,638
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	170,192	22,977

			611,161

	Total Mortgage-Backed (Cost $1,715,202)		1,515,646

	Total Bonds (Cost $61,598,836)		61,760,420

	Issues	Shares	Value

PREFERRED STOCK 0.20%
Insurance—0.20%	HPRT Properties Trust, 9.88%, 02/22/06	5,200	$133,744

	Total Preferred Stock (Cost $133,952)		133,744

		Principal Amount

SHORT TERM INVESTMENTS 4.34%
Commercial Paper —3.03%	ALCOA, Inc. 3.87%[7], 10/03/05	$1,600,000	1,600,000
	HSBC Finance Corp., 3.88%[7], 10/03/05	400,000	400,000

			2,000,000

Money Market RIC—1.18%	J.P. Morgan Institutional Prime Money Market	781,200	781,200

U.S. Agency Discount Notes —0.13%	Freddie Mac,
	3.67%[7], 12/12/05[8]	37,000	36,731
	3.74%[7], 12/12/05[8]	17,000	16,876
	3.66%[7], 10/18/05[8]	31,000	30,953

			84,560

	Total Short Term Investments (Cost $2,865,770)		2,865,760

	Total Investments—98.06% (Cost $64,598,558)[1]		64,759,924

	Cash and Other Assets, Less Liabilities—1.94%		1,280,524

	Net Assets—100.00%		$66,040,448

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation
13	U.S. Treasury Thirty Year Bond, December 2005	$24,065

	Net unrealized appreciation	$24,065

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
94	U.S. Treasury Two Year Note, December 2005	$(52,054)
71	U.S. Treasury Five Year Note, December 2005	(60,179)
21	U.S. Treasury Ten Year Note, December 2005	(12,719)

	Net unrealized (depreciation)	$(124,952)

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
1,000	Pay a fixed rate equal to 1.05% and the Fund will receive from the counterparty at par in the event of default of the AOC Corp., 7.38% due 12/14/12. Counterparty: J.P.Morgan Chase & Co. Expire 06/20/10	$(4,276)
1,000	Pay a fixed rate equal to 0.85% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 0.85% due 12/20/10. Counterparty: Deutsche Bank AG Expire 12/20/10	(1,415)
1,000	Pay a fixed rate equal to 3.40% and the Fund will receive from the counterparty at par in the event of default of the CSC Holdings, Inc., 7.63% due 04/01/11. Counterparty: Deutsche Bank AG Expire 12/20/10	2,027
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 5.53% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	(661)
41	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 7.33% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(1,636)
41	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 5.98% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(679)
41	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 5.78% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(612)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 5.63% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(651)
41	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.03% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(651)

Notional Amount (000’s)		Unrealized (Depreciation)
69	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 5.33% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	$(1,084)
69	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 5.98% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(1,084)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 5.53% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(689)
41	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 6.93% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(1,444)
41	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 6.08% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(656)
41	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 6.23% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(767)
41	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 5.78% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(739)
69	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 6.08% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(697)

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Notional Amount (000’s)		Unrealized (Depreciation)
41	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 6.53% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	$(1,998)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 5.68% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(629)

	Net unrealized (depreciation)	$(18,341)

Notes:

[1]	Cost for Federal income tax purposes is $64,603,159 and net unrealized appreciation consists of:

Unrealized Appreciation
Gross unrealized appreciation	$1,473,392
Gross unrealized depreciation	(1,316,627)

Net unrealized appreciation	$156,765

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2005 was $8,311,318 representing 12.59% of total net assets.
[5]	Illiquid Security
[6]	Floating rate security. The rate disclosed is that in effect at September 30, 2005.
[7]	Represents annualized yield at date of purchase.
[8]	Securities, or a portion there of, pledged as collateral with a value of $84,560 on 13 short U.S. Treasury Note and 186 long U.S. Treasury Bond futures contracts expiring December 2005.
[9]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
02/17/05	Amkor Technology, Inc. Bank Loan, 8.33%, 10/27/10	$1,039,157	$1,028,750	1.56%
08/07/03	Calpine CCFC I Term Loan, 7.50%, 08/26/09	689,483	689,020	1.04%
05/12/03	CenterPoint Energy Term Loan, 12.75%, 11/15/05	1,009,114	1,035,000	1.57%
11/19/04	El Paso Term Loan, 6.44%, 11/22/09	988,000	1,000,830	1.52%
06/28/05	Euramax, 10.49%, 06/29/13	500,000	504,107	0.76%

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/17/05	Kerr McGee Corp. Bank Loan, 6.11%, 05/19/07	$1,000,000	$1,004,196	1.52%
03/14/05	KGEN Partners LLC Term Loan, 6.12%, 08/15/11	997,500	996,253	1.51%
11/17/04	Level 3 Financing Inc. Bank Loan, 9.92%, 12/01/11	1,000,000	1,055,000	1.60%
09/12/05	LNR Property, 6.56%, 02/03/08	1,013,544	1,013,125	1.53%
02/03/05	Murray Bank Loan, 11.13%, 01/31/11	1,043,260	1,052,363	1.59%
11/19/04	Northwest Airlines, Corp. Term Loan B, 9.83%, 11/23/10	990,000	1,002,788	1.52%
09/21/05	Texas Genco LLC First Lien Term Loan B, 5.46%, 12/08/11	1,014,973	1,008,281	1.53%
07/18/05	United Air Lines, Inc. Term Loan, 8.00%, 09/30/05	1,000,000	1,012,188	1.53%
01/19/05	Warner Chilcott Bank Loan, 5.34%, 01/04/12	997,831	1,006,295	1.52%

		$13,282,862	$13,408,196	20.30%

*	The aggregate value of fair valued securities is $410,666, which is 0.62% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Issues	Principal Amount	Value

BONDS 78.67%
ASSET-BACKED SECURITIES—31.56%[3]
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	$610,000	$622,238
ABFS Mortgage Loan Trust 2002-2
A5, 6.41%, 07/15/33	46,679	47,688
A7, 5.22%, 07/15/33	112,307	111,903
ABFS Mortgage Loan Trust 2003-2 AIO (IO), 3.50%, 04/25/06[4]	312,933	5,454
Bear Stearns Asset Backed Securities, Inc. 2003-2 AIO (IO), 5.00%, 12/25/05[6]	500,000	4,219
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 2M2, 5.23%, 11/25/31[7]	242,383	243,602
CIT Group Home Equity Loan Trust 2002-1 MV2, 5.08%, 08/25/30[7]	1,500,000	1,511,922
Conseco Finance 2001-A IIB1, 10.30%, 03/15/32	530,000	549,574
Conseco Finance 2002-C BFF2, 8.00%, 06/15/32[4]	1,357,237	1,360,766
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	276,423	278,469
Conseco Finance Securitizations Corp. 2001-1 AIO (IO), 2.50%, 07/01/32[6]	970,667	31,789
Conseco Finance Securitizations Corp. 2001-3 A3, 5.79%, 05/01/33	557,712	560,077
Conseco Finance Securitizations Corp. 2001-4
A2, 5.15%, 09/01/33	12,657	12,665
AIO (IO), 2.50%, 09/01/33[6]	922,500	35,239
Conseco Finance Securitizations Corp. 2002-1 A, 6.68%, 12/01/33	380,088	388,059
Conseco Finance Securitizations Corp. 2002-2 AIO (IO), 8.50%, 03/01/33[6]	280,663	71,190
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 5.53%, 03/25/32[7]	1,033,577	1,034,734
Deutsche Financial Capital Securitization 1997-I A3, 6.75%, 09/15/27	206,497	210,484
Finance America Mortgage Loan Trust 2004-1 2A2, 4.32%, 06/25/34[7]	4,000,000	4,002,398
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4, 4.37%, 10/25/34[7]	4,000,000	4,047,072
FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	92,783	90,330
GGP Mall Properties Trust 2001-C1A D3, 6.02%, 02/15/14[4,7]	136,837	136,978

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Green Tree Financial Corp. 1996-10 M1, 7.24%, 11/15/28	$2,700,000	$2,583,029
	Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	136,598	143,596
	Green Tree Financial Corp. 1998-2 A6, 6.81%, 12/01/27[10]	1,567,941	1,612,250
	Green Tree Financial Corp. 1998-4
	A5, 6.18%, 04/01/30	3,213,879	3,195,498
	A7, 6.87%, 04/01/30	1,352,788	1,383,908
	Green Tree Financial Corp. 1998-6
	A6, 6.27%, 06/01/30	21,642	21,810
	A8, 6.66%, 06/01/30	1,500,000	1,486,578
	Green Tree Financial Corp. 1999-1 A5, 6.11%, 09/01/23	95,000	96,097
	Green Tree Financial Corp. 1999-5
	A4, 7.33%, 03/01/31	80,094	81,302
	A5, 7.86%, 03/01/30	202,000	180,079
	Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	337,322	335,841
	Green Tree Home Improvement Loan Trust 1995-D B2, 7.45%, 09/15/25	610,910	612,087
	Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	97,022	95,467
	Green Tree Recreational, Equipment & Consumer Trust 1996-C CTFS, 7.65%, 10/15/17	93,355	86,127
	Home Equity Asset Trust 2003-6N A, 6.50%, 03/27/34[4]	12,981	12,916
	Household Home Equity Loan Trust 2004-1 A, 4.15%, 09/20/33[7]	2,295,155	2,303,528
	IndyMac Manufactured Housing Contract 1997-1
	A3, 6.61%, 02/25/28	3,379,220	3,285,582
	A4, 6.75%, 02/25/28	894,786	890,788
	IndyMac Manufactured Housing Contract 1998-1
	A4, 6.49%, 09/25/28	431,912	397,426
	A5, 6.96%, 09/25/28	1,542,541	1,450,229
	IndyMac Manufactured Housing Contract 1998-2
	A2, 6.17%, 12/25/11	459,880	450,332
	A4, 6.64%, 12/25/27	978,954	963,797
	Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C, 4.41%, 08/25/35[7]	4,000,000	4,026,362
	Metris Master Trust 2000-3 A, 4.06%, 09/21/09[7]	535,000	535,317
	Mid-State Trust 11 B, 8.22%, 07/15/38	27,289	28,036
	Mid-State Trust 2004-1 B, 8.90%, 08/15/37	2,271,763	2,417,634
	Mid-State Trust 6 A4, 7.79%, 07/01/35	89,287	93,821
	Morgan Stanley ABS Capital I 2004-HE5 A4, 4.36%, 06/25/34[7]	3,000,000	3,017,219

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	New Century Home Equity Loan Trust 2004-4 A3, 3.97%, 02/25/35[7]	$1,421,689	$1,422,662
	New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	77,843	77,924
	Oakwood Mortgage Investors Inc., 1998-A A4, 6.20%, 05/15/28	9,309	9,364
	Oakwood Mortgage Investors Inc. 1998-B A4, 6.35%, 03/15/17	511,209	517,531
	Oakwood Mortgage Investors Inc. 1999-A A2, 5.89%, 04/15/29	579,278	557,400
	Oakwood Mortgage Investors Inc. 2000-D A2, 6.74%, 07/15/18	107,087	107,468
	Oakwood Mortgage Investors Inc. 2001-D
	A2, 5.26%, 01/15/19	280,811	209,908
	A3, 5.90%, 09/15/22	16,728	13,066
	A4, 6.93%, 09/15/31	893,794	710,641
	Oakwood Mortgage Investors Inc. 2002-A AIO (IO), 6.00%, 02/15/10[6]	325,671	60,807
	Oakwood Mortgage Investors Inc. 2002-B
	A2, 5.19%, 09/15/19	491,409	430,367
	AIO (IO), 6.00%, 05/15/10[6]	3,422,122	562,648
	Pamco CLO 1998-1A B2, 5.04%, 05/01/10[4,7]	2,500,000	2,349,000
	Park Place Securities NIM Trust 2004-WHQ2 A, 4.00%, 02/25/35[4]	1,831,825	1,827,504
	Renaissance NIM Trust 2005-2 N, 5.19%, 07/25/35[4]	1,693,524	1,693,524
	Specialty Underwriting & Residential Finance 2004-BC4 A2C, 4.32%, 10/25/35[7]	3,000,000	3,026,146
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	370,417	16,571
	Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	159,914	8,736
	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	2,405,002	221,272
	Terwin Mortgage Trust 2004-1HE A1, 4.34%, 02/25/34[4,7]	215,086	215,505
	Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34[4,6,7]	2,050,001	161,850
	Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34[4,6]	13,097,400	985,881
	Terwin Mortgage Trust 2004-7HE A1, 4.38%, 07/25/34[4,7]	1,093,776	1,094,430
	Terwin Mortgage Trust 2005-P1 A, 0.00%, 11/25/35[6,11]	570	2,410,139

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	Terwin Mortgage Trust 2005-11SL A1A, 4.50%, 10/25/35	$2,260,000	$2,256,610
	UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	585	606

	Total Asset-Backed Securities (Cost $67,380,031)		68,091,066

CORPORATES—30.97%[2]
Automotive —3.94%	Ford Motor Credit Co., 4.95%, 01/15/08	5,000,000	4,760,690
	General Motors Corp.,
	7.75%, 03/15/36[7]	820,000	213,200
	8.25%, 07/15/23	4,500,000	3,521,250

			8,495,140

Banking—1.59%	Danske Bank A/S, 5.91%, 12/29/49[4,7]	790,000	832,636
	Credit Suisse First Boston London,
	9.65%, 03/24/10[4,7]	1,063,000	955,488
	9.65%, 03/24/10[4,7]	1,832,000	1,646,583

			3,434,707

Basic Industry —2.16%	Barrick Gold Finance Co., 5.80%, 11/15/34	667,000	657,954
	Methanex Corp., 6.00%, 08/15/15	3,000,000	2,933,712
	Steel Dynamics, Inc., 9.50%, 03/15/09	1,000,000	1,067,500

			4,659,166

Communications —5.36%	CCO Holdings LLC/CCO Holdings Capital Corp.,
	8.00%, 12/15/10[7]	2,000,000	1,985,000
	8.75%, 11/15/13[10]	2,300,000	2,282,750
	Centennial Communications Corp., 8.13%, 02/01/14	650,000	690,625
	Dobson Cellular Systems, 8.44%, 11/01/11[7]	750,000	780,937
	Level 3 Financing Inc. Bank Loan, 9.37%, 12/01/11[11]	1,000,000	1,055,000
	Qwest Capital Funding, Inc., 7.75%, 08/15/06	1,375,000	1,395,625
	Qwest Communications International Inc., 7.29%, 02/15/09[7]	2,000,000	1,985,000
	Rogers Wireless Inc., 7.00%, 12/15/10[7,10]	440,000	460,900
	XM Satellite Radio Inc., 6.65%, 05/01/09[7]	920,000	934,950

			11,570,787

Electric—2.45%	Calpine Generating Co.,
	11.50%, 04/01/11	2,000,000	1,850,000
	13.22%, 04/01/11[7]	2,000,000	1,910,000
	CenterPoint Energy Term Loan, 12.75%, 11/11/05[11]	1,000,000	1,035,000
	Power Contract Financing LLC, 5.20%, 02/01/06[4]	488,450	489,627

			5,284,627

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Energy—0.47%	Kerr McGee Corp. Bank Loan, 5.52%, 05/19/07[11]	$1,000,000	$1,004,196

Finance—1.02%	Residential Capital Corp., 5.39%, 06/29/07[4,7]	2,175,000	2,194,079

Insurance—2.07%	Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	625,000	603,125
	Farmers Exchange Capital, 7.05%, 07/15/28[4]	1,000,000	1,035,446
	Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	1,000,000	1,013,528
	Zurich Capital Trust I, 8.38%, 06/01/37[4]	1,700,000	1,821,691

			4,473,790

Real Estate Investment Trust (REIT)—0.26%	Healthcare Property Investors, Inc., 7.07%, 06/08/15[10]	500,000	553,837

Secured Assets —0.42%	Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	1,000,000	913,125

Transportation —11.23%	Air 2 US
	A, 8.03%, 10/01/20[4]	7,312,553	6,847,438
	C, 10.13%, 10/01/20[4,6]	1,949,412	299,693
	American Airlines, Inc. 1999-1
	A1, 6.86%, 10/15/10	46,079	46,462
	A2, 7.02%, 04/15/11[10]	10,000	10,135
	American Airlines, Inc. 2001-2 A1, 6.98%, 10/01/12	125,767	127,459
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	1,161,220	1,070,511
	Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	4,712,932	4,335,897
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	1,252,744	1,153,052
	Delta Air Lines, Inc. 2000-1
	A1, 7.38%, 11/18/11	17,087	16,432
	A2, 7.57%, 05/18/12	100,000	96,621
	Delta Air Lines, Inc. 2001-1
	A1, 6.62%, 09/18/12	13,966	13,071
	A2, 7.11%, 03/18/13	50,000	48,401
	JetBlue Airways Corp., 4.17%, 02/15/18[7]	2,000,000	1,972,950
	Northwest Airlines Corp. 1999-2 A, 7.58%, 09/01/20	1,665,257	1,666,383
	Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	2,424,307	2,301,918
	Northwest Airlines Corp. Term Loan B, 9.09%, 11/23/10[7,11]	990,000	1,002,788
	NWA Trust
	A, 8.26%, 03/10/06	22,100	17,791
	A, 9.25%, 06/21/14	142,231	143,120
	United Air Lines, Inc. Term Loan, 8.00%, 09/30/05[11]	1,076,500	1,089,620
	United Air Lines, Inc. 2000-2 A2, 7.19%, 10/01/12	2,003,506	1,968,445

			24,228,187

	Total Corporates (Cost $68,130,516)		66,811,641

	Issues	Principal Amount	Value

Bonds (continued)

MORTGAGE-BACKED—16.14%[3]
Commercial Mortgage-Backed—0.50%	Structured Asset Securities Corp. 1996-CFL H, 7.75%, 02/25/28	$1,000,000	$1,082,076

Non-Agency Mortgage-Backed—3.75%	Banco De Credito y Securitizacion SA 2001-1 AF, 2.67%, 05/31/10[4,6]	2,708,858	877,670
	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	48,173	15,608
	Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.92%, 05/25/35[6,7]	8,890,814	305,844
	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.04%, 11/25/25[6,7]	365,772	439
	Harborview Mortgage Loan Trust 2005-1 X (IO), 1.04%, 03/19/35[6,7]	19,063,714	548,082
	Harborview Mortgage Loan Trust 2005-10 X (IO), 1.47%, 11/19/35[6,7]	24,964,746	842,560
	Harborview Mortgage Loan Trust 2005-12 X2A (IO), 0.40%, 10/19/35[6]	50,485,000	646,864
	IndyMac INDX Mortgage Loan Trust 2004-AR5 2A1B, 4.23%, 08/25/34[7]	3,192,570	3,196,783
	IndyMac INDX Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.60%, 12/25/34[6,7]	7,684,500	235,338
	Terwin Mortgage Trust 2005-5SL B4, 6.00%, 05/25/35[4]	1,000,000	997,738
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	419,033	432,387

			8,099,313

U.S. Agency Mortgage-Backed—11.89%	Fannie Mae 1993-80 S, 6.18%, 05/25/23[7]	43,114	43,041
	Fannie Mae 1997-44 SB (IO), 4.24%, 06/25/08[7]	285,709	12,058
	Fannie Mae 2000-45 SA (IO), 4.16%, 12/18/30[7]	6,530,735	438,554
	Fannie Mae 2001-31 SA, 9.65%, 11/25/17[7]	1,186,588	1,198,420
	Fannie Mae 2001-42 SB, 8.50%, 09/25/31	5,233	5,681
	Fannie Mae 2003-107 SQ (IO), 3.82%, 05/25/33[7]	1,254,604	81,656
	Fannie Mae 2003-124
	(IO), 5.25%, 03/25/31	3,915,090	296,912
	TS, 9.80%, 01/25/34[7]	107,400	118,259
	Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	88,053	1,349
	Fannie Mae 2003-26 PI (IO), 5.50%, 11/25/32	2,380,488	379,390
	Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	4,506,396	681,424
	Fannie Mae 2003-67 IH (IO), 5.00%, 01/25/25	2,000,000	191,777

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Fannie Mae 2003-85 IP (IO), 5.50%, 12/25/28	$135,000	$24,119
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	898,656	184,268
	Fannie Mae Pool 555312, 4.31%, 01/01/33	3,073,819	3,093,521
	Fannie Mae Pool 735575, 5.50%, 12/01/18	5,424,588	5,509,397
	Fannie Mae 2005-47 SL, 7.50%, 06/25/35[7]	3,193,111	3,186,377
	Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	14,590	17,163
	Freddie Mac 2451 SP, 8.65%, 05/15/09[7]	20,628	21,035
	Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	1,535,426	240,827
	Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	3,208,125	392,195
	Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,058,130	262,340
	Freddie Mac 2595 HY (IO), 5.50%, 03/15/23	252,076	42,388
	Freddie Mac 2596 IJ (IO), 5.00%, 01/15/17	1,399,877	164,954
	Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	2,270,648	269,739
	Freddie Mac 2621 IJ (IO), 5.50%, 12/15/26	1,733,546	170,300
	Freddie Mac 2625 (IO), 5.00%, 12/15/31	336,070	43,429
	Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	570,000	83,154
	Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	273,447	51,333
	Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	1,983,262	321,523
	Freddie Mac 2692 EI (IO), 5.50%, 08/15/33	385,461	59,608
	Freddie Mac 2764
	CT, 7.50%, 03/15/34[7]	727,141	707,663
	SH, 7.50%, 03/15/34[7]	679,578	690,939
	Freddie Mac 2807 ST, 8.50%, 07/15/30[7]	130,347	136,480
	Freddie Mac 2827 JT, 8.50%, 12/15/32[7]	403,179	440,407
	Freddie Mac 2835 IB (IO), 5.50%, 01/15/19	2,000,000	146,831
	Freddie Mac 2856 ST, 7.00%, 09/15/23[7]	808,525	814,209
	Freddie Mac Pool 1B0202, 5.45%, 01/01/32	2,997,102	3,031,063
	Freddie Mac Pool 390381, 3.15%, 02/01/37[7]	324,396	325,854
	Government National Mortgage Association 2001-31 SJ, 14.71%, 02/20/31[7]	238,799	261,206
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	472,282	63,761

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	$200,000	$35,108
	Government National Mortgage Association 2004-8 SE, 6.64%, 11/26/23[7]	903,056	895,959
	Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	1,088,090	130,703
	Government National Mortgage Association 2004-69 SG, 7.00%, 08/16/33[7]	396,551	395,603

			25,661,977

	Total Mortgage-Backed (Cost $34,823,677)		34,843,366

	Total Bonds (Cost $170,334,224)		169,746,073

		Shares

EQUITIES 0.80%
Automotive —0.10%	Corts Trust For Ford Motor Co. (PFD), 8.00%, 07/16/31	700	13,937
	Preferred Plus Trust Ford Motor Co. (PFD), 8.25%, 07/16/31	8,100	185,571
	Saturns-Hertz Corp. 2003-10 (PFD), 7.75%, 01/15/28	1,000	24,800

			224,308

Banking—0.04%	Corp-Backed Trust Certificates Keycorp Institutional Capital B (PFD), 8.25%, 12/15/26	3,647	94,275

Communications —0.58%	Corts Trust US West Communications (PFD), 7.50%, 11/15/43	7,118	169,693
	Preferred Plus Trust Citizens Communications Co. (PFD), 8.38%, 10/01/46	12,100	296,571
	Preferred Plus Trust Qwest Capital Funding (PFD),
	8.00%, 02/15/31	19,500	416,130
	7.75%, 02/15/31	9,650	199,755
	Preferred Plus Trust Verizon Global Funding Corp. (PFD), 7.63%, 12/01/30	6,100	159,149

			1,241,298

Insurance—0.08%	Corp-Backed Trust Certificates MBNA Capital A (PFD), 8.80%, 12/01/26	6,425	166,279

	Total Equities (Cost $1,784,944)		1,726,160

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

SHORT TERM INVESTMENTS 19.69%
Commercial Paper—2.31%	General Electric Capital Corp., 3.73%[5], 10/25/05	$5,000,000	$4,988,633

Money Market RIC—0.28%	J.P. Morgan Institutional Prime Money Market	591,700	591,700

U.S. Agency Discount Notes —17.10%	Fannie Mae,
	3.51%[5], 10/14/05	2,415,000	2,412,436
	3.55%[5], 10/19/05	2,305,000	2,301,384
	Federal Home Loan Bank, 3.63%[5], 10/14/05	1,500,000	1,498,343
	Freddie Mac,
	3.65%[5], 10/18/05	3,000,000	2,995,450
	3.67%[5], 10/18/05	4,000,000	3,993,900
	3.69%[5], 11/22/05	2,300,000	2,288,324
	3.67%[5], 12/12/05[9]	172,000	170,747
	3.77%[5], 12/12/05	8,000,000	7,941,744
	3.69%[5], 12/13/05	4,000,000	3,970,456
	3.70%[5], 12/13/05	5,400,000	5,360,116
	3.71%[5], 12/13/05	4,000,000	3,970,456

			36,903,356

	Total Short Term Investments (Cost $42,486,194)		42,483,689

	Total Investments—99.16% (Cost $214,605,362)[1]		213,955,922

	Cash and Other Assets, Less Liabilities—0.84%		1,807,240

	Net Assets—100.00%		$215,763,162

SECURITIES SOLD SHORT

		Shares	Proceeds	Market Value
Equities—0.42%	AMR Corp.[8]	16,100	$171,769	$179,998
	Continental Airlines, Inc., Cl. B8	78,390	931,102	757,247

	Total Securities Sold Short		$1,102,871	$937,245

WRITTEN CALL OPTIONS

Contracts		Exercise Price	Proceeds	Market Value
450	General Motors Corp. Expire January 2007	$35.00	$496,350	$373,500

	Total Written Call Options		$496,350	$373,500

WRITTEN PUT OPTIONS

Contracts		Exercise Price	Proceeds	Market Value
2,250	General Motors Corp. Expire January 2007	$7.50	$(194,617)	$(61,875)

	Total Written Put Options		$(194,617)	$(61,875)

PURCHASED PUT OPTIONS

Contracts		Exercise Price	Proceeds	Market Value
2,500	General Motors Corp. Expire January 2007	$2.50	$(34,999)	$(25,000)

	Total Purchased Put Options		$(34,999)	$(25,000)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation
14	U.S. Treasury Two Year Note, December 2005	$16,406
206	U.S. Treasury Five Year Note, December 2005	271,781
38	U.S. Treasury Ten Year Note, December 2005	50,930
7	U.S. Treasury Thirty Year Bond, December 2005	9,406

	Net unrealized appreciation	$348,523

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
1	U.S. Treasury Thirty Year Bond, December 2005	$(2,156)

	Net unrealized (depreciation)	$(2,156)

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized Appreciation
2,000	Pay a fixed rate equal to 5.00% and the Fund will receive from the counterparty at par in the event of default of the Calpine Corp., 7.75% due 04/15/09. Counterparty: J.P. Morgan Chase & Co. Expire 09/20/08	$515,857
1,000	Pay a fixed rate equal to 5.00% and the Fund will receive from the counterparty at par in the event of default of the Calpine Corp., 8.50% due 02/15/11. Counterparty: Morgan Stanley Dean Witter & Co. Expire 09/20/08	212,929

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Notional Amount (000’s)		Unrealized Appreciation
1,500	Pay a fixed rate equal to 3.60% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX. Series 4, 3.75% due 06/20/10. Counterparty: Credit Suisse First Boston Expire 06/20/10	$(40,824)
1,000	Pay a fixed rate equal to 0.85% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 0.85% due 12/10/20. Counterparty: Deutsche Bank AG Expire 12/20/10	(1,194)
5,000	Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par in the event of default of the Ford Motor Credit Co., 7.38% due 10/28/09. Counterparty: Merrill Lynch & Co., Inc. Expire 03/20/06	11,449
1,000	Pay a fixed rate equal to 1.17% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. Counterparty: Deutsche Bank AG Expire 12/20/09	6,731
3,500	Pay a fixed rate equal to 1.05% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 04/15/12. Counterparty: Bear Stearns Co. Expire 06/20/10	71,165
2,000	Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. Counterparty: Bear Stearns Co. Expire 03/20/10	16,603
13,000	Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par in the event of default of the Southwest Airlines, Co., 6.50% due 03/01/12. Counterparty: Deutsche Bank AG. Expire 12/20/09	(100,146)
5,000	Pay a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par in the event of default of the Viacom Inc., 5.63% due 08/15/12. Counterparty: Merrill Lynch & Co., Inc. Expire 09/20/09	(32,172)
1,000	Pay a fixed rate equal to 3.40% and the Fund will receive from the counterparty at par in the event of default of the CSC Holdings, Inc., 7.63% due 04/01/11. Counterparty: Deutsche Bank AG Expire 12/20/10	2,027
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 5.53% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	(3,330)

Notional Amount (000’s)		Unrealized Appreciation
207	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 7.33% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	$(8,245)
207	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 5.98% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(3,425)
5,000	Pay a fixed rate equal to 0.60% and the Fund will receive from the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 M1 3.37% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	(6,975)
207	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 5.78% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(3,084)
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 5.63% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(3,279)
207	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.03% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(3,279)
345	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 5.33% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(5,465)
345	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 5.98% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(5,465)
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B M1, 3.43% due 05/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	—

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Notional Amount (000’s)		Unrealized Appreciation
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 5.53% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	$(3,472)
207	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 6.93% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(7,278)
207	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 6.08% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(3,308)
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 M1, 3.42% due 09/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	—
207	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 6.23% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(3,864)
207	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 5.78% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(3,728)
207	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 6.08% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(3,515)
345	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 6.53% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(10,072)
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 5.68% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(3,169)

	Net unrealized appreciation	$581,472

SWAPS: CREDIT DEFAULT (WRITTEN)

Notional Amount (000’s)		Unrealized Appreciation
5,000	Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par in the event of default of the Ford Motor Credit Co., 6.50% due 07/15/13. Counterparty: Merrill Lynch & Co., Inc. Expire 03/20/06	$7,936
4,000	Receive a fixed rate equal to 1.25% and the Fund will pay to the counterparty at par in the event of default of the General Motors Corp., 7.13% due 07/15/13. Counterparty: Deutsche Bank AG Expire 12/20/05	14,224
10,000	Receive a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 A4, 3.37% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	26,380
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B 2A3, 3.43% due 05/25/24. Counterparty: Deutsche Bank AG Expire 07/25/34	32,980
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 A4, 3.42% due 09/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	29,220

	Net unrealized appreciation	$110,740

Notes:

[1]	Cost for Federal income tax purposes is $214,696,946 and net unrealized appreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$8,063,281
Gross unrealized depreciation	(8,804,305)

Net unrealized (depreciation)	$(741,024)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2005 was $30,112,331 representing 13.96% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2005.
[8]	Non-income producing.
[9]	Securities, or a portion there of, pledged as collateral with a value of $170,748 on 258 short U.S. Treasury Note, 7 short U.S. Treasury Bond and 1 long U.S. Treasury Bond futures contracts expiring December 2005.
[10]	Securities, or a portion there of, pledged as collateral with a value of $2,106,977 for securities sold short and options.

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

[11]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/17/05	CenterPoint Energy Term Loan, 12.75%, 11/11/05	$1,009,678	$1,035,000	0.48%
05/17/05	Kerr McGee Corp. Bank Loan, 5.52%, 05/19/07	1,000,000	1,004,196	0.46%
11/17/04	Level 3 Financing Inc. Bank Loan, 9.37%, 12/01/11	1,000,000	1,055,000	0.49%
11/19/04	Northwest Airlines Corp. Term Loan B, 9.09%, 11/23/10	990,000	1,002,788	0.46%
04/19/05	Terwin Trust 2005-P1 A, 0.00%, 11/25/35	1,946,843	2,410,139	1.12%
07/18/05	United Air Lines, Inc. Term Loan, 8.00%, 09/30/05	1,076,500	1,089,620	0.51%

		$7,023,021	$7,596,743	3.52%

*	The aggregate value of fair valued securities is $17,211,003, which is 7.98% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest Only

(PFD): Preferred Stock

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Issues	Principal Amount	Value

BONDS 87.32%
ASSET-BACKED SECURITIES—25.63%[3]
Amortizing Residential Collateral Trust 2002-BC4 M2, 4.98%, 07/25/32[8]	$1,795,000	$1,815,023
ARG Funding Corp. 2003-1A B, 5.55%, 03/20/07[4,8]	1,800,000	1,801,795
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1, 8.04%, 08/25/30	1,900,000	1,939,731
Castle Trust 2003-1AW A1, 4.52%, 05/15/27[4,8]	882,475	882,894
CDC Mortgage Capital Trust 2002-HE2 M2, 5.33%, 01/25/33[8]	999,998	1,007,285
CIT Group Home Equity Loan Trust 2002-1 MV2, 5.08%, 08/25/30[8]	1,240,000	1,249,856
Conseco Finance 2000-C B2, 5.82%, 07/15/29[8]	175,040	166,131
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	700,000	717,551
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	658,143	659,854
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	78,562	79,144
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 5.53%, 03/25/32[8]	841,766	842,708
Embarcadero Aircraft Securitization Trust 2000-A A1, 4.25%, 08/15/25[4,8]	1,700,000	1,102,002
First Alliance Mortgage Loan Trust 1994-4 A1, 9.28%, 02/25/26	5,430	5,409
GMAC Mortgage Corporation Loan Trust 2001-HLT2 AII, 5.55%, 04/25/27	337,404	338,944
Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	1,442,909	254,134
Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	3,892	3,928
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	224,490	223,504
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	425,131	418,318
Green Tree Home Improvement Loan Trust 1996-B A, 6.45%, 10/15/15	7,000	7,001
Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	17,046	17,076
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	300,385	300,871
Greenpoint Mortgage Funding Trust 2005-HE2 A1, 3.97%, 04/15/30[8]	1,106,586	1,106,364

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities (continued)	GSAMP Trust 2004-FM1 M2, 5.23%, 11/25/33[8]	$2,000,000	$2,035,057
	Household Mortgage Loan Trust 2002-HC1 M, 4.45%, 05/20/32[8]	1,170,929	1,172,739
	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	153,213	156,277
	IndyMac Home Equity Loan Asset-Backed Trust 2002-A
	M1, 4.58%, 05/25/33[8]	1,500,000	1,506,353
	M2, 5.08%, 05/25/33[8]	2,000,000	2,009,724
	Keystone Home Improvement Loan Trust 1997-P2 IB, 7.94%, 04/25/18[4]	100,836	100,623
	Mego Mortgage Home Loan Trust 1997-4 M1, 7.50%, 09/25/23	297,450	296,649
	Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	1,202,882	1,211,676
	Morgan Stanley Dean Witter Capital I Inc. 2002-HE2 M2, 5.08%, 08/25/32[8]	1,650,000	1,660,319
	Oakwood Mortgage Investors, Inc. 2002-B A1, 4.00%, 05/15/13[8]	266,692	229,355
	Home Equity Asset Trust 2002-4 M2, 5.88%, 03/25/33[8]	1,650,000	1,667,639
	Option One Mortgage Loan Trust 2003-2 A2, 4.13%, 04/25/33[8]	240,875	241,341
	Renaissance NIM Trust 2005-2 N, 5.19%, 07/25/35[4]	952,607	952,607
	Structured Asset Receivables Trust 2003-1, 3.65%, 01/21/10[4,8]	1,229,450	1,228,589
	Structured Asset Receivables Trust 2003-2, 3.40%, 01/21/09[4,8]	708,506	708,010
	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	144,149	146,514
	Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	1,787,501	164,459
	Terwin Mortgage Trust 2005-7SL A1, 4.10%, 07/25/35[4,8]	1,832,857	1,834,002
	Terwin Mortgage Trust 2005-11SL A1A, 4.50%, 10/25/35[7]	1,350,000	1,347,975
	UCFC Home Equity Loan 1998-D MF1, 6.91%, 04/15/30	972,375	980,845

	Total Asset-Backed Securities (Cost $35,433,276)		34,590,276

CORPORATES—32.54%[2]
Automotive —5.60%	DaimlerChrysler NA Holding Corp.,
	4.75%, 08/08/06[8] (MTN)	233,000	234,648
	4.03%, 03/07/07[8]	1,160,000	1,158,751

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Automotive (continued)	Ford Motor Credit Co.,
	4.83%, 09/28/07[8] (MTN)	$1,195,000	$1,165,274
	5.17%, 01/15/10[8]	2,060,000	1,879,085
	General Motors Acceptance Corp.,
	6.07%, 12/01/14[8]	3,466,000	2,919,752
	6.75%, 01/15/06	200,000	201,060

			7,558,570

Banking—2.65%	Credit Suisse First Boston London,
	9.65%, 03/24/10[4,8]	1,322,000	1,188,200
	9.65%, 03/24/10[4,8]	522,000	469,205
	Roslyn Bancorp, Inc., 5.75%, 11/15/07	1,200,000	1,215,172
	Societe Generale (EMTN), 3.78%, 10/29/49[8]	700,000	698,032

			3,570,609

Basic Industry —2.03%	Oregon Steel Mills, Inc., 10.00%, 07/15/09	1,400,000	1,515,500
	Steel Dynamics, Inc., 9.50%, 03/15/09	1,150,000	1,227,625

			2,743,125

Communications —2.19%	Comcast Corp., 7.63%, 02/15/08	1,000,000	1,058,511
	CSC Holdings Inc.,
	7.25%, 07/15/08	152,000	153,330
	7.88%, 12/15/07	400,000	413,000
	Qwest Capital Funding, Inc., 7.75%, 08/15/06	700,000	710,500
	Qwest Corp. Bank Loan, 6.50%, 06/30/07[10]	600,000	620,125

			2,955,466

Electric—4.71%	CenterPoint Energy Term Loan, 12.75%, 11/11/05[10]	2,500,000	2,587,500
	East Coast Power LLC, 6.74%, 03/31/08	1,121,840	1,140,585
	Pinnacle West Energy Corp., 4.57%, 04/01/07[4,8]	1,300,000	1,300,000
	Power Contract Financing LLC, 5.20%, 02/01/06[4]	510,235	511,465
	TECO Energy, Inc., 5.69%, 05/01/10[4,8]	800,000	816,000

			6,355,550

Energy—1.76%	Kerr McGee Corp. Bank Loan, 6.06%, 05/19/07[8,10]	1,000,000	1,004,196
	Tesoro Petroleum Corp., 9.63%, 11/01/08	1,300,000	1,367,275

			2,371,471

Entertainment —0.95%	News America, Inc., 3.26%[5], 02/28/21[9]	2,188,000	1,288,185

Finance—1.21%	CIT Group Inc., 4.06%, 11/23/07[8]	1,630,000	1,635,969

Natural Gas —1.04%	Sempra Energy, 4.29%, 05/21/08[8]	1,400,000	1,404,522

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Real Estate Investment Trust (REIT)—3.99%	Duke Realty LP, 4.18%, 12/22/06[8]	$1,180,000	$1,181,476
	EOP Operating LP, 4.65%, 10/01/10[8]	1,670,000	1,688,594
	Simon Property Group LP, 7.38%, 01/20/06	1,200,000	1,209,896
	Summit Properties Partnership LP, 7.20%, 08/15/07	1,250,000	1,299,459

			5,379,425

Secured Assets —0.91%	Highwoods Properties, Inc., 7.13%, 02/01/08	995,000	1,036,817
	Zermatt CBO Ltd. 1A A, 4.58%, 09/01/10[4,8]	194,106	186,109

			1,222,926

Securities Brokerage —0.60%	Goldman Sachs Group, Inc. (MTN), 4.07%, 03/02/10[8]	812,000	813,279

Transportation —4.90%	Air 2 US A, 8.03%, 10/01/20[4]	1,732,345	1,622,159
	American Airlines, Inc. 2002-1 G, 4.58%, 03/23/09[8]	760,185	762,933
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	184,994	170,543
	Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	419,787	386,204
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	818,554	753,415
	Delta Air Lines, Inc. 2003-1 G, 4.4%, 07/25/09[8]	913,605	915,382
	Northwest Air Term Loan A, 9.07%, 11/19/09[8,10]	1,000,000	1,004,286
	United Air Lines, Inc. Term Loan, 8.00%, 09/30/06[8,10]	990,438	1,002,509

			6,617,431

	Total Corporates (Cost $44,539,707)		43,916,528

MORTGAGE-BACKED—20.26%[3]
Non-Agency Mortgage Backed Securities —14.52%	Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.12%, 02/25/34[8]	1,122,608	1,120,141
	Countrywide Alternative Loan Trust 2005-14 4X (IO), 1.03%, 05/25/35[6,8]	5,794,906	199,345
	Countrywide Alternative Loan Trust 2005-27 2A1, 4.22%, 08/25/35[8]	2,010,062	2,029,220
	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.81%, 06/25/24[4,6,8]	267,311	321
	Harborview Mortgage Loan Trust 2005-1 X (IO), 1.04%, 03/19/35[6,8]	6,907,968	198,604
	Harborview Mortgage Loan Trust 2005-10 X (IO), 1.47%, 11/19/35[6,8]	7,181,297	242,369
	IndyMac INDX Mortgage Loan Trust 2004-AR12
	A1, 4.22%, 12/25/34[8]	1,641,671	1,644,191
	AX2 (IO), 0.60%, 12/25/34[6,8]	4,864,994	148,990

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) Non-Agency Mortgage Backed Securities (continued)	IndyMac INDX Mortgage Loan Trust 2004-AR7 A2, 4.26%, 09/25/34[8]	$1,435,949	$1,439,954
	Magnus Funding Ltd. 1A B, 5.07%, 06/15/11[4,6,8]	1,156,659	47,423
	Mastr Adjustable Rate Mortgages Trust 2004-13 3A2, 3.79%, 11/21/34[8]	1,002,256	998,752
	Mastr Seasoned Securities Trust 2004-1 4A1, 5.21%, 10/25/32[8]	1,189,224	1,195,094
	Mastr Seasoned Securities Trust 2005-1 4A1, 5.91%, 10/25/32[8]	1,463,146	1,478,349
	Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	272,680	273,556
	Residential Asset Mortgage Products, Inc. 2003-SL1 A11, 7.13%, 03/25/16	1,153,001	1,178,349
	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	5,038	5,145
	Structured Asset Securities Corp. 2002-5A 6A, 6.66%, 04/25/32[8]	47,821	48,658
	Summit Mortgage Trust 2000-1 B5, 6.29%, 12/28/12[4,8]	1,371	1,329
	Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34[4,6]	26,595,349	638,288
	Washington Mutual 2002-AR18 A, 4.13%, 01/25/33[8]	728,567	723,853
	Washington Mutual 2004-AR12 A4A, 3.94%, 10/25/44[8]	1,317,581	1,317,678
	Washington Mutual 2005-AR1 A2A2, 4.08%, 01/25/45[8]	1,957,220	1,958,292
	Washington Mutual 2005-AR2 2A22, 4.05%, 01/25/45[8]	1,711,752	1,712,500
	Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	963,775	994,489

			19,594,890

U.S. Agency Mortgage Backed Securities—5.74%	Fannie Mae 1993-95 SB, 15.05%, 06/25/08	3,246	3,661
	Fannie Mae 1997-91 SL (IO), 7.50%, 11/25/23	693,879	91,055
	Fannie Mae 2001-60 JZ, 6.00% 03/25/31	117,370	118,220
	Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	1,099,121	166,201
	Fannie Mae 2003-62 IG (IO), 5.00%, 10/25/31	1,000,000	281,982
	Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	1,355,590	146,135
	Fannie Mae 342 2 (IO), 6.00%, 09/01/33	472,552	96,896
	Fannie Mae G-36 ZB, 7.00%, 11/25/21	7,474	7,795
	Fannie Mae Pool 646884, 5.54%, 05/01/32[8]	535,850	543,423

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage Backed Securities (continued)	Freddie Mac 2 L, 8.00%, 11/25/22	$69,556	$72,678
	Freddie Mac 2080 PJ, 6.50%, 08/15/28	999,745	1,028,796
	Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	520,839	31,241
	Freddie Mac 2557 IM (IO), 5.50%, 03/15/22	564,078	29,136
	Freddie Mac 2845 PI (IO), 5.50%, 02/15/32	981,424	102,052
	Freddie Mac Pool 1L0113, 5.62%, 05/01/35[8]	1,676,534	1,716,640
	Freddie Mac Pool 788498, 4.95%, 02/01/30[8]	1,771,606	1,827,243
	Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	2,024,933	127,268
	Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	1,300,000	156,158
	Government National Mortgage Association Pool 80968, 4.00%, 07/20/34[8]	1,205,066	1,202,063

			7,748,643

	Total Mortgage-Backed (Cost $28,607,952)		27,343,533

U.S. AGENCY SECURITIES—8.89%
U.S. Agency Securities—8.89%	Fannie Mae, 2.63%, 11/15/06	4,668,000	4,580,536
	Freddie Mac, 3.00%, 09/29/06	7,525,000	7,415,263

			11,995,799

	Total U.S. Agency Securities (Cost $12,071,480)		11,995,799

	Total Bonds (Cost $120,652,415)		117,846,136

		Shares

PREFERRED STOCK 0.45%
Finance—0.45%	Woodbourne Pass-Through Trust, 4.80%, 12/31/49[4]	6	600,750

	Total Preferred Stock (Cost $600,000)		600,750

		Principal Amount

SHORT TERM INVESTMENTS 12.50%
Commercial Paper—2.88%	CRC Funding LLC, 3.55%[5], 10/03/05	$3,200,000	3,200,000
	Preferred Receivables Funding Corp., 3.81%[5], 11/03/05	695,000	692,726

			3,892,726

Money Market RIC—2.55%	J.P. Morgan Institutional Prime Money Market	3,435,960	3,435,960

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

	Issues	Principal Amount	Value

Short Term Investments (continued) U.S. Agency Discount Notes —7.07%	Freddie Mac,
	3.51%[5], 10/18/05	$793,000	$791,845
	3.77%[5], 12/12/05	2,500,000	2,481,795
	3.70%[5], 12/13/05[7]	50,000	49,631
	3.71%[5], 12/13/05[7]	6,270,000	6,223,689

			9,546,960

	Total Short Term Investments (Cost $16,876,734)		16,875,646

	Total Investments—100.27% (Cost $138,129,149)[1]		135,322,532

	Cash and Other Assets, Less Liabilities—(0.27)%		(364,114)

	Net Assets—100.00%		$134,958,418

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
2,188	News America, Inc. Expire February 2005	$59.525	$—	$(3,435)

	Total Written Call Options		$—	$(3,435)

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
1,300	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/08/06	$29,144

SWAPS: TOTAL RETURN

Notional Amount (000’s)		Unrealized Appreciation
22,270	S&P 500 Total Return issued by CS First Boston, -2.79%[8], Expire 10/03/06	$2,450,353

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
365	S&P 500 Index, December 2005	$(313,656)
5	S&P 500 Mini, December 2005	3,288

	Net unrealized (depreciation)	$(310,368)

Notes:

[1]	Cost for Federal income tax purposes is $138,129,149 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$2,748,327
Gross unrealized depreciation	(5,554,944)

Net unrealized (depreciation)	$(2,806,617)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2005 was $17,118,875 representing 12.68% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Securities, or a portion there of, pledged as collateral with a value of $6,273,320 on 365 long S&P Index futures contracts and 5 S&P Mini futures contact expiring December 2005.
[8]	Floating rate security. The rate disclosed is that in effect at September 30, 2005.
[9]	Securities, or a portion there of, pledged as collateral with a value of $1,288,185 for options.
[10]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/09/03	CenterPoint Energy Term Loan, 12.75%, 11/11/05	$2,517,688	$2,587,500	1.92%
05/17/05	Kerr McGee Corp. Bank Loan, 6.06%, 05/19/07	1,000,000	1,004,196	0.74%
07/05/05	Northwest Air Term Loan A, 9.07%, 11/19/09	943,713	1,004,286	0.75%
06/05/03	Qwest Corp. Bank Loan, 6.50%, 06/30/07	597,427	620,125	0.46%
08/31/04	United Air Lines, Inc. Term Loan, 8.00%, 09/30/06	990,438	1,002,509	0.74%

		$6,049,266	$6,218,616	4.61%

*	The aggregate value of fair valued securities is $11,781,853 which is 8.51% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(EMTN): Euro Medium term note

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

	Ultra Short Bond Fund	Low Duration Bond Fund	Intermediate Bond Fund	Total Return Bond Fund
Assets:
Investments, at value (Cost $321,312,703, $763,859,820, $63,999,453, and $1,420,057,548, respectively) (Note 2)	$320,153,599	$743,117,728	$63,133,058	$1,378,754,089
Swap contracts, at value (Cost $0 respectively) (Note 2)	49,324	—	—	17,387
Cash and cash equivalents (Note 2)	138,113	—	20,344	444,112
Interest Receivable on swap contracts	8,714	19,358	1,456	57,227
Dividends and interest receivable	2,034,861	6,617,751	624,766	18,022,493
Receivable for securities sold	11,371,355	29,232,689	1,584,464	53,965,210
Receivable for capital stock sold	735,349	8,166,363	288,000	2,638,194
Variation Margin ( Note 3)	26,610	2,579	350	6,546
Other assets	7,057	19,141	1,349	38,157

Total assets	334,524,982	787,175,609	65,653,787	1,453,943,415

Liabilities:
Option contracts, at value (Cost $0) (Note 3)	5,814	15,852	1,187	44,362
Swap contracts, at value (Cost $0 respectively) (Note 2)	—	36,075	2,425	—
Payable the to custodian (Note 2)	—	5,001	—	—
Payable for securities purchased	11,695,993	34,538,127	3,377,833	98,379,966
Payable for capital stock redeemed	11,230,010	11,930,971	1,404	1,486,946
Due to Adviser (Note 5)	55,068	182,959	6,404	394,007
Accrued expenses	32,905	130,569	22,328	292,280
Accrued 12b-1 expenses	33,003	55,909	1,346	88,005
Distributions payable	84,150	325,390	24,878	804,847

Total liabilities	23,136,943	47,220,853	3,437,805	101,490,413

Net assets	$311,388,039	$739,954,756	$62,215,982	$1,352,453,002

Class M Shares:
Net assets (Applicable to 44,164,834, 34,439,300, 733,413, and 49,697,384 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$225,951,281	$322,208,350	$7,480,416	$481,805,488

Net asset value, offering and redemption price per Class M share	$5.12	$9.36	$10.20	$9.69

Class I Shares:
Net assets (Applicable to 16,711,670, 44,636,500, 5,366,565, and 89,828,969 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$85,436,758	$417,746,406	$54,735,566	$870,647,514

Net asset value, offering and redemption price per Class I share	$5.11	$9.36	$10.20	$9.69

Net Assets Consist of:
Capital paid-in	$312,561,177	$796,985,074	$63,063,291	$1,469,899,784
Accumulated undistributed net realized (loss)/gain on investments and futures contracts	(123,498)	(36,238,878)	22,348	(76,122,894)
Net unrealized (depreciation) on investments	(1,159,104)	(20,742,092)	(866,395)	(41,303,459)
Net unrealized appreciation/(depreciation) on futures contracts, swap contracts and options	109,464	(49,348)	(3,262)	(20,429)

	$311,388,039	$739,954,756	$62,215,982	$1,352,453,002

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

	High Yield Bond Fund	Strategic Income Fund	AlphaTrak 500 Fund
Assets:
Investments, at value (Cost $64,598,558, $214,605,362 and $138,129,149, respectively) (Note 2)	$64,759,924	$213,955,922	$135,322,532
Swap contracts, at value (Cost $958,341) (Note 3)	—	1,650,553	209,412
Option contracts, at value (Cost $266,734 and $0) (Note 3)	—	286,625	—
Cash and cash equivalents (Note 2)	153,908	1,253,770	20,490
Interest receivable on swap contracts (Note 3)	—	6,292	5,149
Dividends and interest receivable	1,049,552	2,280,289	886,233
Receivable for securities sold	3,915,206	1,376,105	266,877
Receivable for capital stock sold	38,547	635,574	—
Variation Margin (Note 3)	—	113,373	1,019,430
Other assets	1,617	5,904	3,932

Total assets	69,918,754	221,564,407	137,734,055

Liabilities:
Securities sold short (Proceeds $1,102,871) (Note 3)	—	937,245	—
Swap contracts, at value (Cost $5,638) (Note 3)	12,702	—	—
Option contracts, at value (Cost $0) (Note 3)	—	—	3,435
Payable for securities purchased	3,270,363	3,804,259	2,298,228
Payable for capital stock redeemed	417,135	481,590	150,347
Interest payable on swap contracts (Note 3)	426	1,910	72,297
Variation Margin (Note 3)	58,973	—	—
Due to Adviser (Note 5)	11,035	341,320	76,087
Accrued expenses	52,993	79,523	50,504
Accrued 12b-1 expenses	5,237	23,610	—
Distributions payable	49,442	131,788	124,739

Total liabilities	3,878,306	5,801,245	2,775,637

Net assets	$66,040,448	$215,763,162	$134,958,418

Class M Shares:
Net assets (Applicable to 2,070,263, 9,497,922 and 17,195,726 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$23,347,556	$106,315,755	$134,958,418

Net asset value, offering and redemption price per Class M share	$11.28	$11.19	$7.85

Class I Shares:
Net assets (Applicable to 3,784,295 and 9,777,683 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$42,692,892	$109,447,407	N/A

Net asset value, offering and redemption price per Class I share	$11.28	$11.19	N/A

Net Assets Consist of:
Capital paid-in (Note 7)	$64,214,441	$215,975,156	$149,395,461
Accumulated undistributed net investment income	—	257,412	1,231
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap contracts, options, and securities sold short	1,783,869	(1,044,062)	(13,797,351)
Net unrealized appreciation/(depreciation) on investments	161,366	(649,440)	(2,806,617)
Net unrealized (depreciation)/appreciation on futures contracts, swap contracts, options, and securities sold short	(119,228)	1,224,096	2,165,694

	$66,040,448	$215,763,162	$134,958,418

N/A — Not Applicable

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2005 (Unaudited)

	Ultra Short Bond Fund	Low Duration Bond Fund	Intermediate Bond Fund	Total Return Bond Fund
Investment Income:
Interest	$5,368,136	$15,067,446	$1,391,331	$41,500,141
Interest income on swap contracts (Note 3)	42,093	114,774	8,594	321,191
Dividends	—	55,078	—	91,796

Total investment income	5,410,229	15,237,298	1,399,925	41,913,128

Expenses:
Investment advisory fees (Note 5)	325,717	1,059,325	91,933	2,343,489
Administration fees	85,851	201,731	37,507	413,389
Auditing and tax consulting fees	7,603	13,381	9,935	17,385
Custodian fees	19,013	23,811	7,095	43,617
Distribution fees	155,515	316,537	2,255	489,811
Insurance expenses	5,702	16,374	1,161	34,261
Legal fees	3,543	9,123	760	25,339
Miscellaneous expenses	4,047	21,323	1,317	36,240
Registration and filing fees	33,440	28,273	11,659	23,350
Reports to shareholders	3,802	12,493	760	29,187
Transfer agent fees	47,112	51,207	24,997	84,017
Trustees’ fees and expenses	4,763	16,006	1,311	36,693

Total operating expenses	696,108	1,769,584	190,690	3,576,778

Expenses waived and reimbursed (Note 5)	(97,617)	(75,925)	(72,862)	(140,867)

Net expenses	598,491	1,693,659	117,828	3,435,911

Net investment income	4,811,738	13,543,639	1,282,097	38,477,217

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, and Options:
Net realized (loss) on investments	(107,840)	(3,495,033)	(163,309)	(5,955)
Net realized gain on futures contracts, swap contracts and options	5,355	—	—	74,542
Net change in unrealized appreciation/(depreciation) on investments	318,039	1,438,202	(315,780)	(918,464)
Net change in unrealized appreciation/(depreciation) on futures contracts, swap contracts and options	42,810	3,429	310	(35,448)

Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, and options	258,364	(2,053,402)	(478,779)	(885,325)

Net Increase in Net Assets from Operations	$5,070,102	$11,490,237	$803,318	$37,591,892

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2005 (Unaudited)

	High Yield Bond Fund	Strategic Income Fund	AlphaTrak 500 Fund
Investment Income:
Interest	$2,255,061	$6,390,841	$3,234,238
Dividends	2,083	353,729	11,016

Total investment income	2,257,144	6,744,570	3,245,254

Expenses:
Investment advisory fees (Note 5)	139,444	1,893,293	234,119
Interest expense on swap contracts (Note 3)	9,387	147,871	348,709
Administration fees	40,751	81,225	56,794
Auditing and tax consulting fees	9,935	7,603	9,276
Custodian fees	5,949	13,096	10,511
Distribution fees	30,868	137,445	—
Insurance expenses	1,559	4,649	3,427
Legal fees	1,012	3,040	2,766
Miscellaneous expenses	2,273	3,036	2,281
Registration and filing fees	21,406	29,412	10,297
Reports to shareholders	773	3,802	2,535
Transfer agent fees	22,740	37,698	19,767
Trustees’ fees and expenses	1,569	3,504	5,470
Repayment of reimbursed expenses	—	24,669	—

Total operating expenses	287,666	2,390,343	705,952

Expenses waived and reimbursed (Note 5)	(94,022)	—	—

Net expenses	193,644	2,390,343	705,952

Net investment income	2,063,500	4,354,227	2,539,302

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Options, and Securities Sold Short:
Net realized (loss) on investments	(226,852)	(1,432,074)	(935,226)
Net realized gain on futures contracts, swap contracts, options, and securities sold short	14,946	529,681	1,302,492
Net change in unrealized (depreciation)/appreciation on investments	(432,167)	460,660	557,602
Net change in unrealized (depreciation)/appreciation on futures contracts, swap contracts, options, and securities sold short	(111,323)	522,161	3,391,055

Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, options, and securities sold short	(755,396)	80,428	4,315,923

Net Increase in Net Assets from Operations	$1,308,104	$4,434,655	$6,855,225

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Ultra Short Bond Fund*
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Operations:
Net investment income	$4,811,738	$5,833,465
Net realized (loss) on investments	(107,840)	(21,013)
Net realized gain on futures contracts, swap contracts and options	5,355	—
Net change in unrealized appreciation/(depreciation) on investments	318,039	(2,089,769)
Net change in unrealized appreciation on futures contracts, swap contracts and options	42,810	66,654

Net increase in net assets resulting from operations	5,070,102	3,789,337

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(3,547,301)	(4,904,371)
Class I	(1,264,473)	(930,071)

Realized gains on investments:
Class M	—	(7,980)
Class I	—	(3,670)

Net (decrease) in net assets resulting from dividends and distributions	(4,811,774)	(5,846,092)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	109,118,793	215,402,406
Shares issued in reinvestment of dividends and distributions	3,421,851	4,744,160
Cost of shares redeemed	(62,784,017)	(188,082,115)

Total class M capital share transactions	49,756,627	32,064,451

Class I:
Proceeds from sale of shares	50,215,462	109,604,252
Shares issued in reinvestment of dividends and distributions	1,234,500	856,159
Cost of shares redeemed	(15,911,121)	(60,215,171)

Total class I capital share transactions	35,538,841	50,245,240

Net increase in net assets resulting from capital share transactions	85,295,468	82,309,691

Net increase in net assets	85,553,796	80,252,936
Net assets at beginning of period	225,834,243	145,581,307

Net assets at end of period (including undistributed net investment income of $0 and $36, respectively)	$311,388,039	$225,834,243

*	The Ultra Short Bond Fund Class I Shares commenced operations on July 31, 2004, respectively

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Low Duration Bond Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Operations:
Net investment income	$13,543,639	$22,432,331
Net realized (loss) on investments and futures contracts	(3,495,033)	(22,323,017)
Net change in unrealized appreciation on investments	1,438,202	12,024,951
Net change in unrealized appreciation/(depreciation) on futures contracts, swap contracts and options	3,429	(52,777)

Net increase in net assets resulting from operations	11,490,237	12,081,488

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(6,396,873)	(11,785,869)
Class I	(7,524,672)	(10,235,653)

Net (decrease) in net assets resulting from dividends and distributions	(13,921,545)	(22,021,522)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	68,232,495	135,319,163
Shares issued in reinvestment of dividends and distributions	6,158,452	11,524,420
Cost of shares redeemed	(76,257,923)	(151,340,847)

Total class M capital share transactions	(1,866,976)	(4,497,264)

Class I:
Proceeds from sale of shares	131,372,155	172,364,051
Shares issued in reinvestment of dividends and distributions	6,419,859	8,489,110
Cost of shares redeemed	(38,868,597)	(79,580,131)

Total class I capital share transactions	98,923,417	101,273,030

Net increase in net assets resulting from capital share transactions	97,056,441	96,775,766

Net increase in net assets	94,625,133	86,835,732
Net assets at beginning of period	645,329,623	558,493,891

Net assets at end of period (including undistributed net investment income of $0, and $377,906, respectively)	$739,954,756	$645,329,623

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Intermediate Bond Fund*
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Operations:
Net investment income	$1,282,097	$2,154,917
Net realized (loss)/gain on investments and futures contracts	(163,309)	518,132
Net change in unrealized (depreciation) on investments	(315,780)	(1,785,987)
Net change in unrealized appreciation/(depreciation) on futures contracts, swap contracts, and options	310	(3,572)

Net increase in net assets resulting from operations	803,318	883,490

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(48,640)	(5,898)
Class I	(1,234,233)	(2,148,990)

Realized gains on investments:
Class M	—	(1,850)
Class I	—	(553,357)

Net (decrease) in net assets resulting from dividends and distributions	(1,282,873)	(2,710,095)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	7,348,865	97,634
Shares issued in reinvestment of dividends and distributions	45,892	6,966
Cost of shares redeemed	(18,446)	(20,381)

Total class M capital share transactions	7,376,311	84,219

Class I:
Proceeds from sale of shares	8,221,021	11,327,750
Shares issued in reinvestment of dividends and distributions	1,179,319	2,703,016
Cost of shares redeemed	(56,667)	(6,115,585)

Total class I capital share transactions	9,343,673	7,915,181

Net increase in net assets resulting from capital share transactions	16,719,984	7,999,400

Net increase in net assets	16,240,429	6,172,795
Net assets at beginning of period	45,975,553	39,802,758

Net assets at end of period (including undistributed net investment income of $0 and $776, respectively)	$62,215,982	$45,975,553

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Total Return Bond Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Operations:
Net investment income	$38,477,217	$80,262,480
Net realized (loss) on investments	(5,955)	(55,277,061)
Net realized gain on futures contracts, swap contracts and options	74,542	—
Net change in unrealized (depreciation)/appreciation on investments	(918,464)	4,389,001
Net change in unrealized (depreciation)/appreciation on futures contracts, swap contracts, and options	(35,448)	15,019

Net increase in net assets resulting from operations	37,591,892	29,389,439

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(13,508,679)	(27,731,441)
Class I	(26,201,650)	(51,297,927)

Net (decrease) in net assets resulting from dividends and distributions	(39,710,329)	(79,029,368)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	77,741,139	125,197,781
Shares issued in reinvestment of dividends and distributions	12,674,692	26,270,945
Cost of shares redeemed	(71,660,755)	(168,215,382)

Total class M capital share transactions	18,755,076	(16,746,656)

Class I:
Proceeds from sale of shares	73,544,454	117,038,531
Shares issued in reinvestment of dividends and distributions	24,319,195	48,547,884
Cost of shares redeemed	(65,770,433)	(193,039,371)

Total class I capital share transactions	32,093,216	(27,452,956)

Net increase/(decrease) in net assets resulting from capital share transactions	50,848,292	(44,199,612)

Net increase/(decrease) in net assets	48,729,855	(93,839,541)
Net assets at beginning of period	1,303,723,147	1,397,562,688

Net assets at end of period (including undistributed net investment income of $0 and $1,233,112, respectively)	$1,352,453,002	$1,303,723,147

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	High Yield Bond Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Operations:
Net investment income	$2,063,500	$4,426,764
Net realized (loss)/gain on investments	(226,852)	2,014,694
Net realized gain on futures contracts, swap contracts, options and securities sold short	14,946	55,665
Net change in unrealized (depreciation) on investments	(432,167)	(2,590,785)
Net change in unrealized (depreciation) on futures contracts, swap contracts, options, and securities sold short	(111,323)	(7,905)

Net increase in net assets resulting from operations	1,308,104	3,898,433

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(933,889)	(2,608,730)
Class I	(1,219,329)	(1,775,433)

Realized gains on investments:
Class M	—	(2,504,514)
Class I	—	(1,679,725)

Net (decrease) in net assets resulting from dividends and distributions	(2,153,218)	(8,568,402)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	3,892,739	26,432,001
Shares issued in reinvestment of dividends and distributions	860,999	4,811,585
Cost of shares redeemed	(6,184,482)	(53,408,532)

Total class M capital share transactions	(1,430,744)	(22,164,946)

Class I:
Proceeds from sale of shares	19,364,233	10,005,246
Shares issued in reinvestment of dividends and distributions	1,116,706	3,221,745
Cost of shares redeemed	(7,000,020)	(646,500)

Total class I capital share transactions	13,480,919	12,580,491

Net increase/(decrease) in net assets resulting from capital share transactions	12,050,175	(9,584,455)

Net increase/(decrease) in net assets	11,205,061	(14,254,424)
Redemption fees (Note 7)	5,703	38,401

Net assets at beginning of period	54,829,684	69,045,707

Net assets at end of period (including undistributed net investment income of $0 and $89,718, respectively)	$66,040,448	$54,829,684

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Strategic Income Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Operations:
Net investment income	$4,354,227	$5,655,385
Net realized (loss)/gain on investments	(1,432,074)	1,054,709
Net realized gain on futures contracts, swap contracts, options and securities sold short	529,681	1,014,281
Net change in unrealized appreciation/(depreciation) on investments	460,660	(1,603,322)
Net change in unrealized appreciation on futures contracts, swap contracts, options and securities sold short	522,161	641,100

Net increase in net assets resulting from operations	4,434,655	6,762,153

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(2,461,461)	(3,512,551)
Class I	(2,411,224)	(2,073,822)

Realized gains on investments
Class M	—	(1,135,559)
Class I	—	(654,347)

Net (decrease) in net assets resulting from dividends and distributions	(4,872,685)	(7,376,279)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	23,965,270	115,514,088
Shares issued in reinvestment of dividends and distributions	2,397,774	4,602,000
Cost of shares redeemed	(22,026,910)	(114,384,594)

Total class M capital share transactions	4,336,134	5,731,494

Class I:
Proceeds from sale of shares	23,774,976	98,384,610
Shares issued in reinvestment of dividends and distributions	2,107,111	2,299,840
Cost of shares redeemed	(8,915,986)	(7,704,703)

Total class I capital share transactions	16,966,101	92,979,747

Net increase in net assets resulting from capital share transactions	21,302,235	98,711,241

Net increase in net assets	20,864,205	98,097,115
Net assets at beginning of period	194,898,957	96,801,842

Net assets at end of period (including undistributed net investment income of $257,412 and $775,872. respectively)	$215,763,162	$194,898,957

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	AlphaTrak 500 Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Operations:
Net investment income	$2,539,302	$4,329,318
Net realized (loss) on investments	(935,226)	(4,160,268)
Net realized gain on futures contracts, swap contracts, options, and securities sold short	1,302,492	6,172,372
Net change in unrealized appreciation on investments	557,602	2,757,685
Net change in unrealized appreciation on futures contracts, swap contracts, options and securities sold short	3,391,055	924,305

Net increase in net assets resulting from operations	6,855,225	10,023,412

Dividends and Distributions to Shareholders from:
Net investment income	(2,655,716)	(4,211,637)

Net (decrease) in net assets resulting from dividends and distributions	(2,655,716)	(4,211,637)

Capital Share Transactions:
Proceeds from sale of shares	9,694,759	32,730,705
Shares issued in reinvestment of dividends and distributions	2,373,602	3,779,226
Cost of shares redeemed	(14,634,157)	(34,045,060)

Net (decrease)/increase in net assets resulting from capital share transactions	(2,565,796)	2,464,871

Net increase in net assets	1,633,713	8,276,646
Net assets at beginning of period	133,324,705	125,048,059

Net assets at end of period (including undistributed net investment income of $1,231 and $117,645, respectively)	$134,958,418	$133,324,705

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Ultra Short Bond Fund*
	Class M	Class M	Class M
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#	Period Ended March 31, 2004#
Net Asset Value, Beginning of Period	$5.11	$5.16	$5.00

Income from Investment Operations:
Net investment income	0.09	0.17	0.16
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and options	0.01	(0.05)	0.16

Total from Investment Operations	0.10	0.12	0.32

Less Distributions:
Dividends from net investment income	(0.09)	(0.17)	(0.16)
Distributions from net capital gains on investments	—	(0.00)[3]	(0.00)[3]

Total Distributions	(0.09)	(0.17)	(0.16)

Net Asset Value, End of Period	$5.12	$5.11	$5.16

Total Return	2.04%[2]	2.31%	6.48%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$225,951	$175,983	$145,581
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.57%[1]	0.62%	0.76%[1]
After expense reimbursement	0.50%[1]	0.50%	0.50%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.58%[1]	3.14%	3.36%[1]
After expense reimbursement	3.65%[1]	3.26%	3.62%[1]
Portfolio Turnover Rate	10%[2]	25%	6%[2]

*	The Ultra Short Bond Fund Class I Shares commenced operations on July 31, 2004.
[1]	Annualized
[2]	Non-annualized
[3]	Distributions were less than $0.005
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Ultra Short Bond Fund*
	Class I	Class I
	Six Months Ended September 30, 2005# (Unaudited)	Period Ended March 31, 2005#
Net Asset Value, Beginning of Period	$5.11	$5.15

Income from Investment Operations:
Net investment income	0.10	0.12
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and options	0.00	(0.04)

Total from Investment Operations	0.10	0.08

Less Distributions:
Dividends from net investment income	(0.10)	(0.12)
Distributions from net capital gains on investments	—	(0.00)[3]

Total Distributions	(0.10)	(0.12)

Net Asset Value, End of Period	$5.11	$5.11

Total Return	1.92%[2]	1.52%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands) Ratio of Expenses to Average Net Assets	$85,437	$49,851
Before expense reimbursement	0.42%[1]	0.49%[1]
After expense reimbursement	0.34%[1]	0.34%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.75%[1]	3.29%[1]
After expense reimbursement	3.82%[1]	3.44%[1]
Portfolio Turnover Rate	10%[2]	25%[2]

*	The Ultra Short Bond Fund Class M Shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
[3]	Distributions were less than $0.005.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund
	Class M	Class M	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.39	$9.55	$9.36	$9.87	$10.03	$9.99

Income from Investment Operations:
Net investment income	0.18	0.35	0.42	0.51 †	0.65 †	0.80
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, and options	(0.03)	(0.16)	0.20	(0.51)†	(0.18)†	0.04

Total from Investment Operations	0.15	0.19	0.62	0.00	0.47	0.84

Less Distributions:
Dividends from net investment income	(0.18)	(0.35)	(0.43)	(0.51)	(0.63)	(0.80)

Total Distributions	(0.18)	(0.35)	(0.43)	(0.51)	(0.63)	(0.80)

Net Asset Value, End of Period	$9.36	$9.39	$9.55	$9.36	$9.87	$10.03

Total Return	1.62%[2]	2.02%	6.81%	0.10%	4.74%	8.89%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands) Ratio of Expenses to Average Net Assets	$322,208	$325,137	$335,686	$305,726	$424,441	$166,246
Before expense reimbursement	0.60%[1]	0.62%	0.64%	0.62%	0.64%	0.65%
After expense reimbursement	0.58%[1]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.70%[1]	3.71%	4.41%	5.35%†	6.24%†	8.01%
After expense reimbursement	3.72%[1]	3.75%	4.47%	5.39%†	6.30%†	8.08%
Portfolio Turnover Rate	70%[2]	108%	94%	65%	26%	53%

[1]	Annualized
[2]	Non-Annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.02 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund
	Class I	Class I	Class I	Class I	Class I	Class I
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.39	$9.55	$9.36	$9.87	$10.03	$9.99

Income from Investment Operations:
Net investment income	0.19	0.37	0.43	0.53 †	0.67 †	0.82
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, and options	(0.03)	(0.17)	0.21	(0.51)†	(0.18)†	0.04

Total from Investment Operations	0.16	0.20	0.64	0.02	0.49	0.86

Less Distributions:
Dividends from net investment income	(0.19)	(0.36)	(0.45)	(0.53)	(0.65)	(0.82)

Total Distributions	(0.19)	(0.36)	(0.45)	(0.53)	(0.65)	(0.82)

Net Asset Value, End of Period	$9.36	$9.39	$9.55	$9.36	$9.87	$10.03

Total Return	1.72%[2]	2.22%	7.01%	0.29%	4.94%	9.10%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$417,746	$320,192	$222,808	$206,006	$327,473	$257,021
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.41%[1]	0.43%	0.45%	0.43%	0.45%	0.46%
After expense reimbursement	0.39%[1]	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.91%[1]	3.89%	4.52%	5.54%†	6.43%†	8.20%
After expense reimbursement	3.94%[1]	3.93%	4.58%	5.58%†	6.49%†	8.27%
Portfolio Turnover Rate	70%[2]	108%	94%	65%	26%	53%

[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.02 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Intermediate Bond Fund*
	Class M	Class M	Class M
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#	Period Ended March 31, 2004#
Net Asset Value, Beginning of Period	$10.28	$10.72	$10.88

Income from Investment Operations:
Net investment income	0.23	0.49	0.32
Net realized and unrealized (loss)/gain on investments, swap contracts, and options	(0.07)	(0.31)	0.22

Total from Investment Operations	0.16	0.18	0.54

Less Distributions:
Dividends from net investment income	(0.24)	(0.49)	(0.40)
Distributions from net capital gains on investments	—	(0.13)	(0.29)

Total Distributions	(0.24)	(0.62)	(0.70)

Net Asset Value, End of Period	$10.20	$10.28	$10.72

Total Return	1.59%[2]	1.74%	5.12%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$7,480	$154	$75
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.91%[1]	0.98%	1.05%[1]
After expense reimbursement	0.65%[1]	0.65%	0.65%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.27%[1]	4.32%	3.53%[1]
After expense reimbursement	4.52%[1]	4.65%	3.93%[1]
Portfolio Turnover Rate	62%[2]	183%	165%[2]

*	The Intermediate Bond Fund Class M shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Intermediate Bond Fund*
	Class I	Class I	Class I	Class I
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#	Year Ended March 31, 2004#	Period Ended March 31, 2003#
Net Asset Value, Beginning of Period	$10.27	$10.71	$10.49	$10.00

Income from Investment Operations:
Net investment income	0.26	0.51	0.56	0.35	†
Net realized and unrealized (loss)/gain on investments, swap contracts, and options	(0.08)	(0.31)	0.54	0.64	†

Total from Investment Operations	0.18	0.20	1.10	0.99

Less Distributions:
Dividends from net investment income	(0.25)	(0.51)	(0.59)	(0.40)
Distributions from net capital gains on investments	—	(0.13)	(0.29)	(0.10)

Total Distributions	(0.25)	(0.64)	(0.88)	(0.50)

Net Asset Value, End of Period	$10.20	$10.27	$10.71	$10.49

Total Return	1.80%[2]	1.95%	10.86%	10.07%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$54,736	$45,821	$39,727	$28,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.72%[1]	0.77%	0.79%	0.64%[1]
After expense reimbursement	0.44%[1]	0.44%	0.44%	0.44%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.62%[1]	4.53%	4.88%	4.25	%1†
After expense reimbursement	4.90%[1]	4.86%	5.23%	4.45	%1†
Portfolio Turnover Rate	62%[2]	183%	165%	139%[2]

*	The Intermediate Bond Fund Class I Shares commenced operations on June 28, 2002.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income decreased and net realized and unrealized gain increased by $0.05 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund
	Class M	Class M	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.71	$10.06	$9.28	$9.95	$10.34	$10.08

Income from Investment Operations:
Net investment income	0.28	0.59	0.55	0.70 †	0.74 †	0.92
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, and options	(0.02)	(0.36)	0.82	(0.63)†	(0.30)†	0.26

Total from Investment Operations	0.26	0.23	1.37	0.07	0.44	1.18

Less Distributions:
Dividends from net investment income	(0.28)	(0.58)	(0.59)	(0.70)	(0.73)	(0.92)
Distributions from net capital gains on investments	—	—	—	(0.04)	(0.10)	—

Total Distributions	(0.28)	(0.58)	(0.59)	(0.74)	(0.83)	(0.92)

Net Asset Value, End of Period	$9.69	$9.71	$10.06	$9.28	$9.95	$10.34

Total Return	2.73%[2]	2.42%	15.15%	0.91%	4.39%	12.46%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$481,805	$463,895	$498,299	$550,891	$692,279	$426,467
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.67%[1]	0.67%	0.67%	0.67%	0.68%	0.71%
After expense reimbursement	0.65%[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.58%[1]	6.00%	5.60%	7.42%	7.16%†	9.10%
After expense reimbursement	5.60%[1]	6.02%	5.62%	7.44%	7.19%†	9.16%
Portfolio Turnover Rate	95%[2]	180%	165%	90%	78%	205%

[1]	Annualized
[2]	Non-Annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.01 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund
	Class I	Class I	Class I	Class I	Class I	Class I
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.71	$10.06	$9.27	$9.94	$10.34	$10.08

Income from Investment Operations:
Net investment income	0.29	0.61	0.57	0.72 †	0.76 †	0.94
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, and options	(0.02)	(0.36)	0.83	(0.63)†	(0.31)†	0.26

Total from Investment Operations	0.27	0.25	1.40	0.09	0.45	1.20

Less Distributions:
Dividends from net investment income	(0.29)	(0.60)	(0.61)	(0.72)	(0.75)	(0.94)
Distributions from net capital gains on investments	—	—	—	(0.04)	(0.10)	—

Total Distributions	(0.29)	(0.60)	(0.61)	(0.76)	(0.85)	(0.94)

Net Asset Value, End of Period	$9.69	$9.71	$10.06	$9.27	$9.94	$10.34

Total Return	2.84%[2]	2.64%	15.51%	1.11%	4.51%	12.70%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$870,648	$839,828	$899,263	$944,471	$1,106,907	$605,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.46%[1]	0.46%	0.46%	0.46%	0.47%	0.50%
After expense reimbursement	0.44%[1]	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.80%[1]	6.22%	5.81%	7.63%	7.37%†	9.31%
After expense reimbursement	5.82%[1]	6.24%	5.83%	7.65%	7.40%†	9.37%
Portfolio Turnover Rate	95%[2]	180%	165%	90%	78%	205%

[1]	Annualized
[2]	Non-Annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income increased and net realized and unrealized loss increased by $0.01 per share for the fiscal year ended March 31, 2002. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	High Yield Bond Fund*
	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#	Year Ended March 31, 2004#	Period Ended March 31, 2003#
Net Asset Value, Beginning of Period	$11.42	$12.50	$11.38	$10.00

Income from Investment Operations:
Net investment income	0.42	0.99	0.93	0.47	†
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, options, and securities sold short	(0.13)	(0.06)	1.50	1.38	†

Total from Investment Operations	0.29	0.93	2.43	1.85

Less Distributions:
Dividends from net investment income	(0.43)	(0.98)	(0.92)	(0.47)
Distributions from net capital gains on investments	—	(1.04)	(0.39)	—

Total Distributions	(0.43)	(2.02)	(1.31)	(0.47)

Redemption fees added to paid in capital (Note 7)	0.00[4]	0.01	—	—

Net Asset Value, End of Period	$11.28	$11.42	$12.50	$11.38

Total Return	2.58%[2]	7.84%	21.99%	18.79%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$23,348	$25,094	$49,917	$48,996
Ratio of Expenses to Average Net Assets
Before expense reimbursement	1.14%[1,3]	1.15%[3]	1.09%[3]	1.20%[1]
After expense reimbursement	0.80%[1,3]	0.80%[3]	0.80%[3]	0.80%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	6.93%[1]	7.78%	7.19%	8.90	%1†
After expense reimbursement	7.27%[1]	8.13%	7.48%	9.30	%1†
Portfolio Turnover Rate	45%[2]	167%	268%	200%[2]

*	The High Yield Bond Fund Class M shares commenced operations on September 30, 2002.

[1]	Annualized
[2]	Non-annualized
[3]	The Fund incurred interest expense on swap contracts during the six months ended September 30, 2005, the fiscal year ended March 31, 2005 and the fiscal year ended March 31, 2004. If interest expense had been included, the ratio of expenses before reimbursement would have been 1.17%, 1.15% and 1.10%, respectively, and the ratio of expenses after reimbursement would have been 0.82%, 0.80% and 0.81%, respectively.
[4]	Redemption fees were less than $0.005.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	High Yield Bond Fund*
	Class I	Class I	Class I
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#	Year Ended March 31, 2004#
Net Asset Value, Beginning of Period	$11.43	$12.51	$11.38

Income from Investment Operations:
Net investment income	0.43	1.02	0.98
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, options, and securities sold short	(0.14)	(0.06)	1.49

Total from Investment Operations	0.29	0.96	2.47

Less Distributions:
Dividends from net investment income	(0.44)	(1.01)	(0.95)
Distributions from net capital gains on investments	0.00[4]	(1.04)	(0.39)

Total Distributions	(0.44)	(2.05)	(1.34)

Redemption fees added to paid in capital (Note 7)	0.00[4]	0.01	—

Net Asset Value, End of Period	$11.28	$11.43	$12.51

Total Return	2.62%[2]	8.12%	22.35%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$42,693	$29,735	$19,129
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.89%[1,3]	0.90%[1]	0.84%[1]
After expense reimbursement	0.55%[1,3]	0.55%[1]	0.55%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	7.17%[1]	8.08%	7.57%
After expense reimbursement	7.51%[1]	8.43%	7.86%
Portfolio Turnover Rate	45%[2]	167%	268%

*	The High Yield Bond Fund Class I shares commenced operations on March 31, 2003.
[1]	Annualized
[2]	Non-annualized
[3]	The Fund incurred interest expense on swap contracts during the six months ended September 30, 2005, the fiscal year ended March 31, 2005 and the fiscal year ended March 31, 2004. If interest expense had been included, the ratio of expenses before reimbursement would have been 0.92%, 0.90% and 0.86%, respectively, and the ratio of expenses after reimbursement would have been 0.58%, 0.55% and 0.59%, respectively.
[4]	Redemption fees was less than $0.005.
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Strategic Income Fund*
	Class M	Class M	Class M
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#	Period Ended March 31, 2004#
Net Asset Value, Beginning of Period	$11.22	$11.27	$10.00

Income from Investment Operations:
Net investment income	0.23	0.37	0.28
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, options, and securities sold short	(0.01)	0.08	1.33

Total from Investment Operations	0.22	0.45	1.61

Less Distributions:
Dividends from net investment income	(0.25)	(0.39)	(0.33)
Distributions from net capital gains on investments	—	(0.11)	(0.01)

Total Distributions	(0.25)	(0.50)	(0.34)

Net Asset Value, End of Period	$11.19	$11.22	$11.27

Total Return	1.98%[2]	3.81%	16.27%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$106,316	$102,232	$96,802
Ratio of Expenses to Average Net Assets
Before expense reimbursement	2.24%[1,3,4]	2.22%[3]	2.62%[1,3]
After expense reimbursement	2.24%[1,3,4]	2.22%[3]	2.35%[1,3]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.01%[1]	3.27%	3.10%[1]
After expense reimbursement	4.01%[1]	3.27%	3.37%[1]
Portfolio Turnover Rate	15%[2]	114%	96%[2]

*	The Strtategic Income Fund Class M Shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
[3]	The Fund incurred interest expense on swap contracts during the six months ended September 30, 2005, the fiscal year ended March 31, 2005 and the fiscal year ended March 31, 2004. If interest expense had been included, the ratio of expenses before reimbursement would have been 2.38%, 2.33% and 2.70%, respectively, and the ratio of expenses after reimbursement would have been 2.38%, 2.33% and 2.43%, respectively.
[4]	Includes 0.02% repayment of expenses reimbursed to the adviser (see Note 5).
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Strategic Income Fund*
	Class I	Class I
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#
Net Asset Value, Beginning of Period	$11.22	$11.27

Income from Investment Operations:
Net investment income	0.24	0.42
Net realized and unrealized (loss) gain on investments, futures contracts, swap contracts, options, and securities sold short	(0.01)	0.01

Total from Investment Operations	0.23	0.43

Less Distributions:
Dividends from net investment income	(0.26)	(0.37)
Distributions from net capital gains on investments	—	(0.11)

Total Distributions	(0.26)	(0.48)

Net Asset Value, End of Period	$11.19	$11.22

Total Return	2.11%[2]	4.07%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$109,447	$92,667
Ratio of Expenses to Average Net Assets
Before expense reimbursement	1.99%[1,3]	1.98%[3]
After expense reimbursement	1.99%[1,3]	1.96%[3]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.23%[1]	3.71%
After expense reimbursement	4.23%[1]	3.73%
Portfolio Turnover Rate	15%[2]	114%

*	The Strategic Income Fund Class I Shares commenced operations on March 31, 2004.
[1]	Annualized
[2]	Non-annualized
[3]	The Fund incurred interest expense on swap contracts during the six months ended September 30, 2005 and the year ended March 31, 2005. If interest expense had been included, the ratio expense had been included, the ratio of expenses before reimbursement to average net assets would have been 2.13% and 2.12%, respectively, and the ratio of expenses after reimbursement would have been 2.13% and 2.10%, respectively.
[4]	Includes 0.02% repayment of expenses reimbursed to the adviser (see Note 5).
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	AlphaTrak 500 Fund
	Six Months Ended September 30, 2005# (Unaudited)	Year Ended March 31, 2005#	Year Ended March 31, 2004#	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$7.61	$7.33	$5.49	$8.20	$8.47	$11.90

Income from Investment Operations:
Net investment income	0.15	0.24	0.22	0.32 †	0.48 †	0.75
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, and options	0.25	0.28	1.85	(2.61)†	(0.27)†	(3.12)

Total from Investment Operations	0.40	0.52	2.07	(2.29)	0.21	(2.37)

Less Distributions:
Dividends from net investment income	(0.16)	(0.24)	(0.23)	(0.42)	(0.48)	(0.74)
Distributions from net capital gains on investments	—	—	—	—	—	(0.32)

Total Distributions	(0.16)	(0.24)	(0.23)	(0.42)	(0.48)	(1.06)

Net Asset Value, End of Period	$7.85	$7.61	$7.33	$5.49	$8.20	$8.47

Total Return	5.23%[2]	7.15%	38.16%	(28.35)%	2.66%	(21.20)%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$134,958	$133,325	$107,551	$88,353	$86,749	$54,367
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.52%[1,3]	0.52%[3,4]	0.88%	0.55%	0.89%	0.88%
After expense reimbursement	0.52%[1,3]	0.52%[3,4]	0.88%	0.55%	0.80%	0.63%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.71%[1]	3.23%	3.25%	5.10%†	5.70%†	7.31%
After expense reimbursement	3.71%[1]	3.23%	3.25%	5.10%†	5.79%†	7.56%
Portfolio Turnover Rate	29%[2]	72%	67%	72%	23%	82%

[1]	Annualized
[2]	Non-annualized
[3]	The Fund incurred interest expense on swap contracts during the six months ended September 30, 2005, and the fiscal year ended March 31, 2005. If interest expense had been included, the ratio of expenses before and after reimbursement to average net assets both would have been 1.03% and 0.70%, respectively.
[4]	Includes 0.02% repayment of expenses reimbursed to the adviser (see Note 5).
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
†	Prior years’ data updated due to reclassification of paydown from capital gain/(loss) to net investment income. Due to this reclassification, net investment income decreased and net realized and unrealized loss decreased by $0.01 per share for the fiscal year ended March 31, 2003. The impact due to this reclassification was less than $0.005 per share for the fiscal year ended March 31, 2002.

See accompanying notes to financial statements.

Metropolitan West Funds

Notes to Financial Statements

September 30, 2005

(Unaudited)

1.	SUMMARY OF ORGANIZATION

The Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware business trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. Metropolitan West Asset Management, LLC (the “Adviser”), a registered investment adviser, provides the Funds with investment management services. The Trust currently consists of seven separate portfolios (each a “Fund” and collectively, the “Funds”): Metropolitan West Ultra Short Bond Fund (the “Ultra Short Bond Fund”), Metropolitan West Low Duration Bond Fund (the “Low Duration Bond Fund”), Metropolitan West Intermediate Bond Fund (the “Intermediate Bond Fund”), Metropolitan West Total Return Bond Fund (the “Total Return Bond Fund”), Metropolitan West High Yield Bond Fund (the “High Yield Bond Fund”), Metropolitan West Strategic Income Fund (the “Strategic Income Fund”), and Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Intermediate Bond Fund – Class I commenced operations on June 28, 2002. The High Yield Bond Fund – Class M commenced operations on September 30, 2002. The High Yield Bond Fund – Class I commenced operations on March 31, 2003. Class M shares of the Intermediate Bond Fund, the Ultra Short Bond Fund, and the Strategic Income Fund commenced operations on June 30, 2003. The Strategic Income Fund – Class I commenced operations on March 31, 2004 and the Ultra Short Bond Fund – Class I commenced operations on July 30, 2004.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The Fund’s dollar-weighted average portfolio maturity will normally exceed one year.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. This Fund invests in a portfolio of high yield fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. This fund uses strategies intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund will focus on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund will focus on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include: shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations. The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund.

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (“S&P 500 Index”). The Fund invests in S&P 500 Index futures contracts and swaps backed by a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

Notes to Financial Statements (continued)

A more complete description of the objectives and strategies of each of the Funds can be found in the prospectus and the Statement of Additional Information, which can be obtained at www.mwamllc.com or by calling (800) 241-4671.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees. Fixed-income securities for which market quotations are readily available are valued at the average of the latest bid and asked prices. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

Securities Transactions and Investment Income:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

Notes to Financial Statements (continued)

Dividends and other distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to timing differences and differing characterization of distributions made by a Fund.

Cash and cash equivalents:

The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

Use of estimates:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar United States Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”), Government National Mortgage Association (“Ginnie Mae”) and Federal Home Loan Banks (“FHLB”). Freddie Mac, Fannie Mae, Ginnie Mae and FHLB’s, although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgaged-backed securities issued by Freddie Mac, Fannie Mae, Ginnie Mae and FHLB’s are neither guaranteed nor insured by the United States Government.

The Funds may also invest in Collateralized Mortgage Obligations (“CMO”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the six months ended September 30, 2005, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund.

Notes to Financial Statements (continued)

The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund, will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

In addition to the securities listed above, the AlphaTrak 500 Fund may invest in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counter-party. The Funds may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in the transaction. If the fund is a buyer and no event of default occurs, the fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counter-party risk and credit risk.

Notes to Financial Statements (continued)

The Funds may enter into total return swap agreements. Total Return Swap is the generic name for any non- traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cashflows. The Total Return Swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Total Return Swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total Return Swaps can be designed with any underlying asset agreed between two parties. No notional amounts are exchanged with Total Return Swaps.

4.	SECURITIES TRANSACTIONS

Investment transactions for the six months ended September 30, 2005, excluding short-term investments, were as follows:

	Purchases	Sales
Ultra Short Bond Fund	$152,905,285	$21,785,796
Low Duration Bond Fund	652,512,237	460,401,900
Intermediate Bond Fund	49,190,177	30,471,435
Total Return Bond Fund	1,434,421,802	1,233,299,372
High Yield Bond Fund	34,984,755	24,295,076
Strategic Income Fund	66,703,182	26,196,239
AlphaTrak 500 Fund	53,410,575	33,815,251

5.	INVESTMENT ADVISORY SERVICES

As compensation for advisory services, the Adviser charges the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, and the High Yield Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.25%, 0.30%, 0.35%, 0.35%, and 0.50%, respectively, of each Fund’s average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund’s average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Under this agreement, the basic fee was decreased by 0.01% resulting in $234,119 of total management fees for the six months ended September 30, 2005. The Adviser charges the Strategic Income Fund a basic fee of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.70% of the Fund’s average daily net assets), depending on whether, and to what extent, the investment performance of the Strategic Income Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the Merrill Lynch 3 month U.S. Treasury Bill Index plus 2.00% over the same period. Under this agreement, the basic fee was decreased by 0.11% resulting in $1,893,293 of total management fees for the six months ended September 30, 2005. The Strategic Income Fund is obliged to repay the Adviser for a period of three fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the stated expense limitations. For the six months ended September 30, 2005, the Fund repaid the Adviser $24,669, the full amount due to the Advisor. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the six months ended September 30, 2005, were as follows:

	Investment Advisory Fee Rate		Voluntary Expense Limitation
	Class M	Class I	Class M	Class I
Ultra Short Bond Fund	0.25%	0.25%	0.50%	0.34%
Low Duration Bond Fund	0.30	0.30	0.58	0.39
Intermediate Bond Fund	0.35	0.35	0.65	0.44
Total Return Bond Fund	0.35	0.35	0.65	0.44
High Yield Bond Fund	0.50	0.50	0.80	0.55
Strategic Income Fund	0.50 - 1.90	0.50 - 1.90	0.95 - 2.35	0.70 - 2.10
AlphaTrak 500 Fund	0.00 - 0.70	N/A	0.20 - 0.90	N/A

Notes to Financial Statements (continued)

6.	SHARE MARKETING (12b-1) Plan

The Trust has a Share Marketing Plan (or “the Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to AlphaTrak 500 Fund, and Class M shares of the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the High Yield Bond Fund, and the Strategic Income Fund. The Total Return Bond Fund and Low Duration Bond Fund began accruing for Rule 12b-1 expenses on April 1, 2000. The High Yield Bond Fund began accruing for Rule 12b-1 expenses on October 2, 2002. The Ultra Short Bond Fund, the Intermediate Bond Fund, and the Strategic Income Fund began accruing for Rule 12b-1 expenses on July 2, 2003. Under the Plan, the Trust pays the Distributor, as the Trust’s distribution coordinator, an annual fee up to 0.25% of each Fund’s aggregate average daily net assets to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Intermediate Bond Fund and the Total Return Bond Fund, for the six months ending September 30, 2005. The AlphaTrak 500 Fund is currently not incurring Rule 12b-1 fees.

7.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	Ultra Short Bond Fund
	Class M	Class M	Class I	Class I*
	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Period Ended September 30, 2005 (Unaudited)	Period Ended March 31, 2005
Change in Fund shares:
Shares outstanding at beginning of period	34,434,550	28,214,896	9,762,417	—
Shares sold	21,324,762	41,879,901	9,820,667	21,327,612
Shares issued through reinvestment of dividends	668,129	923,424	241,465	166,908
Shares redeemed	(12,262,607)	(36,583,671)	(3,112,879)	(11,732,103)

Net increase in fund shares	9,730,284	6,219,654	6,949,253	9,762,417

Shares outstanding at end of period	44,164,834	34,434,550	16,711,670	9,762,417

	Low Duration Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2004	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Change in Fund shares:
Shares outstanding at beginning of period	34,642,071	35,154,159	34,106,697	23,327,361
Shares sold	7,264,595	14,380,428	13,982,865	18,316,972
Shares issued through reinvestment of dividends	655,761	1,227,216	683,512	903,777
Shares redeemed	(8,123,127)	(16,119,732)	(4,136,574)	(8,441,413)

Net (decrease)/increase in fund shares	(202,771)	(512,088)	10,529,803	10,779,336

Shares outstanding at end of period	34,439,300	34,642,071	44,636,500	34,106,697

*	Class I Shares commenced operations on July 31, 2004

Notes to Financial Statements (continued)

	Intermediate Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Change in Fund shares:
Shares outstanding at beginning of period	15,008	7,024	4,459,564	3,708,508
Shares sold	715,718	9,273	797,831	1,076,698
Shares issued through reinvestment of dividends	4,478	665	114,683	257,886
Shares redeemed	(1,791)	(1,954)	(5,513)	(583,528)

Net increase in fund shares	718,405	7,984	907,001	751,056

Shares outstanding at end of period	733,413	15,008	5,366,565	4,459,564

	Total Return Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Change in Fund shares:
Shares outstanding at beginning of period	47,783,776	49,509,294	86,530,352	89,366,290
Shares sold	7,970,015	12,816,130	7,548,850	11,994,941
Shares issued through reinvestment of dividends	1,299,514	2,696,820	2,493,765	4,984,983
Shares redeemed	(7,355,921)	(17,238,468)	(6,743,998)	(19,815,862)

Net increase/(decrease) in fund shares	1,913,608	(1,725,518)	3,298,617	(2,835,938)

Shares outstanding at end of period	49,697,384	47,783,776	89,828,969	86,530,352

	High Yield Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Change in Fund shares:
Shares outstanding at beginning of period	2,197,393	3,993,289	2,602,293	1529528
Shares sold	343,335	2,162,095	1,701,175	854,889
Shares issued through reinvestment of dividends	76,061	404,917	98,657	271,735
Shares redeemed	(546,526)	(4,362,908)	(617,830)	(53,859)

Net (decrease)/increase in fund shares	(127,130)	(1,795,896)	1,182,000	1,072,765

Shares outstanding at end of period	2,070,263	2,197,393	3,784,295	2,602,293

Notes to Financial Statements (continued)

	Strategic Income Fund
	Class M	Class M	Class I	Class I**
	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Change in Fund shares:
Shares outstanding at beginning of period	9,114,676	8,586,557	8,261,804	—
Shares sold	2,139,334	10,277,525	2,124,545	8,741,413
Shares issued through reinvestment of dividends	214,470	408,630	188,441	204,090
Shares redeemed	(1,970,558)	(10,158,036)	(797,107)	(683,699)

Net increase in fund shares	383,246	528,119	1,515,879	8,261,804

Shares outstanding at end of period	9,497,922	9,114,676	9,777,683	8,261,804

	AlphaTrak 500 Fund
	Period Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Change in Fund shares:
Shares outstanding at beginning of period	17,523,538	17,058,513
Shares sold	1,259,242	4,420,483
Shares issued through reinvestment of dividends	307,247	503,539
Shares redeemed	(1,894,301)	(4,458,997)

Net (decrease)/increase in fund shares	(327,812)	465,025

Shares outstanding at end of period	17,195,726	17,523,538

**	Class I Shares commenced operations on March 31, 2004

Redemption Fee:

The High Yield Bond Fund will charge a 1.00% redemption fee when shares are redeemed (either by selling or by exchanging into another fund) within 6 months of purchase. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged, will be withheld from the redemption proceeds and paid directly to the Fund.

8.	LINE OF CREDIT

The Funds have access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.50% above the Federal Funds rate on outstanding balances. There were no borrowings from the line of credit during the six months ended September 30, 2005.

9.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2005, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013
Ultra Short Bond Fund	$—	$—	$—	$16,584
Low Duration Bond Fund	6,637,930	1,278,315	—	—
Total Return Bond Fund	—	19,394,109	—	206,379
AlphaTrak 500 Fund	—	16,806,095	—	—

For the year ended March 31, 2005, the Low Duration Bond Fund and AlphaTrak 500 Fund utilized net federal tax capital loss carryforwards of $2,504,583 and $1,505,317, respectively.

Notes to Financial Statements (continued)

Post-October Loss:

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2005, the following funds had post October losses.

Fund
Low Duration Bond Fund	$24,545,273
Total Return Bond Fund	$55,656,289

10.	INDEMNIFICATIONS

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve further claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Approval of Renewal of Investment Management Agreement

(Unaudited)

The Trust’s Board has approved the renewal of the Trust’s Investment Management Agreement (the “Agreement”) with the Adviser for an additional one-year term through the next annual meeting of the Board expected in May 2006. The renewal of the Agreement was approved by the Board (including a majority of the independent Board members) upon the recommendation of the independent Board members. The independent Board members met separately in executive session to discuss and review the information that had been presented for their consideration prior to the Board’s vote to renew the Agreement. The information, material facts and conclusions that formed the basis for their recommendation and the Board’s subsequent approval are described below.

1.	Information received

Materials reviewed – During the course of each year, the independent Board members receive a wide variety of materials relating to the services provided by the Adviser, including reports on each Fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by the Adviser to the Funds. In addition, the Board reviewed supplementary information that included extensive materials regarding each Fund’s investment results, independently prepared advisory fee and expense comparisons to other mutual funds, advisory fee comparisons to advisory fees charged by the Adviser to its institutional clients, financial and profitability information regarding the Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to the Fund.

Review process – The independent Board members reviewed advice regarding legal and industry standards provided by legal counsel to the Trust, which is not independent legal counsel. The independent Board members discussed the renewal of the Agreement with the Adviser’s representatives and in a private session at which no representatives of the Adviser were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the independent Board members did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, extent and quality of services

The Board considered the depth and quality of the Adviser’s investment management process, including its research and intellectual capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall resources of its organization; and the ability of its organizational structure to address the growth in assets and products under its management. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, results and portfolio accounting. They considered the Adviser’s commitment to investing in information technology supporting investment management and compliance. They further noted the high level of communication between the Adviser and the Board.

The Board and the independent Board members concluded that the nature, extent and quality of the services provided by the Adviser are of a high quality and have benefited and will continue to benefit the Funds and their shareholders.

3.	Investment results

The Board considered the investment results of each Fund in light of its investment objective. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Lipper, an independent data provider, with respect to various pertinent periods. In reviewing each Fund’s relative performance, the Board took into account the Fund’s unique characteristics and its asset size, diversification and range of investments.

The Board noted that each Fund’s performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is the most relevant. The Board ultimately concluded that the Adviser was implementing each Fund’s investment objective and the Adviser’s record in managing the Fund indicates that its continued management will benefit the Fund and its shareholders.

4.	Advisory fees and total expenses

The Board compared the advisory fees and total expenses of each Fund (each as a percentage of average net assets) with the median fee and expense levels of all other mutual funds in the relevant Lipper peer groups. These comparisons assisted the Board by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board observed that each Fund’s advisory fee was below the median of the peer group funds on a current basis with the exception of the Strategic Income Fund. The Board discussed why the Lipper peer group was not a suitable comparison for that Fund because the Strategic Income Fund should instead be compared to private absolute value funds, which the Adviser views as that Fund’s closest relevant comparison and to which it compares very favorably. The Board further noted that the AlphaTrak 500 Fund and the Strategic Income Fund both employ a fulcrum fee that adjusts upward from a basic fee only if the Fund enjoys favorable performance against its specified benchmark (and adjusts downward in the case of unfavorable relative performance). The Board further noted the relevant contractual expense limitations that the Adviser has agreed to with respect to each Fund, and that the Adviser historically has absorbed any expenses in excess of these limits. The Board concluded that the relatively low level of the fees charged by the Adviser will benefit each Fund and its shareholders.

The Board also reviewed information regarding the advisory fees paid by institutional clients of the Adviser with similar investment mandates. They concluded that, although the fees paid by those clients generally were lower than those paid by the Funds, the differences appropriately reflected the Adviser’s significantly greater responsibilities and expenses with respect to the Funds, including the costs of complying with the more comprehensive regulatory regime applicable to registered mutual funds.

5.	The Adviser’s costs, level of profits and economies of scale

The independent Board members reviewed information regarding the Adviser’s costs of providing services to the Funds, as well as the resulting level of profits to the Adviser. They reviewed the Adviser’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Adviser’s largest operating cost. They accepted the Adviser’s assertion that its profit margins have declined over time with respect to the Funds as a result of increased regulatory and other costs involved with the mutual fund business. The independent Board members recognized that the Adviser should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The independent Board members considered the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees reflect those economies of scale. They realized that the advisory fees for the Funds do not have breakpoints, which would result in lower advisory fee rates as the Fund grow larger. And, they accepted the Adviser’s assertion that the advisory fees compare favorably to peer group fees and expenses. The Board also recognized the benefits to the Funds of the Adviser’s past investment in and experience with the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer and smaller), and its commitment to maintain reasonable overall operating expenses for each Fund.

6.	Ancillary benefits

The Board considered other actual and potential financial benefits to the Adviser in concluding that the contractual advisory fees are reasonable for the Funds. In particular, they noted that the Adviser does not have any affiliates that directly benefit from the Adviser’s relationship to the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the independent Board members concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that the Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Adviser by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

Board of Trustees

Scott B. Dubchansky

David H. Edington

Keith T. Holmes

Martin Luther King III

Daniel D. Villanueva

Andrew Tarica

Ronald J. Consiglio

Scott Sale

Officers

Scott B. Dubchansky

Chairman of the Board, President, and

Principal Executive Officer

Joseph D. Hattesohl

Treasurer and Principal Financial Officer

James E. Menvielle

Secretary, Assistant Treasurer and Principal Accounting Officer

Keith T. Kirk

Chief Compliance Officer

Adviser:	Independent Registered Public Accounting Firm:
Metropolitan West Asset Management, LLC	Deloitte & Touche LLP
11766 Wilshire Boulevard, Suite 1580	1700 Market Street
Los Angeles, CA 90025	Philadelphia, PA 19103

Custodian:	Distributor:
The Bank of New York	PFPC Distributors, Inc.
One Wall Street	760 Moore Road
New York, NY 10286	King of Prussia, PA 19406

Transfer Agent:	Legal Counsel:
PFPC Inc.	Paul, Hastings, Janofsky & Walker LLP
760 Moore Road	55 Second Street, 24th Floor
King of Prussia, PA 19406	San Francisco, CA 94105-3441

For Additional Information about the

Metropolitan West Funds call:

(310) 966-8900 or

(800) 241-4671 (toll-free)

A description of the Funds’ proxy voting policies and procedures, and how the Funds’ voted proxies relating to portfolio securities during the 12 month period ending June 30, 2005 are available (i) without charge, upon request, by calling (800) 241-4671; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

METSAR2005

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Metropolitan West Funds

By (Signature and Title) *	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President Principal Executive Officer

Date December 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President Principal Executive Officer

Date December 6, 2005

By (Signature and Title) *	/s/ Joseph D. Hattesohl
Joseph D. Hattesohl, Treasurer Principal Financial Officer

Date December 6, 2005

*	Print the name and title of each signing officer under his or her signature.